FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986
                                   ----------

                       FRANKLIN INVESTORS SECURITIES TRUST
                     ------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  7/31/09
                          --------


Item 1. Schedule of Investments.



Franklin Investors Securities Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JULY 31, 2009

CONTENTS

Franklin Adjustable U.S. Government Securities Fund ......................    3
Franklin Balanced Fund ...................................................   13
Franklin Convertible Securities Fund .....................................   19
Franklin Equity Income Fund ..............................................   22
Franklin Floating Rate Daily Access Fund .................................   25
Franklin Limited Maturity U.S. Government Securities Fund ................   35
Franklin Low Duration Total Return Fund ..................................   39
Franklin Real Return Fund ................................................   52
Franklin Total Return Fund ...............................................   58
Notes to Statements of Investments .......................................   80

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

       FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT            VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       MORTGAGE-BACKED SECURITIES 85.3%
   (a) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 18.6%
       FHLMC, 2.763%, 3/01/32 .........................................................   $       779,083          $        782,905
       FHLMC, 3.065%, 7/01/27 .........................................................           247,272                   249,742
       FHLMC, 3.24%, 3/01/19 ..........................................................            43,775                    44,269
       FHLMC, 3.254%, 8/01/32 .........................................................           213,081                   215,483
       FHLMC, 3.361%, 3/01/34 .........................................................         9,463,958                 9,591,060
       FHLMC, 3.364%, 4/01/35 .........................................................        29,689,738                30,017,875
       FHLMC, 3.365%, 4/01/30 .........................................................           307,212                   310,459
       FHLMC, 3.379%, 3/01/35 .........................................................            37,388                    37,870
       FHLMC, 3.396%, 1/01/34 .........................................................         2,792,508                 2,826,589
       FHLMC, 3.48%, 7/01/29 ..........................................................            72,370                    73,188
       FHLMC, 3.574%, 10/01/29 ........................................................           129,752                   129,856
       FHLMC, 3.587%, 3/01/18 .........................................................           110,214                   111,225
       FHLMC, 3.605%, 5/01/20 .........................................................         1,016,833                 1,026,528
       FHLMC, 3.74%, 12/01/35 .........................................................           266,577                   269,337
       FHLMC, 3.752%, 9/01/32 .........................................................           760,089                   774,116
       FHLMC, 3.794%, 5/01/36 .........................................................           374,100                   381,786
       FHLMC, 3.817%, 9/01/18 .........................................................           643,490                   651,157
       FHLMC, 3.824%, 6/01/35 .........................................................         1,622,759                 1,657,652
       FHLMC, 3.84%, 5/01/32 ..........................................................           288,226                   293,262
       FHLMC, 3.875%, 11/01/16 ........................................................           316,781                   319,566
       FHLMC, 3.888%, 1/01/34 .........................................................         2,090,681                 2,117,248
       FHLMC, 3.944%, 7/01/18 .........................................................           179,273                   182,055
       FHLMC, 3.955%, 2/01/19 .........................................................           132,262                   132,891
       FHLMC, 3.975%, 2/01/33 .........................................................           102,284                   103,401
       FHLMC, 3.98%, 5/01/34 ..........................................................           890,297                   916,012
       FHLMC, 3.988%, 11/01/29 ........................................................         2,575,881                 2,624,899
       FHLMC, 3.996%, 4/01/19 .........................................................           593,173                   598,108
       FHLMC, 4.007%, 10/01/24 ........................................................           981,767                   998,532
       FHLMC, 4.016%, 6/01/35 .........................................................            63,759                    65,722
       FHLMC, 4.031%, 2/01/32 .........................................................           185,223                   191,123
       FHLMC, 4.052%, 4/01/29 .........................................................         1,082,049                 1,100,648
       FHLMC, 4.079%, 8/01/32 .........................................................         1,969,861                 2,020,902
       FHLMC, 4.084%, 11/01/35 ........................................................        26,906,967                27,234,381
       FHLMC, 4.151%, 5/01/32 .........................................................           400,381                   406,533
       FHLMC, 4.163%, 8/01/30 .........................................................           150,901                   153,586
       FHLMC, 4.209%, 8/01/27 .........................................................           821,227                   840,726
       FHLMC, 4.221%, 10/01/31 ........................................................         2,043,763                 2,080,506
       FHLMC, 4.227%, 9/01/19 .........................................................           317,833                   320,495
       FHLMC, 4.255%, 5/01/25 .........................................................           251,601                   255,706
       FHLMC, 4.262%, 12/01/32 ........................................................           131,810                   132,350
       FHLMC, 4.298%, 8/01/30 .........................................................         1,898,785                 1,937,358
       FHLMC, 4.321%, 3/01/32 .........................................................           243,413                   247,165
       FHLMC, 4.345%, 4/01/18 .........................................................           671,053                   676,570
       FHLMC, 4.346%, 12/01/19 ........................................................         1,459,013                 1,488,035
       FHLMC, 4.364%, 1/01/23 .........................................................         2,934,759                 2,979,384
       FHLMC, 4.365%, 4/01/25 .........................................................         1,036,922                 1,039,857
       FHLMC, 4.401%, 12/01/16 ........................................................           216,292                   218,582


                     Quarterly Statements of Investments| 3

Franklin Investors Securities Trust

       FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT            VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
   (a) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE (CONTINUED)
       FHLMC, 4.419%, 11/01/31 ........................................................   $     1,512,058          $      1,538,426
       FHLMC, 4.437%, 6/01/26 .........................................................         2,429,028                 2,460,968
       FHLMC, 4.463%, 12/01/30 ........................................................         1,016,686                 1,033,303
       FHLMC, 4.489%, 9/01/34 .........................................................         1,775,139                 1,816,196
       FHLMC, 4.502%, 10/01/33 ........................................................           782,594                   798,608
       FHLMC, 4.535%, 6/01/29 .........................................................         2,385,841                 2,433,676
       FHLMC, 4.548%, 3/01/35 .........................................................           971,491                 1,005,288
       FHLMC, 4.596%, 1/01/36 .........................................................         9,289,178                 9,563,438
       FHLMC, 4.622%, 6/01/35 .........................................................        24,790,797                25,659,386
       FHLMC, 4.716%, 11/01/29 ........................................................           590,505                   607,200
       FHLMC, 4.778%, 10/01/25 ........................................................           391,333                   397,804
       FHLMC, 4.82%, 11/01/35 .........................................................           234,902                   242,621
       FHLMC, 4.863%, 9/01/35 .........................................................         2,203,468                 2,295,994
       FHLMC, 4.876%, 6/01/35 .........................................................            73,341                    75,045
       FHLMC, 4.883%, 11/01/25 ........................................................         3,248,147                 3,261,410
       FHLMC, 4.91%, 11/01/34 .........................................................         3,837,438                 3,988,000
       FHLMC, 4.919%, 2/01/35 .........................................................         1,146,173                 1,167,457
       FHLMC, 4.956%, 12/01/34 ........................................................         1,183,881                 1,216,667
       FHLMC, 4.986%, 10/01/35 ........................................................         9,259,204                 9,614,657
       FHLMC, 5.064%, 12/01/34 ........................................................         6,028,526                 6,212,687
       FHLMC, 5.09%, 1/01/37 ..........................................................        48,842,197                50,712,699
       FHLMC, 5.12%, 1/01/36 ..........................................................           187,660                   191,687
       FHLMC, 5.15%, 12/01/35 .........................................................        12,250,625                12,746,802
       FHLMC, 5.175%, 10/01/18 ........................................................            24,592                    24,759
       FHLMC, 5.177%, 7/01/20 .........................................................            94,919                    96,488
       FHLMC, 5.23%, 6/01/26 - 9/01/31 ................................................           485,623                   490,363
       FHLMC, 5.25%, 9/01/31 ..........................................................           231,428                   233,187
       FHLMC, 5.253%, 10/01/36 ........................................................           199,390                   205,424
       FHLMC, 5.283%, 8/01/31 .........................................................           100,060                   102,644
       FHLMC, 5.288%, 9/01/35 .........................................................        42,305,476                44,099,368
       FHLMC, 5.306%, 1/01/23 .........................................................           254,736                   262,884
       FHLMC, 5.31%, 3/01/33 ..........................................................            34,775                    35,599
       FHLMC, 5.382%, 3/01/37 .........................................................         5,712,479                 5,925,816
       FHLMC, 5.436%, 4/01/25 .........................................................         1,045,919                 1,073,750
       FHLMC, 5.585%, 12/01/28 ........................................................           322,371                   329,057
       FHLMC, 5.785%, 2/01/37 .........................................................         4,595,974                 4,846,963
       FHLMC, 5.906%, 12/01/31 ........................................................           287,404                   297,403
       FHLMC, 6.131%, 11/01/35 ........................................................           414,129                   425,427
       FHLMC, 6.217%, 9/01/36 .........................................................         3,147,958                 3,335,022
       FHLMC, 6.405%, 5/01/26 .........................................................           155,223                   157,485
       FHLMC, 6.635%, 12/01/21 ........................................................            36,041                    36,609
       FHLMC, 6.725%, 12/01/27 ........................................................            50,888                    52,794
                                                                                                                   ----------------
                                                                                                                        301,897,761
                                                                                                                   ----------------
   (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 65.2%
       FNMA, 2.533%, 6/01/33 ..........................................................           199,970                   199,226
       FNMA, 2.55%, 9/01/16 ...........................................................            18,984                    18,306
       FNMA, 2.63%, 8/01/33 - 3/01/35 .................................................        13,332,696                13,272,804


                     4 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT            VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
   (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
       FNMA, 2.791%, 4/01/35 ..........................................................   $       282,830          $        284,226
       FNMA, 2.803%, 9/01/32 ..........................................................           483,378                   488,787
       FNMA, 2.82%, 7/01/32 ...........................................................           119,761                   119,500
       FNMA, 2.846%, 7/01/24 ..........................................................           814,201                   816,082
       FNMA, 2.855%, 5/01/18 ..........................................................         4,287,573                 4,355,923
       FNMA, 2.877%, 3/01/33 ..........................................................         2,103,557                 2,109,669
       FNMA, 2.89%, 8/01/34 ...........................................................           119,793                   121,151
       FNMA, 2.901%, 6/01/33 ..........................................................         1,691,188                 1,703,188
       FNMA, 2.913%, 9/01/18 ..........................................................         1,988,304                 2,001,564
       FNMA, 3.004%, 1/01/35 ..........................................................        19,255,947                19,392,463
       FNMA, 3.018%, 1/01/35 ..........................................................           543,031                   548,317
       FNMA, 3.02%, 2/01/34 ...........................................................           100,967                   100,403
       FNMA, 3.026%, 7/01/35 ..........................................................            85,650                    85,990
       FNMA, 3.062%, 1/01/18 ..........................................................         5,728,656                 5,713,147
       FNMA, 3.064%, 8/01/34 ..........................................................           120,354                   122,805
       FNMA, 3.065%, 3/01/22 ..........................................................               929                       935
       FNMA, 3.067%, 6/01/31 ..........................................................           296,171                   300,698
       FNMA, 3.081%, 6/01/32 - 2/01/35 ................................................         2,805,321                 2,870,545
       FNMA, 3.082%, 1/01/29 ..........................................................         2,896,834                 2,882,606
       FNMA, 3.083%, 3/01/35 ..........................................................         3,892,255                 3,944,295
       FNMA, 3.088%, 2/01/33 ..........................................................           201,733                   204,995
       FNMA, 3.12%, 6/01/20 ...........................................................         1,100,839                 1,116,697
       FNMA, 3.128%, 10/01/32 .........................................................           129,418                   131,063
       FNMA, 3.15%, 4/01/35 ...........................................................           642,179                   638,195
       FNMA, 3.155%, 6/01/31 ..........................................................           509,750                   518,340
       FNMA, 3.156%, 8/01/34 ..........................................................            67,945                    69,174
       FNMA, 3.18%, 8/01/35 ...........................................................            55,330                    55,856
       FNMA, 3.183%, 4/01/33 ..........................................................         4,193,908                 4,251,086
       FNMA, 3.184%, 7/01/34 ..........................................................            23,530                    23,553
       FNMA, 3.20%, 4/01/32 ...........................................................           522,257                   530,578
       FNMA, 3.211%, 1/01/19 - 10/01/33 ...............................................         1,706,385                 1,718,423
       FNMA, 3.215%, 5/01/31 ..........................................................           111,625                   112,762
       FNMA, 3.225%, 3/01/18 ..........................................................            61,627                    61,656
       FNMA, 3.228%, 1/01/31 ..........................................................           283,837                   285,667
       FNMA, 3.231%, 5/01/29 ..........................................................           157,165                   158,725
       FNMA, 3.245%, 10/01/34 .........................................................           190,001                   192,705
       FNMA, 3.247%, 3/01/35 ..........................................................            19,660                    19,940
       FNMA, 3.25%, 10/01/30 ..........................................................           253,390                   255,071
       FNMA, 3.259%, 12/01/20 .........................................................           178,768                   178,192
       FNMA, 3.273%, 1/01/16 ..........................................................           520,661                   522,460
       FNMA, 3.283%, 7/01/35 ..........................................................         1,335,448                 1,339,033
       FNMA, 3.289%, 4/01/33 ..........................................................           109,925                   111,690
       FNMA, 3.321%, 5/01/29 ..........................................................           140,339                   141,091
       FNMA, 3.327%, 3/01/20 ..........................................................         1,566,797                 1,566,785
       FNMA, 3.331%, 7/01/34 ..........................................................           518,069                   523,921
       FNMA, 3.336%, 5/01/32 ..........................................................           624,950                   636,238
       FNMA, 3.34%, 3/01/32 - 5/01/32 .................................................           617,526                   624,981
       FNMA, 3.345%, 3/01/28 ..........................................................            90,859                    91,607


                     Quarterly Statements of Investments| 5

Franklin Investors Securities Trust

       FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT            VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
   (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
       FNMA, 3.354%, 6/01/19 ..........................................................   $        86,619          $         86,872
       FNMA, 3.357%, 7/01/33 ..........................................................         2,993,170                 3,029,488
       FNMA, 3.358%, 7/01/34 ..........................................................            88,124                    88,545
       FNMA, 3.362%, 5/01/35 ..........................................................        23,336,566                23,836,157
       FNMA, 3.378%, 5/01/35 - 7/01/35 ................................................           217,623                   220,536
       FNMA, 3.381%, 3/01/19 ..........................................................           102,573                   103,685
       FNMA, 3.395%, 4/01/34 ..........................................................           157,575                   157,752
       FNMA, 3.417%, 6/01/35 ..........................................................           124,252                   125,328
       FNMA, 3.422%, 9/01/33 ..........................................................           574,795                   571,268
       FNMA, 3.423%, 1/01/35 ..........................................................         9,307,343                 9,393,423
       FNMA, 3.427%, 8/01/33 ..........................................................           877,489                   884,926
       FNMA, 3.441%, 5/01/35 ..........................................................        11,696,363                11,850,671
       FNMA, 3.448%, 3/01/32 ..........................................................           895,818                   910,662
       FNMA, 3.451%, 4/01/34 - 1/01/35 ................................................         5,262,894                 5,252,800
       FNMA, 3.452%, 5/01/19 ..........................................................           204,119                   204,438
       FNMA, 3.459%, 7/01/35 ..........................................................            75,763                    76,290
       FNMA, 3.464%, 4/01/18 ..........................................................           123,556                   124,706
       FNMA, 3.471%, 9/01/39 ..........................................................           592,470                   601,387
       FNMA, 3.483%, 10/01/33 .........................................................           318,976                   320,299
       FNMA, 3.491%, 5/01/36 ..........................................................         1,460,450                 1,458,217
       FNMA, 3.52%, 4/01/33 ...........................................................             5,451                     5,502
       FNMA, 3.524%, 7/01/34 ..........................................................        15,476,404                15,750,504
       FNMA, 3.53%, 6/01/35 ...........................................................            74,699                    76,006
       FNMA, 3.544%, 8/01/26 ..........................................................           109,833                   110,004
       FNMA, 3.546%, 12/01/32 .........................................................           598,723                   603,115
       FNMA, 3.55%, 8/01/16 - 7/01/34 .................................................           163,383                   165,481
       FNMA, 3.555%, 8/01/33 ..........................................................           161,115                   164,359
       FNMA, 3.593%, 7/01/33 ..........................................................           557,776                   561,045
       FNMA, 3.599%, 3/01/34 ..........................................................         1,061,558                 1,072,764
       FNMA, 3.60%, 10/01/33 ..........................................................            24,984                    25,137
       FNMA, 3.615%, 5/01/33 ..........................................................           821,557                   844,632
       FNMA, 3.63%, 4/01/32 ...........................................................           450,532                   457,379
       FNMA, 3.637%, 10/01/32 .........................................................           655,711                   668,826
       FNMA, 3.645%, 11/01/31 .........................................................           293,977                   293,239
       FNMA, 3.654%, 4/01/32 ..........................................................           121,909                   123,645
       FNMA, 3.656%, 1/01/29 ..........................................................           460,825                   462,010
       FNMA, 3.671%, 3/01/20 ..........................................................           108,044                   109,331
       FNMA, 3.672%, 5/01/32 ..........................................................           398,043                   409,417
       FNMA, 3.682%, 5/01/36 ..........................................................         2,434,114                 2,430,639
       FNMA, 3.685%, 5/01/19 ..........................................................           674,452                   675,062
       FNMA, 3.686%, 9/01/15 ..........................................................           363,747                   365,821
       FNMA, 3.694%, 4/01/34 ..........................................................         2,607,901                 2,642,591
       FNMA, 3.703%, 6/01/35 ..........................................................           228,231                   234,017
       FNMA, 3.715%, 1/01/25 ..........................................................         1,379,576                 1,384,891
       FNMA, 3.72%, 5/01/19 ...........................................................           237,265                   238,123
       FNMA, 3.728%, 5/01/25 ..........................................................           807,468                   811,597
       FNMA, 3.737%, 8/01/35 ..........................................................         7,497,718                 7,587,890


                     6 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT            VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
   (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
       FNMA, 3.741%, 6/01/19 - 9/01/35 ................................................   $    12,615,933          $     12,791,712
       FNMA, 3.744%, 4/01/35 ..........................................................         1,198,905                 1,207,803
       FNMA, 3.757%, 4/01/27 ..........................................................         2,143,837                 2,148,716
       FNMA, 3.758%, 4/01/19 ..........................................................           185,794                   186,335
       FNMA, 3.76%, 2/01/32 ...........................................................           131,544                   132,459
       FNMA, 3.762%, 2/01/36 ..........................................................         1,435,310                 1,455,481
       FNMA, 3.781%, 6/01/20 ..........................................................           310,075                   316,440
       FNMA, 3.80%, 6/01/27 - 7/01/35 .................................................         2,629,522                 2,689,298
       FNMA, 3.802%, 7/01/34 ..........................................................        15,953,388                16,211,863
       FNMA, 3.802%, 3/01/35 ..........................................................         8,224,679                 8,333,663
       FNMA, 3.809%, 5/01/35 ..........................................................            29,239                    29,719
       FNMA, 3.816%, 3/01/19 ..........................................................           232,690                   234,097
       FNMA, 3.82%, 1/01/32 ...........................................................           825,756                   839,472
       FNMA, 3.834%, 8/01/21 ..........................................................         1,588,431                 1,593,485
       FNMA, 3.845%, 2/01/31 ..........................................................           129,630                   132,263
       FNMA, 3.848%, 7/01/26 ..........................................................           636,222                   647,720
       FNMA, 3.849%, 4/01/22 ..........................................................           887,523                   890,170
       FNMA, 3.851%, 6/01/19 ..........................................................           243,306                   245,803
       FNMA, 3.866%, 8/01/34 ..........................................................           766,438                   778,339
       FNMA, 3.894%, 1/01/34 ..........................................................            22,683                    23,169
       FNMA, 3.909%, 3/01/19 ..........................................................         2,046,261                 2,046,298
       FNMA, 3.918%, 5/01/27 ..........................................................         1,133,272                 1,146,334
       FNMA, 3.925%, 6/01/33 ..........................................................            55,456                    57,090
       FNMA, 3.937%, 1/01/35 ..........................................................           313,442                   316,408
       FNMA, 3.939%, 4/01/19 ..........................................................           525,674                   531,361
       FNMA, 3.947%, 1/01/35 ..........................................................           185,357                   187,602
       FNMA, 3.954%, 5/01/35 ..........................................................            23,915                    24,601
       FNMA, 3.957%, 9/01/22 ..........................................................           747,536                   754,195
       FNMA, 3.958%, 11/01/30 - 9/01/34 ...............................................         3,756,547                 3,803,009
       FNMA, 3.963%, 10/01/24 - 9/01/35 ...............................................         5,795,260                 5,881,089
       FNMA, 3.965%, 3/01/35 ..........................................................             6,368                     6,491
       FNMA, 3.982%, 10/01/34 .........................................................         1,421,736                 1,446,479
       FNMA, 3.993%, 8/01/28 ..........................................................         1,084,871                 1,089,470
       FNMA, 4.00%, 2/01/32 ...........................................................           573,159                   577,327
       FNMA, 4.004%, 3/01/35 ..........................................................            25,759                    26,646
       FNMA, 4.005%, 4/01/35 ..........................................................         8,266,319                 8,524,402
       FNMA, 4.009%, 2/01/34 ..........................................................           348,798                   359,768
       FNMA, 4.012%, 6/01/19 ..........................................................           175,826                   177,989
       FNMA, 4.013%, 8/01/34 ..........................................................         3,319,933                 3,387,754
       FNMA, 4.035%, 5/01/35 ..........................................................           169,455                   172,333
       FNMA, 4.038%, 8/01/35 ..........................................................         4,310,679                 4,460,247
       FNMA, 4.072%, 9/01/34 - 11/01/34 ...............................................         2,492,549                 2,569,108
       FNMA, 4.078%, 4/01/31 ..........................................................         1,085,610                 1,104,936
       FNMA, 4.09%, 2/01/19 ...........................................................           198,008                   201,109
       FNMA, 4.101%, 3/01/35 ..........................................................        48,233,665                49,873,944
       FNMA, 4.103%, 9/01/33 ..........................................................         2,762,829                 2,849,852


                     Quarterly Statements of Investments| 7

Franklin Investors Securities Trust

       FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT            VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
   (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
       FNMA, 4.125%, 2/01/33 ..........................................................   $       119,268          $        123,069
       FNMA, 4.141%, 12/01/17 .........................................................            71,955                    72,101
       FNMA, 4.152%, 8/01/34 - 10/01/34 ...............................................           999,572                 1,017,106
       FNMA, 4.166%, 12/01/20 .........................................................           170,705                   173,966
       FNMA, 4.171%, 12/01/34 .........................................................         3,887,872                 3,994,591
       FNMA, 4.174%, 1/01/36 ..........................................................        41,140,767                42,650,456
       FNMA, 4.181%, 3/01/33 ..........................................................            64,644                    66,937
       FNMA, 4.191%, 2/01/34 ..........................................................         4,215,952                 4,362,614
       FNMA, 4.204%, 10/01/34 .........................................................           158,502                   162,877
       FNMA, 4.208%, 11/01/34 .........................................................        29,844,576                30,712,909
       FNMA, 4.217%, 4/01/19 - 11/01/34 ...............................................         1,112,323                 1,122,407
       FNMA, 4.22%, 11/01/27 ..........................................................            37,856                    38,594
       FNMA, 4.244%, 11/01/33 .........................................................           438,480                   446,452
       FNMA, 4.246%, 8/01/34 ..........................................................           318,480                   325,586
       FNMA, 4.25%, 8/01/35 ...........................................................           463,958                   478,267
       FNMA, 4.254%, 12/01/32 .........................................................         1,108,437                 1,125,225
       FNMA, 4.267%, 2/01/25 ..........................................................           514,682                   527,953
       FNMA, 4.273%, 12/01/19 .........................................................           233,148                   235,149
       FNMA, 4.275%, 6/01/36 ..........................................................           218,237                   226,812
       FNMA, 4.282%, 10/01/28 .........................................................           106,329                   106,239
       FNMA, 4.296%, 4/01/38 ..........................................................         2,767,368                 2,876,998
       FNMA, 4.297%, 10/01/22 .........................................................           444,413                   445,833
       FNMA, 4.31%, 1/01/37 ...........................................................           570,670                   579,601
       FNMA, 4.327%, 1/01/35 ..........................................................         6,445,961                 6,622,776
       FNMA, 4.328%, 3/01/21 ..........................................................            50,726                    51,315
       FNMA, 4.345%, 12/01/33 - 5/01/35 ...............................................         3,626,351                 3,741,394
       FNMA, 4.347%, 2/01/33 ..........................................................           359,010                   367,516
       FNMA, 4.37%, 2/01/16 ...........................................................           221,629                   224,763
       FNMA, 4.371%, 2/01/35 ..........................................................            19,241                    19,942
       FNMA, 4.378%, 5/01/35 ..........................................................         9,176,599                 9,504,897
       FNMA, 4.382%, 2/01/29 ..........................................................           232,250                   237,246
       FNMA, 4.387%, 2/01/34 ..........................................................         2,474,796                 2,559,284
       FNMA, 4.412%, 12/01/27 .........................................................           643,700                   656,237
       FNMA, 4.414%, 1/01/37 ..........................................................        38,912,872                40,229,707
       FNMA, 4.422%, 5/01/36 ..........................................................           100,921                   104,734
       FNMA, 4.427%, 8/01/33 ..........................................................         4,175,793                 4,313,462
       FNMA, 4.429%, 10/01/35 .........................................................            86,266                    88,873
       FNMA, 4.445%, 1/01/31 ..........................................................           705,343                   719,812
       FNMA, 4.455%, 11/01/20 .........................................................           147,039                   149,033
       FNMA, 4.456%, 10/01/35 .........................................................           126,512                   131,300
       FNMA, 4.457%, 1/01/35 ..........................................................         7,704,254                 7,940,536
       FNMA, 4.459%, 12/01/34 .........................................................         6,921,878                 7,163,907
       FNMA, 4.462%, 11/01/36 .........................................................           508,517                   514,788
       FNMA, 4.465%, 11/01/31 .........................................................           114,326                   116,302
       FNMA, 4.472%, 1/01/35 ..........................................................         6,804,515                 7,010,060
       FNMA, 4.476%, 12/01/36 .........................................................        58,801,360                61,121,183
       FNMA, 4.493%, 9/01/19 ..........................................................           224,595                   228,292


                     8 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT            VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
   (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
       FNMA, 4.51%, 3/01/34 ...........................................................   $        79,544          $         80,161
       FNMA, 4.512%, 12/01/34 - 7/01/36 ...............................................         2,700,590                 2,790,649
       FNMA, 4.52%, 3/01/32 ...........................................................           161,956                   164,062
       FNMA, 4.522%, 4/01/30 ..........................................................           482,855                   487,617
       FNMA, 4.523%, 8/01/33 ..........................................................            34,033                    34,726
       FNMA, 4.525%, 2/01/35 ..........................................................           144,497                   148,958
       FNMA, 4.533%, 10/01/33 - 11/01/34 ..............................................        10,302,124                10,591,456
       FNMA, 4.534%, 1/01/35 ..........................................................         7,526,797                 7,783,279
       FNMA, 4.547%, 10/01/19 .........................................................           321,795                   321,171
       FNMA, 4.553%, 8/01/34 ..........................................................            80,761                    82,803
       FNMA, 4.565%, 1/01/35 ..........................................................         2,448,527                 2,497,291
       FNMA, 4.577%, 1/01/34 ..........................................................           583,225                   591,137
       FNMA, 4.581%, 4/01/33 ..........................................................           116,223                   118,991
       FNMA, 4.582%, 12/01/18 .........................................................           144,865                   146,108
       FNMA, 4.592%, 7/01/35 ..........................................................        12,254,595                12,562,074
       FNMA, 4.599%, 3/01/35 - 2/01/36 ................................................           394,533                   408,951
       FNMA, 4.606%, 1/01/19 ..........................................................           275,659                   279,024
       FNMA, 4.607%, 6/01/19 ..........................................................           226,011                   226,005
       FNMA, 4.621%, 5/01/36 ..........................................................        21,436,153                22,229,752
       FNMA, 4.628%, 12/01/19 - 10/01/33 ..............................................           988,710                 1,012,295
       FNMA, 4.631%, 10/01/34 .........................................................           215,097                   219,159
       FNMA, 4.634%, 10/01/34 .........................................................        26,639,474                27,175,558
       FNMA, 4.654%, 2/01/34 ..........................................................            34,981                    36,111
       FNMA, 4.657%, 6/01/28 - 10/01/34 ...............................................         1,793,903                 1,817,486
       FNMA, 4.671%, 9/01/32 ..........................................................           675,881                   683,023
       FNMA, 4.673%, 3/01/33 ..........................................................         1,270,687                 1,310,169
       FNMA, 4.674%, 11/01/36 .........................................................           222,142                   231,163
       FNMA, 4.681%, 2/01/35 ..........................................................             5,791                     5,985
       FNMA, 4.682%, 1/01/34 ..........................................................           482,091                   497,867
       FNMA, 4.707%, 1/01/37 ..........................................................         1,940,596                 2,016,403
       FNMA, 4.715%, 2/01/18 - 9/01/34 ................................................           325,911                   332,237
       FNMA, 4.717%, 9/01/34 ..........................................................            55,889                    57,470
       FNMA, 4.73%, 1/01/45 ...........................................................           119,073                   123,188
       FNMA, 4.738%, 12/01/34 .........................................................         6,528,639                 6,752,455
       FNMA, 4.739%, 1/01/36 ..........................................................        17,007,727                17,670,193
       FNMA, 4.742%, 11/01/32 .........................................................         1,188,515                 1,209,679
       FNMA, 4.742%, 5/01/38 ..........................................................        38,307,112                39,738,792
       FNMA, 4.755%, 9/01/34 ..........................................................           105,334                   108,568
       FNMA, 4.76%, 5/01/34 ...........................................................         4,736,821                 4,903,413
       FNMA, 4.768%, 12/01/35 .........................................................         3,826,520                 3,971,153
       FNMA, 4.772%, 2/01/35 ..........................................................         6,370,416                 6,591,051
       FNMA, 4.775%, 7/01/34 ..........................................................           251,693                   259,800
       FNMA, 4.777%, 5/01/35 ..........................................................         2,539,776                 2,633,345
       FNMA, 4.783%, 5/01/28 ..........................................................           427,173                   434,741
       FNMA, 4.788%, 6/01/35 ..........................................................        20,607,914                21,432,183
       FNMA, 4.795%, 9/01/33 ..........................................................           289,961                   298,450
       FNMA, 4.799%, 9/01/34 ..........................................................            26,304                    27,126


                     Quarterly Statements of Investments| 9

Franklin Investors Securities Trust

       FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT            VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
   (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
       FNMA, 4.809%, 11/01/17 .........................................................   $       296,222          $        302,870
       FNMA, 4.813%, 11/01/33 .........................................................        37,094,212                38,132,120
       FNMA, 4.814%, 10/01/31 .........................................................           217,251                   224,039
       FNMA, 4.827%, 9/01/34 ..........................................................            11,010                    11,307
       FNMA, 4.833%, 8/01/34 ..........................................................            51,266                    52,381
       FNMA, 4.84%, 12/01/33 ..........................................................            83,104                    84,871
       FNMA, 4.863%, 8/01/34 ..........................................................            20,188                    20,610
       FNMA, 4.864%, 10/01/34 .........................................................        13,699,357                14,281,793
       FNMA, 4.872%, 1/01/34 ..........................................................           191,727                   199,329
       FNMA, 4.891%, 9/01/32 - 7/01/35 ................................................         6,321,024                 6,551,354
       FNMA, 4.892%, 6/01/35 ..........................................................         1,433,668                 1,486,145
       FNMA, 4.896%, 9/01/34 ..........................................................           134,585                   137,140
       FNMA, 4.913%, 9/01/34 ..........................................................           489,486                   493,991
       FNMA, 4.914%, 3/01/35 ..........................................................        22,110,411                22,834,210
       FNMA, 4.931%, 9/01/34 ..........................................................            47,250                    48,047
       FNMA, 4.934%, 8/01/36 ..........................................................        30,030,392                31,172,577
       FNMA, 4.935%, 5/01/35 ..........................................................         6,143,807                 6,345,967
       FNMA, 4.951%, 1/01/34 ..........................................................            41,960                    43,303
       FNMA, 4.96%, 10/01/34 ..........................................................         9,912,525                10,157,544
       FNMA, 4.965%, 1/01/38 ..........................................................        31,993,489                33,393,049
       FNMA, 5.00%, 1/01/17 - 6/01/35 .................................................         3,672,686                 3,788,185
       FNMA, 5.024%, 12/01/33 .........................................................         3,801,351                 3,913,148
       FNMA, 5.057%, 10/01/34 .........................................................           895,596                   914,266
       FNMA, 5.058%, 9/01/34 ..........................................................            38,785                    39,584
       FNMA, 5.072%, 5/01/21 ..........................................................           609,423                   620,062
       FNMA, 5.072%, 1/01/36 ..........................................................        12,570,148                13,023,194
       FNMA, 5.08%, 2/01/35 ...........................................................        15,723,453                16,299,874
       FNMA, 5.082%, 12/01/34 .........................................................           268,575                   274,518
       FNMA, 5.097%, 6/01/29 ..........................................................           553,362                   567,035
       FNMA, 5.105%, 5/01/37 ..........................................................         2,336,299                 2,411,714
       FNMA, 5.109%, 1/01/34 ..........................................................            28,105                    29,062
       FNMA, 5.111%, 10/01/18 .........................................................            14,526                    14,847
       FNMA, 5.124%, 9/01/29 ..........................................................           248,752                   253,670
       FNMA, 5.125%, 11/01/17 .........................................................         1,353,169                 1,363,274
       FNMA, 5.135%, 8/01/29 ..........................................................           159,211                   159,696
       FNMA, 5.142%, 9/01/31 ..........................................................           140,574                   143,647
       FNMA, 5.152%, 2/01/34 ..........................................................         4,658,864                 4,818,090
       FNMA, 5.155%, 11/01/31 .........................................................            75,347                    77,072
       FNMA, 5.18%, 8/01/31 ...........................................................           188,930                   189,572
       FNMA, 5.182%, 5/01/25 - 3/01/36 ................................................           811,751                   837,620
       FNMA, 5.191%, 1/01/36 ..........................................................         8,419,317                 8,739,912
       FNMA, 5.239%, 10/01/14 .........................................................            45,910                    46,596
       FNMA, 5.242%, 6/01/32 ..........................................................           353,086                   365,056
       FNMA, 5.25%, 5/01/35 ...........................................................         1,294,546                 1,336,481
       FNMA, 5.291%, 12/01/24 .........................................................           461,502                   476,406
       FNMA, 5.293%, 2/01/30 ..........................................................           203,879                   208,756


                    10 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT            VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
   (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
       FNMA, 5.307%, 1/01/19 ..........................................................   $       741,404          $        735,766
       FNMA, 5.314%, 3/01/36 ..........................................................           686,273                   711,131
       FNMA, 5.33%, 11/01/18 ..........................................................            52,982                    54,218
       FNMA, 5.348%, 9/01/29 ..........................................................            83,416                    84,819
       FNMA, 5.357%, 7/01/17 ..........................................................           680,302                   699,321
       FNMA, 5.379%, 10/01/37 .........................................................         6,662,675                 6,988,720
       FNMA, 5.439%, 1/01/29 ..........................................................           333,098                   335,175
       FNMA, 5.513%, 9/01/37 ..........................................................        16,181,671                16,840,363
       FNMA, 5.567%, 1/01/34 ..........................................................            16,912                    17,568
       FNMA, 5.588%, 6/01/17 ..........................................................             3,239                     3,236
       FNMA, 5.598%, 9/01/25 ..........................................................           206,984                   206,752
       FNMA, 5.62%, 11/01/26 ..........................................................            70,863                    71,622
       FNMA, 5.784%, 12/01/33 .........................................................           276,339                   287,654
       FNMA, 5.828%, 3/01/26 ..........................................................           577,877                   590,994
       FNMA, 5.845%, 6/01/35 ..........................................................           253,805                   269,979
       FNMA, 5.88%, 5/01/36 ...........................................................         7,054,051                 7,425,617
       FNMA, 6.138%, 3/01/20 ..........................................................            84,546                    86,396
       FNMA, 6.17%, 8/01/36 ...........................................................        19,400,624                20,404,615
       FNMA, 6.193%, 5/01/21 ..........................................................           280,658                   287,511
       FNMA, 6.253%, 9/01/36 ..........................................................         4,945,222                 5,201,907
       FNMA, 6.48%, 8/01/22 ...........................................................            59,212                    60,141
       FNMA, 6.583%, 1/01/26 ..........................................................           527,049                   531,624
       FNMA, 6.717%, 7/01/24 ..........................................................           207,479                   216,788
       FNMA, 6.836%, 10/01/17 .........................................................           183,606                   189,592
       FNMA, 6.91%, 12/01/17 ..........................................................           121,432                   122,601
       FNMA, 6.989%, 2/01/20 ..........................................................           455,162                   467,070
       FNMA, 7.642%, 3/01/25 ..........................................................           118,400                   122,762
                                                                                                                   ----------------
                                                                                                                      1,056,247,745
                                                                                                                   ----------------
   (a) GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 1.5%
       GNMA, 4.125%, 10/20/23 - 10/20/26 ..............................................         7,184,778                 7,282,808
       GNMA, 4.375%, 4/20/22 - 6/20/31 ................................................        10,321,740                10,534,481
       GNMA, 4.625%, 7/20/21 - 9/20/31 ................................................         6,177,497                 6,327,748
                                                                                                                   ----------------
                                                                                                                         24,145,037
                                                                                                                   ----------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $1,369,516,642) .........................                               1,382,290,543
                                                                                                                   ----------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
          (COST $52,651) 0.0%(b)
       FINANCE 0.0%(b)
   (a) Travelers Mortgage Services Inc., 1998-5A, A, FRN, 4.449%, 12/25/18 ............            51,761                    44,515
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $1,369,569,293) ..........                               1,382,335,058
                                                                                                                   ----------------

                                                                                                  SHARES
                                                                                          ----------------------
       SHORT TERM INVESTMENTS 18.6%
       MONEY MARKET FUNDS (COST $80,905,049) 5.0%
   (c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ....................        80,905,049                80,905,049
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 11

Franklin Investors Securities Trust

       FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT            VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       SHORT TERM INVESTMENTS (CONTINUED)
       REPURCHASE AGREEMENTS (COST $220,430,222) 13.6%
   (d) Joint Repurchase Agreement, 0.165%, 8/03/09 (Maturity Value $220,433,252) ......   $   220,430,222          $    220,430,222
          Banc of America Securities LLC (Maturity Value $25,272,672)
          Barclays Capital Inc. (Maturity Value $27,216,894)
          BNP Paribas Securities Corp. (Maturity Value $31,105,336)
          Credit Suisse Securities (USA) LLC (Maturity Value $25,272,672)
          Deutsche Bank Securities Inc. (Maturity Value $31,859,218)
          HSBC Securities (USA) Inc. (Maturity Value $27,216,894)
          Morgan Stanley & Co. Inc. (Maturity Value $27,216,894)
          UBS Securities LLC (Maturity Value $25,272,672)
             Collateralized by U.S. Government Agency Securities,
                0.493% - 5.125%, 3/30/10 - 3/23/12;
   (e)          U.S. Treasury Bills, 4/01/10 - 6/10/10; and U.S. Treasury Notes,
                   1.75% - 2.625%, 2/28/10 - 6/30/14
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $1,670,904,564) 103.9% .................................                               1,683,670,329
       OTHER ASSETS, LESS LIABILITIES (3.9)% ..........................................                                 (63,565,683)
                                                                                                                   ----------------
       NET ASSETS 100.0% ..............................................................                            $  1,620,104,646
                                                                                                                   ================

See Abbreviations on page 89.

(a)  The coupon rate shown represents the rate at period end.

(b)  Rounds to less than 0.1% of net assets.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(d) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2009, all repurchase agreements had been entered into on that date.

(e)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                    12 | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

       FRANKLIN BALANCED FUND                                                COUNTRY              SHARES                 VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       COMMON STOCKS 38.0%
       CONSUMER DISCRETIONARY 0.9%
       CBS Corp., B ..................................................    United States           100,000          $        819,000
                                                                                                                   ----------------
       CONSUMER STAPLES 2.6%
   (a) CVS Caremark Corp. ............................................    United States            45,000                 1,506,600
       Diageo PLC, ADR ...............................................   United Kingdom            12,600                   785,988
                                                                                                                   ----------------
                                                                                                                          2,292,588
                                                                                                                   ----------------
       ENERGY 4.0%
       Chevron Corp. .................................................    United States             3,600                   250,092
       ConocoPhillips ................................................    United States            20,000                   874,200
       Devon Energy Corp. ............................................    United States            10,000                   580,900
       Halliburton Co. ...............................................    United States            50,000                 1,104,500
       Petroplus Holdings AG .........................................     Switzerland             25,000                   396,706
       Valero Energy Corp. ...........................................    United States            20,000                   360,000
                                                                                                                   ----------------
                                                                                                                          3,566,398
                                                                                                                   ----------------
       FINANCIALS 3.4%
       Capital One Financial Corp. ...................................    United States            24,000                   736,800
       Citigroup Inc. ................................................    United States           111,585                   353,725
   (b) iStar Financial Inc. ..........................................    United States            30,000                    72,900
       JPMorgan Chase & Co. ..........................................    United States            20,000                   773,000
       Wells Fargo & Co. .............................................    United States            42,400                 1,037,104
                                                                                                                   ----------------
                                                                                                                          2,973,529
                                                                                                                   ----------------
       HEALTH CARE 5.2%
       Johnson & Johnson .............................................    United States            20,000                 1,217,800
       Merck & Co. Inc. ..............................................    United States            50,000                 1,500,500
       Pfizer Inc. ...................................................    United States            30,000                   477,900
       Roche Holding AG ..............................................     Switzerland              4,000                   630,614
   (b) Tenet Healthcare Corp. ........................................    United States           200,000                   790,000
                                                                                                                   ----------------
                                                                                                                          4,616,814
                                                                                                                   ----------------
       INDUSTRIALS 3.8%
       3M Co. ........................................................    United States             8,000                   564,160
       Avery Dennison Corp. ..........................................    United States            15,000                   400,950
       The Boeing Co. ................................................    United States            10,000                   429,100
       General Electric Co. ..........................................    United States            40,000                   536,000
       Pitney Bowes Inc. .............................................    United States            25,000                   516,250
       United Parcel Service Inc., B .................................    United States             6,000                   322,380
       United Technologies Corp. .....................................    United States            10,000                   544,700
                                                                                                                   ----------------
                                                                                                                          3,313,540
                                                                                                                   ----------------
       INFORMATION TECHNOLOGY 9.4%
   (b) Agilent Technologies Inc. .....................................    United States            50,000                 1,161,000
(a, b) Cisco Systems Inc. ............................................    United States            30,000                   660,300
       Intel Corp. ...................................................    United States            60,000                 1,155,000
       International Business Machines Corp. .........................    United States             5,000                   589,650
       Lender Processing Services Inc. ...............................    United States            30,000                 1,025,400
       Maxim Integrated Products Inc. ................................    United States            20,000                   354,400
       Microsoft Corp. ...............................................    United States            80,000                 1,881,600


                    Quarterly Statements of Investments | 13

Franklin Investors Securities Trust

       FRANKLIN BALANCED FUND                                                COUNTRY              SHARES                 VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       COMMON STOCKS (CONTINUED)
       INFORMATION TECHNOLOGY (CONTINUED)
       QUALCOMM Inc. .................................................    United States            11,800          $        545,278
       Texas Instruments Inc. ........................................    United States            40,000                   962,000
                                                                                                                   ----------------
                                                                                                                          8,334,628
                                                                                                                   ----------------
       MATERIALS 2.1%
   (a) Celanese Corp., A .............................................    United States            25,000                   642,500
       Weyerhaeuser Co. ..............................................    United States            35,000                 1,226,400
                                                                                                                   ----------------
                                                                                                                          1,868,900
                                                                                                                   ----------------
       TELECOMMUNICATION SERVICES 1.2%
       AT&T Inc. .....................................................    United States            40,000                 1,049,200
                                                                                                                   ----------------
       UTILITIES 5.4%
       Duke Energy Corp. .............................................    United States            40,000                   619,200
       PG&E Corp. ....................................................    United States            25,000                 1,009,250
       Public Service Enterprise Group Inc. ..........................    United States            30,000                   973,500
       The Southern Co. ..............................................    United States            40,000                 1,256,000
       TECO Energy Inc. ..............................................    United States            65,000                   876,850
                                                                                                                   ----------------
                                                                                                                          4,734,800
                                                                                                                   ----------------
       TOTAL COMMON STOCKS (COST $36,761,547) ........................                                                   33,569,397
                                                                                                                   ----------------
       CONVERTIBLE PREFERRED STOCKS 6.6%
       ENERGY 0.4%
       McMoRan Exploration Co., 8.00%, cvt. pfd. .....................    United States               350                   362,439
                                                                                                                   ----------------
       FINANCIALS 1.7%
       Bank of America Corp., 7.25%, cvt. pfd., L ....................    United States             1,800                 1,512,000
                                                                                                                   ----------------
       HEALTH CARE 1.3%
       Schering-Plough Corp., 6.00%, cvt. pfd. .......................    United States             5,000                 1,166,875
                                                                                                                   ----------------
       MATERIALS 1.4%
       Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd. .........    United States            13,500                 1,245,240
                                                                                                                   ----------------
       UTILITIES 1.8%
       Great Plains Energy Inc., 12.00%, cvt. pfd. ...................    United States            26,300                 1,537,629
                                                                                                                   ----------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $5,523,162) ..........                                                    5,824,183
                                                                                                                   ----------------
       PREFERRED STOCKS 0.1%
       FINANCIALS 0.1%
   (b) Fannie Mae, 7.625%, pfd., R ...................................    United States            20,000                    36,400
   (b) Fannie Mae, 8.25%, pfd. .......................................    United States            25,000                    46,500
   (b) Freddie Mac, 8.375%, pfd., Z ..................................    United States            30,200                    39,562
                                                                                                                   ----------------
       TOTAL PREFERRED STOCKS (COST $1,880,000) ......................                                                      122,462
                                                                                                                   ----------------
       EQUITY-LINKED SECURITIES 3.7%
       CONSUMER DISCRETIONARY 1.4%
   (c) Morgan Stanley into Comcast Corp., 10.00%, 144A ...............    United States            75,000                 1,222,200
                                                                                                                   ----------------
       ENERGY 1.2%
   (c) The Goldman Sachs Group Inc. into Devon Energy Corp., 10.55%,
          144A .......................................................    United States            20,000                 1,085,521
                                                                                                                   ----------------


                    14 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN BALANCED FUND                                                COUNTRY              SHARES                 VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       EQUITY-LINKED SECURITIES (CONTINUED)
       INFORMATION TECHNOLOGY 1.1%
   (c) The Goldman Sachs Group Inc. into Intel Corp., 10.00%, 144A ...    United States            50,000          $        933,055
                                                                                                                   ----------------
       TOTAL EQUITY-LINKED SECURITIES (COST $2,872,000) ..............                                                    3,240,776
                                                                                                                   ----------------

                                                                                            PRINCIPAL AMOUNT(d)
                                                                                          ----------------------
       CONVERTIBLE BONDS 3.7%
       CONSUMER DISCRETIONARY 1.1%
   (c) Host Marriott LP, cvt., senior deb., 144A, 3.25%, 3/15/24 .....    United States   $     1,000,000                   982,500
                                                                                                                   ----------------
       FINANCIALS 0.5%
       Vornado Realty Trust, cvt., senior bond, 2.85%, 4/01/27 .......    United States           500,000                   452,500
                                                                                                                   ----------------
       HEALTH CARE 1.4%
   (c) Mylan Inc., cvt., 144A, 3.75%, 9/15/15 ........................    United States         1,000,000                 1,191,250
                                                                                                                   ----------------
       INFORMATION TECHNOLOGY 0.7%
(c, e) Sybase Inc., cvt., senior note, 144A, 3.50%, 8/15/29 ..........    United States           600,000                   627,564
                                                                                                                   ----------------
       TOTAL CONVERTIBLE BONDS (COST $2,776,922) .....................                                                    3,253,814
                                                                                                                   ----------------
       CORPORATE BONDS 36.2%
       CONSUMER DISCRETIONARY 2.7%
       Comcast Corp., senior note, 6.30%, 11/15/17 ...................    United States           350,000                   386,617
       Ford Motor Credit Co. LLC, senior note, 9.75%, 9/15/10 ........    United States           900,000                   896,026
       Target Corp., 6.00%, 1/15/18 ..................................    United States         1,000,000                 1,092,940
                                                                                                                   ----------------
                                                                                                                          2,375,583
                                                                                                                   ----------------
       CONSUMER STAPLES 3.0%
       Altria Group Inc., senior note, 9.70%, 11/10/18 ...............    United States         1,000,000                 1,219,525
   (c) Anheuser-Busch InBev NV, senior note, 144A, 7.20%, 1/15/14 ....    United States           750,000                   835,032
       Bunge Ltd. Finance Corp., senior note, 5.10%, 7/15/15 .........    United States           300,000                   282,333
       CVS Caremark Corp., senior note, 5.75%, 6/01/17 ...............    United States           300,000                   320,246
                                                                                                                   ----------------
                                                                                                                          2,657,136
                                                                                                                   ----------------
       ENERGY 5.6%
       Anadarko Petroleum Corp., senior note, 6.95%, 6/15/19 .........    United States           500,000                   550,365
       Chesapeake Energy Corp., senior note, 7.25%, 12/15/18 .........    United States         1,000,000                   945,000
       El Paso Corp., senior note, 7.25%, 4/01/18 ....................    United States           500,000                   488,826
   (c) Holly Corp., senior note, 144A, 9.875%, 6/15/17 ...............    United States           500,000                   497,500
       Valero Energy Corp., senior note, 10.50%, 3/15/39 .............    United States           500,000                   602,183
       Weatherford International Ltd., senior note, 9.625%, 3/01/19 ..    United States           850,000                 1,057,397
   (c) The Williams Cos. Inc., senior note, 144A, 8.75%, 1/15/20 .....    United States           250,000                   282,997
   (c) Woodside Finance Ltd., senior note, 144A, 8.125%, 3/01/14 .....      Australia             500,000                   545,245
                                                                                                                   ----------------
                                                                                                                          4,969,513
                                                                                                                   ----------------
       FINANCIALS 13.2%
       Aflac Inc., senior note, 8.50%, 5/15/19 .......................    United States           500,000                   563,531
       American Express Co., senior note, 7.00%, 3/19/18 .............    United States           700,000                   720,586
   (f) Bank of America Corp., pfd., sub. bond, M, 8.125%, Perpetual ..    United States           725,000                   621,122
(c, f) BNP Paribas, 144A, 7.195%, Perpetual ..........................       France               300,000                   221,792
   (e) Capital One Capital V, 10.25%, 8/15/39 ........................    United States           500,000                   509,948
       Capital One Financial Corp., senior note, 7.375%, 5/23/14 .....    United States           500,000                   543,042


                    Quarterly Statements of Investments | 15

Franklin Investors Securities Trust

       FRANKLIN BALANCED FUND                                                COUNTRY        PRINCIPAL AMOUNT(d)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS (CONTINUED)
       FINANCIALS (CONTINUED)
       Citigroup Inc., senior note, 8.125%, 7/15/39 ..................    United States   $       500,000          $        506,201
       Compass Bank, 6.40%, 10/01/17 .................................    United States           400,000                   339,097
       Duke Realty LP, senior note, 6.50%, 1/15/18 ...................    United States           585,000                   497,635
       The Goldman Sachs Group Inc., senior note, 7.50%, 2/15/19 .....    United States           700,000                   822,400
       HCP Inc., senior note, 6.70%, 1/30/18 .........................    United States         1,000,000                   942,961
       iStar Financial Inc., 8.625%, 6/01/13 .........................    United States           900,000                   360,369
   (f) JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual ...    United States         1,440,000                 1,372,864
       Lazard Group, senior note, 6.85%, 6/15/17 .....................    United States           300,000                   292,089
   (c) Pricoa Global Funding I, 144A, 5.45%, 6/11/14 .................    United States         1,000,000                 1,024,562
       Simon Property Group LP, senior note, 10.35%, 4/01/19 .........    United States           500,000                   603,128
   (g) The Travelers Cos. Inc., junior sub. bond, FRN,
             6.25%, 3/15/67 ..........................................    United States           500,000                   428,382
   (f) Wachovia Capital Trust III, junior sub. bond,
             5.80%, Perpetual ........................................    United States           500,000                   327,607
   (f) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual ..............    United States           300,000                   261,198
   (f) Wells Fargo Capital XV, pfd., 9.75%, Perpetual ................    United States           700,000                   712,848
                                                                                                                   ----------------
                                                                                                                         11,671,362
                                                                                                                   ----------------
       HEALTH CARE 3.3%
   (c) CareFusion Corp., senior note, 144A, 6.375%, 8/01/19 ..........    United States           750,000                   793,675
       Coventry Health Care Inc., senior note, 6.30%, 8/15/14 ........    United States           400,000                   361,891
       HCA Inc.,
             6.375%, 1/15/15 .........................................    United States           255,000                   226,950
(c, e)       senior secured note, 144A, 7.875%, 2/15/20 ..............    United States         1,000,000                   983,750
       Quest Diagnostics Inc., 6.95%, 7/01/37 ........................    United States           500,000                   527,788
                                                                                                                   ----------------
                                                                                                                          2,894,054
                                                                                                                   ----------------
       INDUSTRIALS 0.4%
       Ingersoll-Rand Global Holding Co. Ltd., senior note,
             9.50%, 4/15/14 ..........................................    United States           300,000                   348,802
                                                                                                                   ----------------
       MATERIALS 1.3%
   (c) Anglo American Capital PLC, senior note, 144A,
             9.375%, 4/08/14 .........................................   United Kingdom           500,000                   572,500
       ArcelorMittal, senior note, 9.00%, 2/15/15 ....................     Luxembourg             500,000                   556,861
                                                                                                                   ----------------
                                                                                                                          1,129,361
                                                                                                                   ----------------
       TELECOMMUNICATION SERVICES 1.6%
       Embarq Corp., senior note, 7.082%, 6/01/16 ....................    United States           250,000                   262,015
       Verizon New York Inc., senior deb., A, 6.875%, 4/01/12 ........    United States           250,000                   269,425
   (c) Verizon Wireless, 144A, 8.50%, 11/15/18 .......................    United States           700,000                   891,708
                                                                                                                   ----------------
                                                                                                                          1,423,148
                                                                                                                   ----------------
       UTILITIES 5.1%
       Ameren Corp., senior note, 8.875%, 5/15/14 ....................    United States           400,000                   428,855
       Arizona Public Service Co., senior note, 8.75%, 3/01/19 .......    United States           500,000                   561,929
       CMS Energy Corp., senior note, 8.75%, 6/15/19 .................    United States           500,000                   528,358
       Dominion Resources Inc., senior note, 8.875%, 1/15/19 .........    United States           500,000                   631,238
       Duke Energy Corp., senior note, 6.30%, 2/01/14 ................    United States           300,000                   330,488
       Illinois Power Co., senior secured note, 9.75%, 11/15/18 ......    United States         1,000,000                 1,203,795
       Sempra Energy, senior note, 8.90%, 11/15/13 ...................    United States           750,000                   857,737
                                                                                                                   ----------------
                                                                                                                          4,542,400
                                                                                                                   ----------------
       TOTAL CORPORATE BONDS (COST $30,260,654) ......................                                                   32,011,359
                                                                                                                   ----------------


                    16 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN BALANCED FUND                                                COUNTRY        PRINCIPAL AMOUNT(d)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
       SECURITIES (COST $111,686) 0.1%
       FINANCIALS 0.1%
   (g) Accredited Mortgage Loan Trust, 2005-3, A1, FRN,
          0.554%, 9/25/35 ............................................    United States   $       111,616          $         82,988
                                                                                                                   ----------------
       MORTGAGE-BACKED SECURITIES 0.6%
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 0.6%
       FNMA 30 Year, 6.00%, 8/01/36 ..................................    United States           272,560                   286,448
       FNMA 30 Year, 6.50%, 4/01/36 ..................................    United States           253,149                   271,246
                                                                                                                   ----------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $520,574) ..............                                                      557,694
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $80,706,545) .........................................                                                   78,662,673
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS 12.0%
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $4,579,704) 5.2%
   (h) U.S. Treasury Bills, 8/13/09 - 8/27/09 ........................    United States         4,580,000                 4,579,760
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
          (COST $85,286,249) .........................................                                                   83,242,433
                                                                                                                   ----------------

                                                                                                  SHARES
                                                                                          ----------------------
       MONEY MARKET FUNDS (COST $5,981,174) 6.8%
   (i) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...    United States         5,981,174                 5,981,174
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $91,267,423) 101.0% ...................                                                   89,223,607
       OPTIONS WRITTEN (0.1)% ........................................                                                      (63,744)
       OTHER ASSETS, LESS LIABILITIES (0.9)% .........................                                                     (811,661)
                                                                                                                   ----------------
       NET ASSETS 100.0% .............................................                                             $     88,348,202
                                                                                                                   ================


                                                                                                 CONTRACTS
                                                                                          ----------------------
       OPTIONS WRITTEN 0.1%
       CALL OPTIONS 0.0%(j)
       CONSUMER STAPLES 0.0%(j)
       CVS Caremark Corp., Aug. 35 Calls, 8/22/09 ....................    United States               150                     5,250
                                                                                                                   ----------------
       INFORMATION TECHNOLOGY 0.0%(j)
       Cisco Systems Inc., Aug. 24 Calls, 8/22/09 ....................    United States               200                     3,000
                                                                                                                   ----------------
       MATERIALS 0.0%(j)
       Celanese Corp., Aug. 25 Calls, 8/22/09 ........................    United States               100                    14,000
                                                                                                                   ----------------
       PUT OPTIONS 0.0%(j)
       ENERGY 0.0%(j)
       Chevron Corp., Aug. 65 Puts, 8/22/09 ..........................    United States                64                     2,944
       Devon Energy Corp., Aug. 50 Puts, 8/22/09 .....................    United States               100                     2,000
       Weatherford International Ltd.,
          Aug. 17.50 Puts, 8/22/09 ...................................    United States               400                    16,000
          Aug. 19 Puts, 8/22/09 ......................................    United States               100                    10,000
                                                                                                                   ----------------
                                                                                                                             30,944
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 17

Franklin Investors Securities Trust

       FRANKLIN BALANCED FUND                                                COUNTRY             CONTRACTS               VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       OPTIONS WRITTEN (CONTINUED)
       PUT OPTIONS (CONTINUED)
       HEALTH CARE 0.0%(j)
       Abbott Laboratories, Aug. 42.5 Puts, 8/22/09 ..................    United States               200          $          5,000
                                                                                                                   ----------------
       INFORMATION TECHNOLOGY 0.0%(j)
       Cisco System Inc., Aug. 20 Puts, 8/22/09 ......................    United States               200                     2,800
       International Business Machines Corp.,
             Aug. 95 Puts, 8/22/09 ...................................    United States                50                       250
             Aug. 110 Puts, 8/22/09 ..................................    United States                50                     2,500
                                                                                                                   ----------------
                                                                                                                              5,550
                                                                                                                   ----------------
       TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $77,584)                                                           $         63,744
                                                                                                                   ----------------

See Abbreviations on page 89.

(a) A portion or all of the security is held in connection with written option contracts open at period end.

(b)  Non-income producing.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2009, the aggregate value of these securities was $12,690,851, representing 14.36% of net assets.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)  Security purchased on a when-issued basis.

(f)  Perpetual security with no stated maturity date.

(g)  The coupon rate shown represents the rate at period end.

(h)  The security is traded on a discount basis with no stated coupon rate.

(i) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(j)  Rounds to less than 0.1% of net assets.

                     See Notes to Statements of Investments.


                    18 | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

       FRANKLIN CONVERTIBLE SECURITIES FUND                                                       SHARES                 VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       COMMON STOCKS 1.8%
       UTILITIES 1.8%
       CenterPoint Energy Inc. ........................................................           310,820          $      3,745,381
       Entergy Corp. ..................................................................           117,940                 9,474,120
                                                                                                                   ----------------
       TOTAL COMMON STOCKS (COST $13,988,382) .........................................                                  13,219,501
                                                                                                                   ----------------
       CONVERTIBLE PREFERRED STOCKS 24.9%
       CONSUMER DISCRETIONARY 3.2%
   (a) Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ..............................           450,000                13,113,000
   (a) General Motors Corp., 6.25%, cvt. pfd., C ......................................           235,000                   756,700
   (a) General Motors Corp., 1.50%, cvt. pfd., D ......................................           776,200                 2,338,303
       Retail Ventures Inc. into DSW Inc., 6.625%, cvt. pfd. ..........................           250,000                 6,968,750
                                                                                                                   ----------------
                                                                                                                         23,176,753
                                                                                                                   ----------------
       CONSUMER STAPLES 2.2%
       Archer Daniels Midland Co., 6.25%, cvt. pfd. ...................................           400,000                15,780,000
                                                                                                                   ----------------
       ENERGY 3.5%
       Chesapeake Energy Corp., 5.00%, cvt. pfd. ......................................            90,000                 6,480,000
   (c) Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A ................................           110,000                 7,920,000
       El Paso Corp., 4.99%, cvt. pfd. ................................................            12,000                10,533,000
                                                                                                                   ----------------
                                                                                                                         24,933,000
                                                                                                                   ----------------
       FINANCIALS 7.2%
       Affiliated Managers Group Inc., 5.10%, cvt. pfd. ...............................           350,000                11,418,750
       Bank of America Corp., 7.25%, cvt. pfd., L .....................................             4,000                 3,360,000
   (a) Fannie Mae, 5.375%, cvt. pfd. ..................................................               140                   385,000
       Legg Mason Inc., 7.00%, cvt. pfd. ..............................................           375,000                11,647,500
       Simon Property Group Inc., 6.00%, cvt. pfd. ....................................           200,000                 9,760,000
       Wells Fargo & Co., 7.50%, cvt. pfd., A .........................................            17,900                15,035,284
                                                                                                                   ----------------
                                                                                                                         51,606,534
                                                                                                                   ----------------
       HEALTH CARE 2.4%
       Schering-Plough Corp., 6.00%, cvt. pfd. ........................................            73,000                17,036,375
                                                                                                                   ----------------
       MATERIALS 2.4%
       Celanese Corp., 4.25%, cvt. pfd. ...............................................           514,700                17,210,281
                                                                                                                   ----------------
       UTILITIES 4.0%
       Great Plains Energy Inc., 12.00%, cvt. pfd. ....................................           263,200                15,387,988
       NRG Energy Inc., 4.00%, cvt. pfd. ..............................................             9,500                12,922,375
                                                                                                                   ----------------
                                                                                                                         28,310,363
                                                                                                                   ----------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $236,775,528) .........................                                 178,053,306
                                                                                                                   ----------------

                                                                                            PRINCIPAL AMOUNT(d)
                                                                                          ----------------------
       CONVERTIBLE BONDS 69.7%
       CONSUMER DISCRETIONARY 9.2%
       Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 .............................   $    16,000,000                16,220,000
       BorgWarner Inc., cvt., senior note, 3.50%, 4/15/12 .............................         6,750,000                 8,597,813
       Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 ..............................        18,000,000                17,887,500
       Liberty Media Corp., cvt., senior deb., B, 3.25%, 3/15/31 ......................        10,000,000                 4,200,000


                    Quarterly Statements of Investments | 19

Franklin Investors Securities Trust

       FRANKLIN CONVERTIBLE SECURITIES FUND                                                 PRINCIPAL AMOUNT(d)          VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       CONVERTIBLE BONDS (CONTINUED)
       CONSUMER DISCRETIONARY (CONTINUED)
       Lions Gate Entertainment Corp., cvt., senior note, 3.625%, 3/15/25 (Canada) ....   $    10,000,000          $      8,125,000
   (c) Live Nation Inc., cvt., senior note, 144A, 2.875%, 7/15/27 .....................        17,865,000                10,562,681
                                                                                                                   ----------------
                                                                                                                         65,592,994
                                                                                                                   ----------------
       ENERGY 1.1%
       Helix Energy Solutions Group, cvt., senior note, 3.25%, 12/15/25 ...............        10,000,000                 8,100,000
                                                                                                                   ----------------
       FINANCIALS 4.1%
       CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34 .....................        20,000,000                16,431,240
   (e) iStar Financial Inc., cvt., senior note, FRN, 1.097%, 10/01/12 .................        23,000,000                 8,510,000
       Leucadia National Corp., cvt., senior sub. note, 3.75%, 4/15/14 ................         3,600,000                 4,450,500
                                                                                                                   ----------------
                                                                                                                         29,391,740
                                                                                                                   ----------------
       HEALTH CARE 20.2%
       Alza Corp. into Johnson & Johnson, cvt., sub. deb., zero cpn., 7/28/20 .........        15,000,000                13,631,250
       American Medical Systems Holdings Ltd., cvt., senior sub. note, 3.25%,
             7/01/36 ..................................................................        15,000,000                14,531,250
   (c) Amgen Inc., cvt., senior note, 144A, 0.375%, 2/01/13 ...........................        15,000,000                15,150,000
       Biomarin Pharmaceutical Inc., cvt., senior note, 1.875%, 4/23/17 ...............        10,300,000                 9,849,375
       Cephalon Inc., cvt., senior sub. note, 2.50%, 5/01/14 ..........................        15,000,000                15,675,000
       Gilead Sciences Inc., cvt., senior note, 0.625%, 5/01/13 .......................        10,000,000                13,500,000
       Lifepoint Hospitals Inc., cvt., 3.25%, 8/15/25 .................................        15,000,000                12,825,000
   (c) Medtronic Inc., cvt., senior note, 144A, 1.50%, 4/15/11 ........................        17,000,000                16,830,000
   (c) Mylan Inc., cvt., 144A, 3.75%, 9/15/15 .........................................        14,500,000                17,273,125
       PDL BioPharma Inc., cvt., sub. note, 2.75%, 8/16/23 ............................        14,550,000                15,404,812
                                                                                                                   ----------------
                                                                                                                        144,669,812
                                                                                                                   ----------------
       INDUSTRIALS 7.5%
   (c) GATX Corp., cvt., senior note, 144A, 5.00%, 8/15/23 ............................         3,000,000                 3,277,500
       Ingersoll Rand Co., cvt., senior note, 4.50%, 4/15/12 ..........................         9,000,000                15,592,500
   (c) L-3 Communications Corp., cvt., 144A, 3.00%, 8/01/35 ...........................        15,000,000                15,112,500
       WESCO International Inc., cvt., senior deb.,
             1.75%, 11/15/26 ..........................................................         5,000,000                 4,887,500
   (c)       144A, 1.75%, 11/15/26 ....................................................        15,000,000                14,662,500
                                                                                                                   ----------------
                                                                                                                         53,532,500
                                                                                                                   ----------------
       INFORMATION TECHNOLOGY 18.6%
   (c) Alliance Data Systems Corp., cvt., senior note, 144A,
             1.75%, 8/01/13 ...........................................................        17,000,000                14,471,250
             4.75%, 5/15/14 ...........................................................         3,000,000                 3,720,000
(b, c) BearingPoint Inc., cvt., sub. note, 144A, 2.50%, 12/15/24 ......................        14,000,000                    18,900
       EMC Corp., cvt., senior note, 1.75%, 12/01/13 ..................................        10,000,000                11,312,500
       Intel Corp., cvt.,
   (c)       junior sub. bond, 144A, 2.95%, 12/15/35 ..................................        19,000,000                16,672,500
             sub. deb., 2.95%, 12/15/35 ...............................................         2,000,000                 1,755,000
       Liberty Media Corp. into Motorola Inc., cvt., senior deb., 3.50%, 1/15/31 ......         8,000,000                 3,073,185
   (c) Microchip Technology Inc., cvt., junior sub. note, 144A, 2.125%, 12/15/37 ......        20,000,000                18,510,000
       Micron Technology Inc., cvt., senior sub. note, 1.875%, 6/01/14 ................        20,000,000                14,300,000
       PMC-Sierra Inc., cvt.,
   (c)       144A, 2.25%, 10/15/25 ....................................................         3,500,000                 4,134,375
             sub. note, 2.25%, 10/15/25 ...............................................         9,500,000                11,221,875


                    20 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN CONVERTIBLE SECURITIES FUND                                                 PRINCIPAL AMOUNT(d)          VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       CONVERTIBLE BONDS (CONTINUED)
       INFORMATION TECHNOLOGY (CONTINUED)
(c, f) Sybase Inc., cvt., senior note, 144A, 3.50%, 8/15/29 ...........................   $     6,400,000          $      6,694,016
   (c) VeriFone Holdings Inc., cvt., senior note, 144A, 1.375%, 6/15/12 ...............        21,000,000                16,275,000
   (c) VeriSign Inc., cvt., junior sub. bond, 144A, 3.25%. 8/15/37 ....................        14,000,000                10,710,000
                                                                                                                   ----------------
                                                                                                                        132,868,601
                                                                                                                   ----------------
       MATERIALS 4.7%
       Alcoa Inc., cvt., senior note, 5.25%, 3/15/14 ..................................         5,500,000                10,938,125
       ArcelorMittal, cvt., senior note, 5.00%, 5/15/14 (Luxembourg) ..................        10,000,000                13,859,540
       Newmont Mining Corp., cvt., senior note, 3.00%, 2/15/12 ........................         7,500,000                 8,709,375
                                                                                                                   ----------------
                                                                                                                         33,507,040
                                                                                                                   ----------------
       TELECOMMUNICATION SERVICES 2.0%
   (c) NII Holdings Inc., cvt., 144A, 2.75%, 8/15/25 ..................................        15,000,000                14,418,750
                                                                                                                   ----------------
       UTILITIES 2.3%
       CMS Energy Corp., cvt., senior note, 5.50%, 6/15/29 ............................        15,000,000                16,368,750
                                                                                                                   ----------------
       TOTAL CONVERTIBLE BONDS (COST $548,949,619) ....................................                                 498,450,187
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $799,713,529) ............                                 689,722,994
                                                                                                                   ----------------

                                                                                                  SHARES
                                                                                          ----------------------
       SHORT TERM INVESTMENTS (COST $28,084,828) 3.9%
       MONEY MARKET FUNDS 3.9%
   (g) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ....................        28,084,828                28,084,828
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $827,798,357) 100.3% ...................................                                 717,807,822
       OTHER ASSETS, LESS LIABILITIES (0.3)% ..........................................                                  (2,198,514)
                                                                                                                   ----------------
       NET ASSETS 100.0% ..............................................................                            $    715,609,308
                                                                                                                   ================

See abbreviations on page 89.

(a)  Non-income producing.

(b) Defaulted security or security for which income has been deemed uncollectible.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2009, the aggregate value of these securities was $206,413,097, representing 28.84% of net assets.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)  The coupon rate shown represents the rate at period end.

(f)  Security purchased on a when-issued basis.

(g) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 21

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

       FRANKLIN EQUITY INCOME FUND                                           COUNTRY              SHARES                 VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       COMMON STOCKS 69.7%
       CONSUMER DISCRETIONARY 3.6%
       Best Buy Co. Inc. .............................................    United States           298,700          $     11,162,419
       The Home Depot Inc. ...........................................    United States           414,000                10,739,160
                                                                                                                   ----------------
                                                                                                                         21,901,579
                                                                                                                   ----------------
       CONSUMER STAPLES 7.2%
       The Coca-Cola Co. .............................................    United States           329,800                16,437,232
       Diageo PLC, ADR ...............................................   United Kingdom           227,200                14,172,736
       Unilever NV, N.Y. shs. ........................................     Netherlands            488,700                13,292,640
                                                                                                                   ----------------
                                                                                                                         43,902,608
                                                                                                                   ----------------
       ENERGY 9.3%
       Chevron Corp. .................................................    United States           155,600                10,809,532
       ConocoPhillips ................................................    United States           279,300                12,208,203
       Exxon Mobil Corp. .............................................    United States           144,734                10,187,826
       Halliburton Co. ...............................................    United States           450,000                 9,940,500
       Spectra Energy Corp. ..........................................    United States           720,400                13,226,544
                                                                                                                   ----------------
                                                                                                                         56,372,605
                                                                                                                   ----------------
       FINANCIALS 5.9%
       Aflac Inc. ....................................................    United States           210,500                 7,969,530
   (a) iStar Financial Inc. ..........................................    United States           534,400                 1,298,592
       JPMorgan Chase & Co. ..........................................    United States           261,350                10,101,178
       Marsh & McLennan Cos. Inc. ....................................    United States           365,900                 7,471,678
       Wells Fargo & Co. .............................................    United States           374,400                 9,157,824
                                                                                                                   ----------------
                                                                                                                         35,998,802
                                                                                                                   ----------------
       HEALTH CARE 9.8%
       Johnson & Johnson .............................................    United States           307,000                18,693,230
       Merck & Co. Inc. ..............................................    United States           329,000                 9,873,290
       Pfizer Inc. ...................................................    United States           684,500                10,904,085
       Roche Holding AG ..............................................     Switzerland            125,300                19,753,976
                                                                                                                   ----------------
                                                                                                                         59,224,581
                                                                                                                   ----------------
       INDUSTRIALS 13.0%
       3M Co. ........................................................    United States           213,100                15,027,812
       The Boeing Co. ................................................    United States           189,300                 8,122,863
       Caterpillar Inc. ..............................................    United States           264,200                11,640,652
       General Electric Co. ..........................................    United States           596,600                 7,994,440
       J.B. Hunt Transport Services Inc. .............................    United States           282,800                 7,904,260
       Pitney Bowes Inc. .............................................    United States           334,500                 6,907,425
       United Parcel Service Inc., B .................................    United States           201,600                10,831,968
       Waste Management Inc. .........................................    United States           383,300                10,774,563
                                                                                                                   ----------------
                                                                                                                         79,203,983
                                                                                                                   ----------------
       INFORMATION TECHNOLOGY 11.5%
       Intel Corp. ...................................................    United States           870,500                16,757,125
       International Business Machines Corp. .........................    United States           139,900                16,498,407
       Microsoft Corp. ...............................................    United States           750,000                17,640,000


                    22 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN EQUITY INCOME FUND                                           COUNTRY              SHARES                 VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       COMMON STOCKS (CONTINUED)
       INFORMATION TECHNOLOGY (CONTINUED)
       Nokia Corp., ADR ..............................................       Finland              530,800          $      7,080,872
       Paychex Inc. ..................................................    United States           443,900                11,763,350
                                                                                                                   ----------------
                                                                                                                         69,739,754
                                                                                                                   ----------------
       MATERIALS 2.1%
       Newmont Mining Corp. ..........................................    United States           148,700                 6,148,745
       Weyerhaeuser Co. ..............................................    United States           185,000                 6,482,400
                                                                                                                   ----------------
                                                                                                                         12,631,145
                                                                                                                   ----------------
       TELECOMMUNICATION SERVICES 1.6%
       AT&T Inc. .....................................................    United States           379,710                 9,959,793
                                                                                                                   ----------------
       UTILITIES 5.7%
       Entergy Corp. .................................................    United States           141,857                11,395,373
       PG&E Corp. ....................................................    United States           261,000                10,536,570
       The Southern Co. ..............................................    United States           404,000                12,685,600
                                                                                                                   ----------------
                                                                                                                         34,617,543
                                                                                                                   ----------------
       TOTAL COMMON STOCKS (COST $484,901,052) .......................                                                  423,552,393
                                                                                                                   ----------------
       CONVERTIBLE PREFERRED STOCKS 10.1%
       CONSUMER DISCRETIONARY 1.1%
       Autoliv Inc., 8.00%, cvt. pfd. ................................       Sweden               134,000                 6,667,036
                                                                                                                   ----------------
       FINANCIALS 4.2%
       Bank of America Corp., 7.25%, cvt. pfd., L ....................    United States            18,000                15,120,000
       Wells Fargo & Co., 7.50%, cvt. pfd., A ........................    United States            12,500                10,499,500
                                                                                                                   ----------------
                                                                                                                         25,619,500
                                                                                                                   ----------------
       HEALTH CARE 2.9%
       Schering-Plough Corp., 6.00%, cvt. pfd. .......................    United States            76,000                17,736,500
                                                                                                                   ----------------
       UTILITIES 1.9%
       Great Plains Energy Inc., 12.00%, cvt. pfd. ...................    United States           200,000                11,693,000
                                                                                                                   ----------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $53,281,962) .........                                                   61,716,036
                                                                                                                   ----------------
       EQUITY-LINKED SECURITIES (COST $8,841,300) 1.5%
       CONSUMER DISCRETIONARY 1.5%
   (b) Morgan Stanley into Comcast Corp., 10.00%, cvt. pfd., 144A ....    United States           600,000                 8,914,380
                                                                                                                   ----------------
       PREFERRED STOCKS (COST $15,634,990) 0.2%
       FINANCIALS 0.2%
   (a) Fannie Mae, 8.25%, pfd. .......................................    United States           625,000                 1,162,500
                                                                                                                   ----------------

                                                                                            PRINCIPAL AMOUNT(c)
                                                                                          ----------------------
       CONVERTIBLE BONDS 8.1%
       CONSUMER DISCRETIONARY 1.0%
       Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 .............    United States   $     6,344,000                 6,304,350
                                                                                                                   ----------------
       HEALTH CARE 2.9%
   (b) Mylan Inc., cvt., 144A, 3.75%, 9/15/15 ........................    United States        15,000,000                17,868,750
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 23

Franklin Investors Securities Trust

       FRANKLIN EQUITY INCOME FUND                                           COUNTRY        PRINCIPAL AMOUNT(c)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CONVERTIBLE BONDS (CONTINUED)
       INFORMATION TECHNOLOGY 3.0%
       Microchip Technology Inc., cvt., 2.125%, 12/15/37 .............    United States   $    19,500,000          $     18,061,875
                                                                                                                   ----------------
       MATERIALS 1.2%
       ArcelorMittal, cvt., senior note, 5.00%, 5/15/14 ..............      Luxembourg          5,250,000                 7,276,258
                                                                                                                   ----------------
       TOTAL CONVERTIBLE BONDS (COST $40,760,220) ....................                                                   49,511,233
                                                                                                                   ----------------
       CORPORATE BONDS 6.0%
       FINANCIALS 6.0%
       Aflac Inc., senior note, 8.50%, 5/15/19 .......................    United States         9,500,000                10,707,089
       American Express Credit Corp., senior note, C,
             7.30%, 8/20/13 ..........................................    United States        12,500,000                13,364,163
   (d) JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual ...    United States        13,000,000                12,393,914
                                                                                                                   ----------------
       TOTAL CORPORATE BONDS (COST $33,733,027) ......................                                                   36,465,166
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $637,152,551) ........................................                                                  581,321,708
                                                                                                                   ----------------

                                                                                                  SHARES
                                                                                          ----------------------
       SHORT TERM INVESTMENTS (COST $15,186,075) 2.5%
       MONEY MARKET FUNDS 2.5%
   (e) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...    United States        15,186,075                15,186,075
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $652,338,626) 98.1% ...................                                                  596,507,783
       OTHER ASSETS, LESS LIABILITIES 1.9% ...........................                                                   11,491,351
                                                                                                                   ----------------
       NET ASSETS 100.0% .............................................                                             $    607,999,134
                                                                                                                   ================

See Abbreviations on page 89.

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2009, the aggregate value of these securities was $26,783,130, representing 4.41% of net assets.

(c)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)  Perpetual security with no stated maturity date.

(e) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    24 | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

       FRANKLIN FLOATING RATE DAILY ACCESS FUND                              COUNTRY        PRINCIPAL AMOUNT(a)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
   (b) SENIOR FLOATING RATE INTERESTS 88.0%
       AEROSPACE & DEFENSE 3.0%
       BE Aerospace Inc., Term Loan B, 5.75%, 7/28/14 ................    United States   $     5,323,613          $      5,320,286
       Hawker Beechcraft Inc.,
             Synthetic L/C, 2.598%, 3/26/14 ..........................    United States           405,588                   277,321
             Term Loan B, 2.285% - 2.598%, 3/26/14 ...................    United States         6,872,010                 4,698,737
       ILC Industries Inc., June 2006 Term Loan, 2.285%, 2/24/12 .....    United States         2,359,688                 2,241,704
       L-1 Identity Solutions Operating Co., Tranche B-1 Term Loan,
          6.75%, 8/05/13 .............................................    United States         4,324,688                 4,344,507
       Spirit Aerosystems Inc. (Onex Wind Finance LP), Term B-1 Loan,
          2.255%, 12/31/11 ...........................................    United States        10,762,329                10,520,177
       TransDigm Inc., Term Loan B, 2.285% - 2.612%, 6/23/13 .........    United States        12,615,000                12,247,058
                                                                                                                   ----------------
                                                                                                                         39,649,790
                                                                                                                   ----------------
       APPAREL, ACCESSORIES & LUXURY GOODS 0.4%
       The William Carter Co., Term Loan B, 1.785% - 1.988%,
          7/14/12 ....................................................    United States         4,942,762                 4,819,193
                                                                                                                   ----------------
       APPLICATION SOFTWARE 0.1%
       CCC Information Services Group Inc., Term Loan B, 2.54%,
          2/10/13 ....................................................    United States         1,403,455                 1,348,486
                                                                                                                   ----------------
       AUTO PARTS & EQUIPMENT 2.9%
       Affinia Group Inc., Term Loan B, 3.488%, 11/30/11 .............    United States         6,131,083                 5,640,597
       Cooper-Standard Automotive Inc.,
             DIP Facility, 12.25%, 4/24/10 ...........................    United States         2,191,373                 2,191,373
             Term Loan B, 3.125%, 12/23/11 ...........................        Canada            1,971,525                 1,389,925
             Term Loan C, 3.125%, 12/23/11 ...........................    United States         5,148,628                 3,629,783
       Dayco Products LLC (Mark IV),
   (c)       Replacement Term Loan, 6.75%, 6/23/11 ...................    United States         7,860,231                 2,210,690
             U.S. Term Facility (DIP TL), 8.50%, 5/04/10 .............    United States         2,800,000                 2,592,576
       Federal-Mogul Corp.,
             Term Loan B, 2.228% - 2.248%, 12/27/14 ..................    United States         7,939,238                 6,013,973
             Term Loan C, 2.228%, 12/27/15 ...........................    United States           587,219                   444,818
       Key Safety Systems Inc., Term Loan B, 2.538% - 2.851%,
          3/10/14 ....................................................    United States        14,622,652                 6,214,627
       Tenneco Inc., Tranche B-1 Credit Linked, 5.306%, 3/16/14 ......    United States         6,463,122                 4,782,710
       United Components Inc., Term Loan D, 3.21%, 6/29/12 ...........    United States         3,670,918                 3,239,585
                                                                                                                   ----------------
                                                                                                                         38,350,657
                                                                                                                   ----------------
       BROADCASTING 4.7%
   (d) Bresnan Communications LLC,
             Add-on Term Loan, 4.25%, 9/29/13 ........................    United States         4,100,513                 3,949,307
             Initial Term Loan B, 4.25%, 9/29/13 .....................    United States         2,199,487                 2,118,381
       Citadel Broadcasting Corp., Term Loan B, 2.33% - 2.35%,
          6/12/14 ....................................................    United States         9,982,075                 5,664,828
       Discovery Communications Inc.,
             Term Loan B, 2.598%, 5/14/14 ............................    United States        12,417,462                12,262,244
             Term Loan C, 5.25%, 5/14/14 .............................    United States         3,291,750                 3,345,241
       Entravision Communications Corp., Term Loan B, 5.85%,
          3/29/13 ....................................................    United States         7,317,519                 6,896,762
       Gray Television Inc., Term Loan B, 3.81%, 12/31/14 ............    United States         7,145,439                 4,564,149
       LBI Media Inc., Term Loan B, 1.785%, 3/31/12 ..................    United States           967,500                   717,159
       Mission Broadcasting Inc., Term Loan B, 2.348%, 10/01/12 ......    United States         3,821,561                 2,875,725
       Nexstar Broadcasting Inc., Term Loan B, 2.089% - 2.238%,
          10/01/12 ...................................................    United States         3,614,274                 2,719,741
       Univision Communications Inc., Initial Term Loan, 2.535%,
          9/29/14 ....................................................    United States        21,500,000                17,410,528
                                                                                                                   ----------------
                                                                                                                         62,524,065
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 25

Franklin Investors Securities Trust

       FRANKLIN FLOATING RATE DAILY ACCESS FUND                              COUNTRY        PRINCIPAL AMOUNT(a)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       BUILDING PRODUCTS 0.1%
       Goodman Global Holdings Co. Inc., Term Loan B, 6.50%,
          2/13/14 ....................................................    United States   $     1,825,000          $      1,787,359
                                                                                                                   ----------------
       CABLE & SATELLITE 4.4%
       CSC Holdings Inc. (Cablevision),
             Incremental Term Loan, 2.038%, 3/29/13 ..................    United States         2,607,881                 2,525,733
   (d)       Incremental Term Loan B-2, 2.038%, 3/29/16 ..............    United States         7,580,412                 7,408,496
       DIRECTV Holdings LLC,
             Term Loan B, 1.785%, 4/13/13 ............................    United States         2,471,180                 2,423,815
             Term Loan C, 5.25%, 4/13/13 .............................    United States         7,364,353                 7,403,480
   (d) Insight Midwest Holdings, Term Loan B, 2.31%, 4/02/14 .........    United States         9,825,000                 9,326,735
       MCC Iowa,
             Term Loan E, 6.50%, 1/03/16 .............................    United States         1,284,023                 1,289,640
             Tranche D-1 Term Loan, 2.02%, 1/31/15 ...................    United States         6,102,017                 5,756,234
             Tranche D-2 Term Loan, 2.02%, 1/31/15 ...................    United States           969,669                   914,721
       Mediacom LLC, Term Loan C, 2.02%, 1/31/15 .....................    United States         2,703,381                 2,550,188
       UPC Financing Partnership,
             Term Loan N, 2.059%, 12/31/16 ...........................     Netherlands         10,048,462                 9,615,122
   (d)       Term Loan T, 3.809%, 12/31/16 ...........................     Netherlands          6,340,074                 6,202,704
       Virgin Media Dover LLC, Tranche B10, 4.003%, 9/03/12 ..........    United States         3,953,108                 3,832,854
                                                                                                                   ----------------
                                                                                                                         59,249,722
                                                                                                                   ----------------
       CASINOS & GAMING 3.3%
       Ameristar Casinos Inc., Term Loan B, 3.76%, 11/10/12 ..........    United States         4,539,785                 4,426,290
       CCM Merger Inc. (MotorCity Casino), Term Loan B, 8.50%,
          7/13/12 ....................................................    United States         3,722,808                 3,429,637
       Green Valley Ranch Gaming LLC, Term Loan B, 2.538% - 4.00%,
          2/16/14 ....................................................    United States         2,936,838                 2,066,800
       Penn National Gaming Inc.,
             Term Loan A, 1.54%, 10/03/11 ............................    United States         1,552,620                 1,535,801
             Term Loan B, 2.04% - 2.72%, 10/03/12 ....................    United States        11,560,657                11,345,964
       VML U.S. Finance LLC (Venetian Macau),
             Delayed Draw, 2.85%, 5/25/12 ............................        Macau             6,658,938                 6,181,712
             New Project Term Loans, 2.85%, 5/25/13 ..................        Macau             7,990,097                 7,417,470
             Term Loan B, 2.85%, 5/25/13 .............................        Macau             7,684,991                 7,134,230
                                                                                                                   ----------------
                                                                                                                         43,537,904
                                                                                                                   ----------------
       COMMERCIAL PRINTING 0.2%
       Cenveo Corp.,
             Delayed Draw Term Loan, 5.109%, 6/21/13 .................    United States            23,691                    22,743
             Term Loan C, 5.109%, 6/21/13 ............................    United States         2,393,996                 2,298,236
                                                                                                                   ----------------
                                                                                                                          2,320,979
                                                                                                                   ----------------
       COMMUNICATIONS EQUIPMENT 0.5%
       Brocade Communications Systems Inc., Term Loan, 7.00%,
          10/07/13 ...................................................    United States         3,426,422                 3,442,842
       CommScope Inc., Term Loan B, 3.098%, 12/26/14 .................    United States         3,598,875                 3,521,276
                                                                                                                   ----------------
                                                                                                                          6,964,118
                                                                                                                   ----------------
       CONSTRUCTION & ENGINEERING 0.6%
       URS Corp., Term Loan B, 2.535% - 2.845%, 5/15/13 ..............    United States         7,729,938                 7,707,390
                                                                                                                   ----------------


                    26 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN FLOATING RATE DAILY ACCESS FUND                              COUNTRY        PRINCIPAL AMOUNT(a)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS 1.1%
       Bucyrus International Inc., Tranche B Dollar Term Loan, 1.79% -
          2.52%, 5/04/14 .............................................    United States   $     6,796,176          $      6,439,377
       Oshkosh Truck Corp.,
             Term Loan A, 8.25%, 12/06/11 ............................    United States         1,177,500                 1,159,837
             Term Loan B, 6.60% - 6.64%, 12/06/13 ....................    United States         7,339,323                 7,288,212
                                                                                                                   ----------------
                                                                                                                         14,887,426
                                                                                                                   ----------------
       CONSTRUCTION MATERIALS 0.3%
       Headwaters Inc., Term Loan B, 5.60%, 4/30/11 ..................    United States         3,938,785                 3,756,616
                                                                                                                   ----------------
       DATA PROCESSING & OUTSOURCED SERVICES 4.0%
       Affiliated Computer Services Inc.,
             Additional Term Loan, 2.285% - 2.296%, 3/20/13 ..........    United States        10,110,932                 9,936,467
             Term Loan B, 2.285%, 3/20/13 ............................    United States         2,309,125                 2,269,281
   (d) Emdeon Business Services LLC, First Lien Term Loan, 2.29% -
          2.598%, 11/16/13 ...........................................    United States        10,653,873                10,387,526
       First Data Corp.,
             Term Loan B-2, 3.035%, 9/24/14 ..........................    United States         2,661,274                 2,253,767
             Term Loan B-3, 3.035%, 9/24/14 ..........................    United States         2,838,160                 2,403,566
       Lender Processing Services Inc., Term Loan B, 2.785%,
          7/02/14 ....................................................    United States         1,573,318                 1,575,285
       Metavante Corp., Term Loan B, 2.778%, 11/01/14 ................    United States        18,522,150                18,205,736
       SunGard Data Systems Inc.,
             Incremental Term Loan, 6.75%, 2/28/14 ...................    United States         2,679,750                 2,685,013
             New U.S. Term Loan, 2.046% - 2.724%, 2/28/14 ............    United States            61,441                    58,369
             Tranche B U.S. TL, 3.993% - 4.604%, 2/28/16 .............    United States         3,722,584                 3,575,542
                                                                                                                   ----------------
                                                                                                                         53,350,552
                                                                                                                   ----------------
       DISTILLERS & VINTNERS 0.6%
       Constellation Brands Inc., Term Loan B, 1.813%, 6/05/13 .......    United States         8,470,905                 8,341,198
                                                                                                                   ----------------
       DIVERSIFIED CHEMICALS 2.1%
       Ashland Inc., Term Loan B, 7.65%, 5/13/14 .....................    United States         6,287,294                 6,407,507
       Celanese U.S. Holdings LLC, Dollar Term Loan, 2.345%,
          4/02/14 ....................................................    United States         7,253,404                 6,887,332
       Huntsman International LLC, Term Loan B, 2.038%, 4/21/14 ......    United States        15,364,559                14,281,358
                                                                                                                   ----------------
                                                                                                                         27,576,197
                                                                                                                   ----------------
       DIVERSIFIED REAL ESTATE ACTIVITIES 0.5%
   (d) CB Richard Ellis Services Inc., Term Loan B, 6.00% - 6.25%,
          12/20/13 ...................................................    United States         6,333,563                 6,032,718
                                                                                                                   ----------------
       DIVERSIFIED SUPPORT SERVICES 3.6%
       ARAMARK Corp.,
             Synthetic L/C, 2.336%, 1/26/14 ..........................    United States         1,274,177                 1,212,061
             Term Loan B, 2.473%, 1/26/14 ............................    United States        19,988,767                19,014,314
   (d) JohnsonDiversey Inc.,
             Delay Draw, 3.016%, 12/16/10 ............................    United States         2,201,175                 2,154,400
             Term Loan B, 3.016%, 12/16/11 ...........................    United States        12,799,967                12,527,967
       Language Lines Inc., Term Loan B, 3.85%, 6/11/11 ..............    United States         3,525,427                 3,428,478
       West Corp.,
             Term Loan B-2, 2.66% - 2.677%, 10/24/13 .................    United States         8,811,600                 8,369,875
             Term Loan B-3, 7.25%, 10/24/13 ..........................    United States           987,500                   996,963
                                                                                                                   ----------------
                                                                                                                         47,704,058
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 27

Franklin Investors Securities Trust

       FRANKLIN FLOATING RATE DAILY ACCESS FUND                              COUNTRY        PRINCIPAL AMOUNT(a)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       DRUG RETAIL 0.4%
       Rite Aid Corp.,
             Tranche 3 Term Loan, 5.25%, 6/04/14 .....................    United States   $     2,298,349          $      2,077,133
             Tranche 4 Term Loan, 9.50%, 6/10/15 .....................    United States         3,820,000                 3,934,600
                                                                                                                   ----------------
                                                                                                                          6,011,733
                                                                                                                   ----------------
       EDUCATION SERVICES 1.7%
       Bright Horizons Family Solution Inc., Term Loan B, 7.50%,
          5/21/15 ....................................................    United States         6,135,519                 5,804,201
       Education Management LLC, Term Loan C, 2.375%, 6/01/13 ........    United States        11,280,426                10,829,209
       Laureate Education Inc.,
             Closing Date Term Loan, 3.754%, 8/18/14 .................    United States         5,712,805                 5,052,976
             Delayed Draw Term Loan, 3.754%, 8/18/14 .................    United States           854,972                   756,222
                                                                                                                   ----------------
                                                                                                                         22,442,608
                                                                                                                   ----------------
       ELECTRICAL COMPONENTS & EQUIPMENT 0.9%
       Baldor Electric Co., Term Loan B, 5.25%, 1/31/14 ..............    United States        11,674,734                11,457,923
                                                                                                                   ----------------
       ELECTRONIC MANUFACTURING SERVICES 0.5%
       FCI USA,
             Term Loan B1, 3.406%, 11/01/13 ..........................    United States         2,629,335                 1,787,948
             Term Loan C1, 3.406%, 11/03/14 ..........................    United States         2,629,335                 1,827,388
       Flextronics International USA Inc.,
             Term Loan A, 2.552% - 2.847%, 10/01/14 ..................    United States         2,963,958                 2,579,260
             Term Loan A-1, 2.759%, 10/01/14 .........................    United States           851,712                   741,166
                                                                                                                   ----------------
                                                                                                                          6,935,762
                                                                                                                   ----------------
       ENVIRONMENTAL & FACILITIES SERVICES 1.4%
       Casella Waste Systems Inc., Term Loan B, 7.00%, 4/09/14 .......    United States         2,400,000                 2,382,000
       Duratek Inc. (EnergySolutions), Term Loan B, 2.54%, 6/07/13 ...    United States         3,186,455                 2,995,268
       EnergySolutions LLC,
             Synthetic L/C, 2.54%, 6/07/13 ...........................    United States           442,693                   420,558
             Synthetic L/C (Add-On), 2.54%, 6/07/13 ..................    United States         1,982,452                 1,883,329
             Term Loan B, 2.54%, 6/07/13 .............................    United States         6,641,558                 6,243,065
   (e) EnviroSolutions Inc., Initial Term Loan, PIK, 10.50%,
          7/07/12 ....................................................    United States         6,170,297                 4,473,466
                                                                                                                   ----------------
                                                                                                                         18,397,686
                                                                                                                   ----------------
       FOOD DISTRIBUTORS 0.4%
       JRD Holdings Inc., Term Loan, 2.538%, 7/02/14 .................    United States         5,274,656                 5,076,857
                                                                                                                   ----------------
       FOOD RETAIL 0.5%
       Pantry Inc.,
             Delayed Draw Term Loan, 1.79%, 5/14/14 ..................    United States         1,601,210                 1,502,136
             Term Loan B, 1.79%, 5/14/14 .............................    United States         5,560,217                 5,216,178
                                                                                                                   ----------------
                                                                                                                          6,718,314
                                                                                                                   ----------------
       GENERAL MERCHANDISE STORES 0.9%
   (d) Dollar General Corp., Tranche B-1 Term Loan, 3.035% - 3.238%,
          7/07/14 ....................................................    United States        12,550,000                12,249,980
                                                                                                                   ----------------
       HEALTH CARE EQUIPMENT 0.6%
       DJO Finance LLC, Term Loan B, 3.285% - 3.598%, 5/20/14 ........    United States         8,618,750                 8,072,898
                                                                                                                   ----------------


                    28 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN FLOATING RATE DAILY ACCESS FUND                              COUNTRY        PRINCIPAL AMOUNT(a)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       HEALTH CARE FACILITIES 7.6%
       Community Health Systems Inc.,
             Delayed Draw Term Loan, 2.535%, 7/25/14 .................    United States   $     1,126,815          $      1,061,319
             Term Loan, 2.535% - 2.924%, 7/25/14 .....................    United States        22,019,247                20,739,378
       HCA Inc., Term Loan B-1, 2.848%, 11/18/13 .....................    United States        18,908,491                17,784,684
       Health Management Associates Inc., Term Loan B, 2.348%,
          2/28/14 ....................................................    United States         2,543,923                 2,368,632
       HealthSouth Corp., Term Loan B, 2.54%, 3/10/13 ................    United States        10,644,710                10,173,298
       Iasis Healthcare LLC,
             Delayed Draw Term Loan, 2.285%, 3/14/14 .................    United States         4,098,232                 3,842,093
             Initial Term Loan, 2.285%, 3/14/14 ......................    United States        11,842,719                11,102,549
             Synthetic L/C, 2.37%, 3/14/14 ...........................    United States         1,103,901                 1,034,907
       LifePoint Hospitals Inc., Term Loan B, 2.295%, 4/15/12 ........    United States        11,494,373                11,046,092
   (d) Psychiatric Solutions Inc., Term Loan, 2.038% - 2.052%,
          7/01/12 ....................................................    United States         7,543,035                 7,170,598
       Vanguard Health Holding Co. II LLC, Replacement Term Loan,
          2.535%, 9/23/11 ............................................    United States        16,184,960                15,669,064
                                                                                                                   ----------------
                                                                                                                        101,992,614
                                                                                                                   ----------------
       HEALTH CARE SERVICES 2.8%
       AMR Holdco/EmCare Holdco, Term Loan B, 2.285% - 2.302%,
          2/10/12 ....................................................    United States         2,090,354                 2,001,514
       DaVita Inc., Term Loan B-1, 1.79% - 2.10%, 10/05/12 ...........    United States        17,274,532                16,583,551
       Fresenius Medical Care Holdings Inc., Term Loan B,
          1.885% - 1.985%, 3/31/13 ...................................       Germany            8,544,118                 8,289,571
       Fresenius SE (APP), Term Loan B2, 6.75%, 9/10/14 ..............       Germany            1,146,683                 1,158,437
       Fresenius SE (New Finco1), Term Loan B, 6.75%, 9/10/14 ........       Germany            2,128,567                 2,150,385
       Team Finance LLC, Term Loan B, 2.608% - 2.716%, 11/23/12 ......    United States         5,462,759                 5,134,994
       VICAR Operating Inc., Incremental Term Loan, 1.813%, 5/16/11 ..    United States         1,466,250                 1,407,600
                                                                                                                   ----------------
                                                                                                                         36,726,052
                                                                                                                   ----------------
       HEALTH CARE SUPPLIES 0.6%
       Bausch and Lomb Inc.,
             Delayed Draw Term Loan, 3.535% - 3.848%, 4/28/15 ........    United States         1,758,316                 1,670,715
             Parent Term Loan, 3.848%, 4/28/15 .......................    United States         6,927,764                 6,582,616
                                                                                                                   ----------------
                                                                                                                          8,253,331
                                                                                                                   ----------------
       HOUSEHOLD PRODUCTS 0.3%
       Prestige Brands Inc., Term Loan B, 2.535%, 4/06/11 ............    United States         4,765,881                 4,682,478
                                                                                                                   ----------------
       HOUSEWARES & SPECIALTIES 1.6%
       Jarden Corp.,
             Term Loan B1, 2.348%, 1/24/12 ...........................    United States         6,111,444                 5,976,992
             Term Loan B2, 2.348%, 1/24/12 ...........................    United States         8,582,183                 8,393,375
       Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 2.637%,
          10/04/11 ...................................................    United States         7,861,589                 7,645,395
                                                                                                                   ----------------
                                                                                                                         22,015,762
                                                                                                                   ----------------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.2%
       Dynegy Holdings Inc.,
             Term L/C Facility, 1.79%, 4/02/13 .......................    United States         6,605,521                 6,407,356
             Term Loan B, 1.79%, 4/02/13 .............................    United States           662,374                   642,503


                    Quarterly Statements of Investments | 29

Franklin Investors Securities Trust

       FRANKLIN FLOATING RATE DAILY ACCESS FUND                              COUNTRY        PRINCIPAL AMOUNT(a)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (CONTINUED)
   (d) NRG Energy Inc.,
             Credit Link, 0.498%, 2/01/13 ............................    United States   $     6,658,609          $      6,330,673
             Term Loan, 1.785% - 2.098%, 2/01/13 .....................    United States        12,422,575                11,810,763
       Texas Competitive Electric Holdings Co. LLC,
             Term Loan B-2, 3.785% - 3.802%, 10/10/14 ................    United States         1,833,522                 1,420,470
             Term Loan B-3, 3.785% - 3.802%, 10/10/14 ................    United States         3,930,000                 3,031,625
                                                                                                                   ----------------
                                                                                                                         29,643,390
                                                                                                                   ----------------
       INDUSTRIAL CONGLOMERATES 1.6%
       Manitowoc Co. Inc., Term Loan B, 7.50%, 11/06/14 ..............    United States        10,845,500                 9,860,371
       Sensus Metering Systems Inc., Term Loan B-3, 7.00%, 6/17/13 ...    United States         5,978,299                 5,918,516
       TriMas Co. LLC,
             Term Loan B, 2.535% - 2.752%, 8/02/13 ...................    United States         4,423,164                 3,991,905
             Tranche B-1 L/C, 2.595%, 8/02/11 ........................    United States         1,049,594                   947,259
                                                                                                                   ----------------
                                                                                                                         20,718,051
                                                                                                                   ----------------
       INDUSTRIAL MACHINERY 2.6%
       Amsted Industries Inc., Delayed Draw, 2.60% - 3.007%,
          4/05/13 ....................................................    United States         3,989,874                 3,743,831
       CI Acquisition Inc. (Chart Industries), Term Loan B, 2.313%,
          10/17/12 ...................................................    United States         1,735,586                 1,622,773
       Husky Injection Molding Systems Ltd. (Ontario Inc.), Term Loan,
          3.848%, 12/14/12 ...........................................       Canada             3,217,500                 3,185,325
       Itron Inc., Dollar Term Loan, 3.79%, 4/18/14 ..................    United States         4,698,956                 4,686,010
       Mueller Water Products Inc., Term Loan B, 5.988% - 6.098%,
          5/24/14 ....................................................    United States         3,602,243                 3,320,069
       RBS Global Inc. (Rexnord),
             Incremental Tranche B-2, 2.313%, 7/22/13 ................    United States         8,698,578                 7,828,720
             Tranche B-1 Term B Loan, 2.813% - 3.063%, 7/22/13 .......    United States        10,806,557                 9,833,967
                                                                                                                   ----------------
                                                                                                                         34,220,695
                                                                                                                   ----------------
       INTEGRATED TELECOMMUNICATION SERVICES 2.9%
       GCI Holdings Inc., Add-On Term Loan, 4.54%, 8/31/12 ...........    United States         6,072,388                 5,950,940
       Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 2.804%,
          6/30/13 ....................................................    United States         2,991,432                 2,849,339
       NTELOS Inc., Term Loan B-1, 2.54%, 8/24/11 ....................    United States         8,755,182                 8,700,462
       Wind Telecomunicazioni SpA,
             Term Loan B-2, 3.991%, 5/26/13 ..........................        Italy             4,850,000                 4,626,362
             Term Loan C-2, 4.991%, 5/26/14 ..........................        Italy             4,850,000                 4,623,665
       Windstream Corp., Tranche B-1, 1.79% - 2.02%, 7/17/13 .........    United States        12,588,560                12,210,903
                                                                                                                   ----------------
                                                                                                                         38,961,671
                                                                                                                   ----------------
       INTERNET RETAIL 0.2%
       Ticketmaster, Term Loan B, 3.60%, 7/25/14 .....................    United States         3,000,000                 2,910,000
                                                                                                                   ----------------
       IT CONSULTING & OTHER SERVICES 0.6%
       Acxiom Corp., Term Loan B, 2.035% - 2.92%, 9/14/12 ............    United States         6,685,048                 6,434,358
       CACI International Inc., Term Loan B-2, 1.79% - 2.12%,
          5/03/11 ....................................................    United States         1,748,752                 1,709,405
                                                                                                                   ----------------
                                                                                                                          8,143,763
                                                                                                                   ----------------
       LEISURE FACILITIES 0.4%
       24 Hour Fitness Worldwide Inc., Term Loan B, 2.79% - 3.08%,
          6/08/12 ....................................................    United States         6,089,888                 5,267,753
                                                                                                                   ----------------
       LEISURE PRODUCTS 0.1%
       PlayPower Inc., Term Loan B, 5.49% - 5.67%, 6/30/12 ...........    United States         1,138,022                 1,027,065
                                                                                                                   ----------------


                    30 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN FLOATING RATE DAILY ACCESS FUND                              COUNTRY        PRINCIPAL AMOUNT(a)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       LIFE & HEALTH INSURANCE 1.2%
   (d) Conseco Inc., Term Loan, 6.50%, 10/10/13 ......................    United States   $    22,635,863          $     16,524,180
                                                                                                                   ----------------
       LIFE SCIENCES TOOLS & SERVICES 0.1%
       Life Technologies Corp., Term Loan B, 5.25%, 11/21/15 .........    United States         1,741,117                 1,759,254
                                                                                                                   ----------------
       METAL & GLASS CONTAINERS 1.4%
       Anchor Glass Container Corp., Term Loan, 6.75%, 6/20/14 .......    United States         4,995,164                 4,893,178
       Crown Americas LLC,
             Additional Term B Dollar Loan, 2.038%, 11/15/12 .........    United States         2,496,955                 2,443,895
             Term B Dollar Loan, 2.038%, 11/15/12 ....................    United States         7,233,045                 7,079,342
       Owens-Brockway Glass Container Inc., Term Loan B, 3.75%,
          6/14/13 ....................................................    United States         4,600,000                 4,565,500
                                                                                                                   ----------------
                                                                                                                         18,981,915
                                                                                                                   ----------------
       MOVIES & ENTERTAINMENT 2.2%
       Cinemark USA Inc., Term Loan, 2.04% - 2.67%, 10/05/13 .........    United States         6,436,015                 6,184,978
       Metro-Goldwyn-Mayer Inc., Term Loan B, 3.535%, 4/08/12 ........    United States        11,000,000                 6,380,000
       Regal Cinemas Corp., Term Loan, 4.348%, 10/27/13 ..............    United States        10,190,140                10,123,232
       Zuffa LLC, Term Loan B, 2.375%, 6/19/15 .......................    United States         7,686,554                 6,799,371
                                                                                                                   ----------------
                                                                                                                         29,487,581
                                                                                                                   ----------------
       OIL & GAS DRILLING 0.5%
       Dresser Inc., Term Loan B, 3.104%, 5/04/14 ....................    United States         7,794,806                 7,283,272
                                                                                                                   ----------------
       PACKAGED FOODS & MEATS 2.5%
       B&G Foods Inc., Term Loan C, 4.45%, 2/23/13 ...................    United States         3,056,185                 3,000,157
       Dean Foods Co., Term Loan B, 1.665% - 1.975%, 4/02/14 .........    United States        15,745,493                15,187,835
   (d) Del Monte Foods Co., Term Loan B, 1.785% - 1.988%,
          2/08/12 ....................................................    United States         7,290,222                 7,244,658
       Michael Foods Inc., Term Loan B, 6.50%, 5/01/14 ...............    United States         5,240,705                 5,293,112
       Wm. Wrigley Jr. Co., Term Loan B, 6.50%, 10/06/14 .............    United States         3,022,500                 3,061,856
                                                                                                                   ----------------
                                                                                                                         33,787,618
                                                                                                                   ----------------
       PAPER PACKAGING 0.3%
       Rock-Tenn Co., Term Loan B, 5.75%, 3/05/14 ....................    United States         3,523,380                 3,488,147
                                                                                                                   ----------------
       PAPER PRODUCTS 1.9%
   (d) Domtar Corp., Term Loan, 1.671%, 3/07/14 ......................    United States         7,973,557                 7,642,989
       Georgia-Pacific LLC,
             Additional Term Loan, 2.30% - 2.339%, 12/20/12 ..........    United States         2,339,942                 2,263,894
             Term Loan B, 2.30% - 2.65%, 12/20/12 ....................    United States         5,581,243                 5,399,852
             Term Loan C, 3.55% - 3.90%, 12/23/14 ....................    United States         4,362,334                 4,269,634
       Graphic Packaging International Inc., 2008 Incremental
          Term Loan, 3.059% - 3.347%, 5/16/14 ........................    United States         2,955,000                 2,852,807
       NewPage Corp., Term Loan, 4.063%, 12/22/14 ....................    United States         3,013,520                 2,619,879
                                                                                                                   ----------------
                                                                                                                         25,049,055
                                                                                                                   ----------------
       PERSONAL PRODUCTS 0.4%
       Chattem Inc., Term Loan B, 2.038% - 2.259%, 1/02/13 ...........    United States         2,210,330                 2,127,443
       Herbalife International Inc., Term Loan B, 1.78% - 2.10%,
          7/21/13 ....................................................    United States         2,995,447                 2,808,231
                                                                                                                   ----------------
                                                                                                                          4,935,674
                                                                                                                   ----------------
       PHARMACEUTICALS 0.5%
       Mylan Inc., Term Loan B, 3.563% - 3.875%, 10/02/14 ............    United States         6,743,408                 6,569,428
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 31

Franklin Investors Securities Trust

       FRANKLIN FLOATING RATE DAILY ACCESS FUND                              COUNTRY        PRINCIPAL AMOUNT(a)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       PROPERTY & CASUALTY INSURANCE 0.0%(f)
       Affirmative Insurance Holdings Inc., Term Loan, 9.25%,
          1/31/14 ....................................................    United States   $     1,107,691          $        587,076
                                                                                                                   ----------------
       PUBLISHING 3.3%
       Dex Media East LLC, Term Loan B, 2.49% - 2.67%, 10/24/14 ......    United States         1,351,748                 1,016,514
       Dex Media West LLC, Term Loan B, 7.00%, 10/24/14 ..............    United States        17,423,476                14,189,243
       Newsday LLC, Floating Rate Term Loan, 6.009%, 8/01/13 .........    United States         5,000,000                 4,956,250
   (d) R.H. Donnelley Inc., Term Loan D-2, 6.75%, 6/30/11 ............    United States        10,337,370                 7,977,007
   (c) Tribune Co.,
             Term Loan B, 5.25%, 5/16/14 .............................    United States        19,920,771                 8,212,338
             Term Loan X, 5.00%, 2/20/49 .............................    United States         9,606,743                 3,930,762
       Tribune Receivables LLC, Term Loan (DIP), 9.00%, 4/10/10 ......    United States         1,595,000                 1,606,963
       Wenner Media LLC, Term Loan B, 2.035%, 10/02/13 ...............    United States         2,429,405                 2,210,758
                                                                                                                   ----------------
                                                                                                                         44,099,835
                                                                                                                   ----------------
       RAILROADS 0.4%
       Kansas City Southern Railway Co., Term Loan B, 2.04% - 2.76%,
          4/26/13 ....................................................    United States         6,279,528                 5,839,961
                                                                                                                   ----------------
       RESEARCH & CONSULTING SERVICES 1.0%
   (d) Alix Partners LLP, Term Loan C, 2.29% - 2.51%, 10/12/13 .......    United States         5,936,582                 5,847,534
       Nielsen Finance LLC (VNU Inc.),
             Class A Term Loan, 2.30%, 8/09/13 .......................    United States         7,133,662                 6,652,140
             Class B Term Loan, 4.05%, 5/02/16 .......................    United States         1,614,518                 1,523,701
                                                                                                                   ----------------
                                                                                                                         14,023,375
                                                                                                                   ----------------
       RETAIL REITs 0.1%
       Macerich Co., Term Loan B, 1.813%, 4/25/10 ....................    United States         2,073,418                 1,959,380
                                                                                                                   ----------------
       SECURITY & ALARM SERVICES 0.1%
       Protection One Inc., Term Loan C, 2.54%, 3/31/12 ..............    United States         1,534,440                 1,465,391
                                                                                                                   ----------------
       SEMICONDUCTORS 0.4%
       Fairchild Semiconductor Corp.,
             Incremental Term Loan, 2.785%, 6/26/13 ..................    United States         4,888,125                 4,484,855
             Initial Term Loan, 1.785%, 6/26/13 ......................    United States         1,394,414                 1,293,319
                                                                                                                   ----------------
                                                                                                                          5,778,174
                                                                                                                   ----------------
       SPECIALIZED CONSUMER SERVICES 1.0%
       Affinion Group Inc., Term Loan B, 2.785%, 10/17/12 ............    United States        11,123,022                10,600,240
       Brickman Group Holdings Inc., Term Loan B, 2.339%, 1/23/14 ....    United States         2,703,003                 2,483,384
                                                                                                                   ----------------
                                                                                                                         13,083,624
                                                                                                                   ----------------
       SPECIALTY CHEMICALS 4.8%
       Brenntag Holding GmbH & Co. KG,
             Acquisition Facility, 2.289% - 2.985%, 1/20/14 ..........       Germany              805,978                   767,694
             Term Loan B2, 2.289%, 1/20/14 ...........................    United States         1,833,996                 1,746,881
       Cognis GmbH, Term Loan C, 2.618%, 9/15/13 .....................       Germany            5,500,000                 4,697,919
       Compass Minerals Group Inc., Term Loan, 1.79% - 2.10%,
          12/22/12 ...................................................    United States         3,671,062                 3,588,463
       Hexion Specialty Chemicals BV,
             Term Loan C-2, 2.875%, 5/03/13 ..........................     Netherlands          3,041,578                 2,296,391
             Term Loan C-5, 2.875%, 5/03/13 ..........................     Netherlands          1,176,000                   887,880


                    32 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN FLOATING RATE DAILY ACCESS FUND                              COUNTRY        PRINCIPAL AMOUNT(a)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       SPECIALTY CHEMICALS (CONTINUED)
       Hexion Specialty Chemicals Inc., Term Loan C-1, 2.875%,
          5/03/13 ....................................................    United States   $    14,001,745          $     10,571,318
       Nalco Co.,
             Term Loan, 6.50%, 5/13/16 ...............................    United States         8,276,045                 8,389,841
             Term Loan B, 2.063%, 11/04/10 ...........................    United States           421,865                   420,915
       Oxbow Carbon LLC,
             Delayed Draw Term Loan, 2.31%, 5/08/14 ..................    United States           840,392                   773,161
             Term Loan B, 2.31% - 2.598%, 5/08/14 ....................    United States         8,812,241                 8,107,262
   (d) Polypore Inc., U.S. Term Loan, 2.56%, 7/03/14 .................    United States         5,437,519                 5,138,456
       Rockwood Specialties Group Inc., Term Loan H, 6.00%, 5/15/14 ..    United States         8,146,553                 8,248,385
       Univar Inc., Opco Tranche B Term Loan, 3.285%, 10/10/14 .......    United States         8,747,776                 7,894,868
                                                                                                                   ----------------
                                                                                                                         63,529,434
                                                                                                                   ----------------
       SYSTEMS SOFTWARE 0.4%
       Audatex North America Inc., Domestic Term Loan C, 2.438%,
          5/16/14 ....................................................    United States         3,864,331                 3,762,893
       Rovi Corp., Term Loan B, 6.00%, 5/02/13 .......................    United States         1,917,667                 1,922,461
                                                                                                                   ----------------
                                                                                                                          5,685,354
                                                                                                                   ----------------
       TRADING COMPANIES & DISTRIBUTORS 0.6%
       Ashtead Group PLC, Term Loan, 2.063%, 8/31/11 .................   United Kingdom         2,165,600                 2,030,250
       Interline Brands,
             Delayed Draw Term Loan, 1.98%, 6/23/13 ..................    United States         1,549,186                 1,402,013
             Term Loan B, 1.98%, 6/23/13 .............................    United States           869,001                   786,446
       RSC Holdings III, Second Lien Term Loan, 3.79% - 4.08%,
          11/30/13 ...................................................    United States         4,000,000                 3,280,000
                                                                                                                   ----------------
                                                                                                                          7,498,709
                                                                                                                   ----------------
       TRUCKING 0.2%
       Hertz Corp.,
             Credit Link, 0.609%, 12/21/12 ...........................    United States           377,149                   356,995
             Term Loan B, 2.04% - 2.06%, 12/21/12 ....................    United States         2,059,623                 1,949,563
                                                                                                                   ----------------
                                                                                                                          2,306,558
                                                                                                                   ----------------
       WIRELESS TELECOMMUNICATION SERVICES 1.5%
   (d) Intelsat Corp. (Panamsat),
             Tranche B-2-A, 2.804%, 1/03/14 ..........................    United States         7,109,753                 6,800,181
             Tranche B-2-B, 2.804%, 1/03/14 ..........................    United States         7,107,588                 6,798,109
             Tranche B-2-C, 2.804%, 1/03/14 ..........................    United States         7,107,588                 6,798,109
                                                                                                                   ----------------
                                                                                                                         20,396,399
                                                                                                                   ----------------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST $1,228,122,234) ....                                                1,175,954,208
                                                                                                                   ----------------

                                                                                                  SHARES
                                                                                          ----------------------
       COMMON STOCKS (COST $150,406) 0.0%(f)
       STEEL 0.0%(f)
(g, h) Copperweld Holding Co., B, Escrow Account .....................    United States             1,741                   181,360
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $1,228,272,640) ......................................                                                1,176,135,568
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 33

Franklin Investors Securities Trust

       FRANKLIN FLOATING RATE DAILY ACCESS FUND                              COUNTRY              SHARES                 VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       SHORT TERM INVESTMENTS (COST $232,106,488) 17.4%
       MONEY MARKET FUNDS 17.4%
   (i) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...    United States       232,106,488          $    232,106,488
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $1,460,379,128) 105.4% ................                                                1,408,242,056
       OTHER ASSETS, LESS LIABILITIES (5.4)% .........................                                                  (72,231,015)
                                                                                                                   ----------------
       NET ASSETS 100.0% .............................................                                             $  1,336,011,041
                                                                                                                   ================

See Abbreviations on page 89.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) Defaulted security or security for which income has been deemed uncollectible.

(d)  A portion or all of the security purchased on a delayed delivery basis.

(e)  Income may be received in additional securities and/or cash.

(f)  Rounds to less than 0.1% of net assets.

(g) Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2009, the value of this security was $181,360, representing 0.01% of net assets.

(h)  Non-income producing.

(i) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    34 | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

       FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                             PRINCIPAL AMOUNT            VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       CORPORATE BONDS (COST $13,622,891) 3.4%
       FINANCE 3.4%
       General Electric Capital Corp., senior note, 3.00%, 12/09/11 ...................   $    13,200,000          $     13,620,512
                                                                                                                   ----------------
       MORTGAGE-BACKED SECURITIES 31.5%
   (a) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.7%
       FHLMC, 4.176%, 12/01/34 ........................................................           646,516                   660,039
       FHLMC, 4.376%, 12/01/33 ........................................................           902,476                   917,419
       FHLMC, 4.442%, 9/01/33 .........................................................           269,544                   273,346
       FHLMC, 4.726%, 8/01/34 .........................................................         1,059,521                 1,073,502
                                                                                                                   ----------------
                                                                                                                          2,924,306
                                                                                                                   ----------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 10.3%
       FHLMC Gold 15 Year, 5.00%, 6/01/23 .............................................         5,321,089                 5,529,250
       FHLMC Gold 15 Year, 5.00%, 10/01/17 - 7/01/23 ..................................         5,289,075                 5,498,982
       FHLMC Gold 15 Year, 6.00%, 10/01/21 ............................................         2,932,860                 3,111,942
       FHLMC Gold 15 Year, 6.00%, 10/01/23 ............................................        15,494,159                16,439,370
       FHLMC Gold 15 Year, 7.00%, 12/01/10 - 8/01/13 ..................................            98,821                   104,058
       FHLMC Gold 30 Year, 4.00%, 2/01/29 .............................................         4,906,532                 4,861,349
       FHLMC Gold 30 Year, 5.00%, 8/01/38 .............................................         3,921,817                 4,015,846
       FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31 ..................................         1,234,744                 1,375,471
       FHLMC Gold 30 Year, 9.50%, 3/01/21 .............................................            25,511                    26,745
                                                                                                                   ----------------
                                                                                                                         40,963,013
                                                                                                                   ----------------
   (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 10.5%
       FNMA, 2.63%, 9/01/34 ...........................................................           593,031                   590,373
       FNMA, 2.895%, 4/01/35 ..........................................................           128,273                   126,595
       FNMA, 2.957%, 3/01/33 ..........................................................         1,329,727                 1,332,108
       FNMA, 2.971%, 6/01/34 ..........................................................           957,526                   958,679
       FNMA, 3.004%, 1/01/35 ..........................................................         9,985,244                10,056,035
       FNMA, 3.148%, 4/01/34 ..........................................................           268,627                   269,312
       FNMA, 3.213%, 7/01/34 ..........................................................         1,765,941                 1,801,536
       FNMA, 3.29%, 3/01/34 ...........................................................           143,741                   143,472
       FNMA, 3.308%, 6/01/33 ..........................................................           263,146                   263,864
       FNMA, 3.396%, 8/01/34 ..........................................................         1,061,840                 1,077,101
       FNMA, 3.471%, 4/01/33 ..........................................................           415,575                   434,046
       FNMA, 3.746%, 5/01/34 ..........................................................         1,158,536                 1,178,637
       FNMA, 3.926%, 3/01/35 ..........................................................         2,644,104                 2,717,080
       FNMA, 3.978%, 4/01/33 ..........................................................         1,254,689                 1,291,693
       FNMA, 3.979%, 12/01/34 .........................................................           612,137                   640,806
       FNMA, 4.103%, 8/01/33 ..........................................................           606,823                   611,612
       FNMA, 4.128%, 2/01/35 ..........................................................         2,665,644                 2,753,747
       FNMA, 4.16%, 1/01/33 ...........................................................            10,694                    10,955
       FNMA, 4.217%, 11/01/34 .........................................................           249,953                   256,887
       FNMA, 4.30%, 8/01/34 ...........................................................         3,501,668                 3,536,496
       FNMA, 4.309%, 9/01/33 ..........................................................         3,114,089                 3,202,539
       FNMA, 4.50%, 10/01/33 ..........................................................           293,283                   298,729
       FNMA, 4.567%, 1/01/33 ..........................................................           175,861                   181,767
       FNMA, 4.669%, 2/01/34 ..........................................................         1,514,039                 1,564,874
       FNMA, 4.837%, 1/01/35 ..........................................................           260,042                   268,881
       FNMA, 4.927%, 11/01/32 .........................................................         2,751,037                 2,801,283


                    Quarterly Statements of Investments | 35

Franklin Investors Securities Trust

       FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                             PRINCIPAL AMOUNT            VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
   (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
       FNMA, 5.80%, 12/01/33 ..........................................................   $       535,891          $        556,373
       FNMA, 5.809%, 11/01/11 .........................................................         2,421,903                 2,582,435
                                                                                                                   ----------------
                                                                                                                         41,507,915
                                                                                                                   ----------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 8.7%
       FNMA 15 Year, 4.50%, 12/01/18 - 2/01/19 ........................................           492,053                   513,758
       FNMA 15 Year, 5.00%, 2/01/18 - 5/01/18 .........................................         2,490,102                 2,618,811
       FNMA 15 Year, 5.00%, 6/01/23 ...................................................         7,520,084                 7,821,319
       FNMA 15 Year, 5.50%, 3/01/16 - 2/01/21 .........................................         6,079,214                 6,401,031
       FNMA 15 Year, 6.00%, 4/01/16 - 5/01/17 .........................................         2,136,997                 2,282,458
       FNMA 15 Year, 6.50%, 9/01/09 - 10/01/16 ........................................           297,946                   317,655
       FNMA 15 Year, 7.00%, 7/01/12 - 7/01/14 .........................................           228,119                   240,505
       FNMA 15 Year, 7.50%, 12/01/14 - 1/01/15 ........................................           122,131                   132,536
       FNMA 30 Year, 5.00%, 3/01/38 ...................................................        11,734,319                12,022,996
       FNMA 30 Year, 6.50%, 8/01/38 ...................................................         1,469,451                 1,573,726
       FNMA 30 Year, 9.00%, 1/01/17 - 12/01/20 ........................................           123,332                   134,339
       FNMA 30 Year, 9.50%, 7/01/16 - 6/01/22 .........................................           250,019                   275,184
                                                                                                                   ----------------
                                                                                                                         34,334,318
                                                                                                                   ----------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 1.3%
       GNMA I SF 15 Year, 6.50%, 10/15/13 - 7/15/14 ...................................           399,764                   428,527
       GNMA I SF 15 Year, 7.50%, 10/15/14 - 12/15/14 ..................................           139,603                   150,214
       GNMA I SF 30 Year, 5.00%, 3/15/39 ..............................................         2,399,724                 2,469,067
       GNMA I SF 30 Year, 5.50%, 4/15/33 - 5/15/33 ....................................           743,277                   778,189
       GNMA I SF 30 Year, 6.00%, 3/15/33 ..............................................           189,099                   200,488
       GNMA I SF 30 Year, 7.50%, 11/15/16 .............................................            39,740                    42,911
       GNMA I SF 30 Year, 8.00%, 11/15/16 .............................................            60,461                    66,218
       GNMA I SF 30 Year, 8.50%, 1/15/17 ..............................................            24,527                    26,580
       GNMA I SF 30 Year, 9.00%, 6/15/16 - 9/15/17 ....................................           342,779                   375,177
       GNMA II SF 30 Year, 7.50%, 10/20/29 - 10/20/31 .................................           460,851                   513,628
       GNMA II SF 30 Year, 9.00%, 8/20/16 - 11/20/16 ..................................            63,155                    68,348
       GNMA II SF 30 Year, 9.50%, 6/20/16 .............................................            61,916                    68,024
                                                                                                                   ----------------
                                                                                                                          5,187,371
                                                                                                                   ----------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $121,814,422) ...........................                                 124,916,923
                                                                                                                   ----------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 62.1%
       FHLB, 5.75%, 5/15/12 ...........................................................         2,000,000                 2,214,680
       FHLMC,
             2.125%, 3/23/12 ..........................................................         8,000,000                 8,095,496
             5.125%, 7/15/12 ..........................................................        14,000,000                15,338,806
             5.50%, 8/20/12 ...........................................................         8,000,000                 8,864,448
             4.125%, 12/21/12 .........................................................         4,000,000                 4,277,680
             4.50%, 1/15/13 ...........................................................         8,300,000                 8,967,519
             3.50%, 5/29/13 ...........................................................         4,200,000                 4,388,807
             3.75%, 6/28/13 ...........................................................         7,000,000                 7,381,353
             4.50%, 7/15/13 ...........................................................         3,500,000                 3,780,920
             4.50%, 1/15/14 ...........................................................         7,000,000                 7,567,714
             4.50%, 1/15/15 ...........................................................        12,000,000                12,930,732


                    36 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                             PRINCIPAL AMOUNT            VALUE
       --------------------------------------------------------------------------------   ----------------------   ----------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       FHLMC, (continued)
             senior note, 4.75%, 3/05/12 ..............................................   $    10,000,000          $     10,799,650
             senior note, 4.375%, 7/17/15 .............................................         4,000,000                 4,262,100
       FNMA,
             1.875%, 4/20/12 ..........................................................         1,500,000                 1,509,170
             4.75%, 11/19/12 ..........................................................         4,000,000                 4,354,552
             4.375%, 3/15/13 ..........................................................         4,000,000                 4,320,208
             4.625%, 10/15/13 .........................................................         5,000,000                 5,429,995
             2.75%, 3/13/14 ...........................................................        20,000,000                20,063,440
             senior note, 5.00%, 4/15/15 ..............................................         2,000,000                 2,203,944
       U.S. Treasury Note,
             0.875%, 5/31/11 ..........................................................        18,000,000                17,960,634
             4.875%, 5/31/11 ..........................................................        18,000,000                19,258,596
             1.125%, 6/30/11 ..........................................................        18,000,000                18,022,554
             4.875%, 7/31/11 ..........................................................        18,000,000                19,333,134
             2.25%, 5/31/14 ...........................................................         5,000,000                 4,950,015
             4.25%, 11/15/14 ..........................................................         3,500,000                 3,781,368
             5.125%, 6/30/11 ..........................................................        18,000,000                19,373,220
   (b)       Index Linked, 2.00%, 1/15/14 .............................................         3,587,579                 3,661,573
   (b)       Index Linked, 2.375%, 1/15/17 ............................................         3,181,067                 3,323,223
                                                                                                                   ----------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $240,586,990) ................                                 246,415,531
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $376,024,303) ............                                 384,952,966
                                                                                                                   ----------------

                                                                                                  SHARES
                                                                                          ----------------------
       SHORT TERM INVESTMENTS 2.9%
       MONEY MARKET FUNDS (COST $7,934,055) 2.0%
   (c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ....................         7,934,055                 7,934,055
                                                                                                                   ----------------

                                                                                             PRINCIPAL AMOUNT
                                                                                          ----------------------
       REPURCHASE AGREEMENTS (COST $3,684,722) 0.9%
   (d) Joint Repurchase Agreement, 0.165%, 8/03/09 (Maturity Value $3,684,773) ........   $     3,684,722                 3,684,722
          Banc of America Securities LLC (Maturity Value $422,459)
          Barclays Capital Inc. (Maturity Value $454,959)
          BNP Paribas Securities Corp. (Maturity Value $519,958)
          Credit Suisse Securities (USA) LLC (Maturity Value $422,459)
          Deutsche Bank Securities Inc. (Maturity Value $532,561)
          HSBC Securities (USA) Inc. (Maturity Value $454,959)
          Morgan Stanley & Co. Inc. (Maturity Value $454,959)
          UBS Securities LLC (Maturity Value $422,459)
             Collateralized by U.S. Government Agency Securities, 0.493% - 5.125%,
                3/30/10 - 3/23/12;
   (e)          U.S. Treasury Bills, 4/01/10 - 6/10/10; and U.S. Treasury Notes,
                   1.75% - 2.625%, 2/28/10 - 6/30/14
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $387,643,080) 99.9% ....................................                                 396,571,743
       OTHER ASSETS, LESS LIABILITIES 0.1% ............................................                                     530,077
                                                                                                                   ----------------
       NET ASSETS 100.0% ..............................................................                            $    397,101,820
                                                                                                                   ================


                    Quarterly Statements of Investments | 37

Franklin Investors Securities Trust

FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND

See Abbreviations on page 89.

(a)  The coupon rate shown represents the rate at period end.

(b)  Principal amount of security is adjusted for inflation.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(d) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2009, all repurchase agreements had been entered into on that date.

(e)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                    38 | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

       FRANKLIN LOW DURATION TOTAL RETURN FUND                               COUNTRY              SHARES                 VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       PREFERRED STOCKS (COST $104,200) 0.0%(a)
       BANKS 0.0%(a)
   (b) Freddie Mac, 8.375%, pfd., Z ..................................    United States             4,000          $          5,240
                                                                                                                   ----------------

                                                                                            PRINCIPAL AMOUNT(c)
                                                                                          ----------------------
       CORPORATE BONDS 33.0%
       AUTOMOBILES & COMPONENTS 0.2%
       Ford Motor Credit Co. LLC,
   (d)       7.50%, 8/01/12 ..........................................    United States           100,000                    92,356
             senior note, 9.75%, 9/15/10 .............................    United States           200,000                   199,117
                                                                                                                   ----------------
                                                                                                                            291,473
                                                                                                                   ----------------
       BANKS 1.7%
       Barclays Bank PLC, senior note, 5.20%, 7/10/14 ................   United Kingdom           400,000                   415,643
       BB&T Corp., senior note, 5.70%, 4/30/14 .......................    United States           500,000                   515,960
       PNC Funding Corp., senior note, 5.40%, 6/10/14 ................    United States           750,000                   775,307
   (e) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual ..............    United States           100,000                    87,066
   (e) Wells Fargo Capital XV, pfd., 9.75%, Perpetual ................    United States           150,000                   152,753
                                                                                                                   ----------------
                                                                                                                          1,946,729
                                                                                                                   ----------------
       CAPITAL GOODS 1.1%
       Case New Holland Inc., senior note, 7.125%, 3/01/14 ...........    United States           200,000                   189,000
       Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%,
          4/15/14 ....................................................    United States           300,000                   348,802
       John Deere Capital Corp.,
             5.25%, 10/01/12 .........................................    United States           250,000                   267,563
   (f)       senior note, FRN, 1.40%, 6/10/11 ........................    United States           300,000                   299,992
       RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 .......    United States           200,000                   172,500
                                                                                                                   ----------------
                                                                                                                          1,277,857
                                                                                                                   ----------------
       COMMERCIAL & PROFESSIONAL SERVICES 0.1%
   (g) Casella Waste Systems Inc., senior secured note, 144A, 11.00%,
          7/15/14 ....................................................    United States           100,000                   104,500
                                                                                                                   ----------------
       CONSUMER DURABLES & APPAREL 1.9%
       D.R. Horton Inc., senior note, 5.375%, 6/15/12 ................    United States         1,000,000                   960,000
       K. Hovnanian Enterprises Inc., senior note, 6.50%, 1/15/14 ....    United States         1,000,000                   540,000
       Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ..........    United States           200,000                   202,000
       Standard Pacific Corp., senior note, 6.875%, 5/15/11 ..........    United States           500,000                   470,000
                                                                                                                   ----------------
                                                                                                                          2,172,000
                                                                                                                   ----------------
       DIVERSIFIED FINANCIALS 6.4%
       Bank of America Corp.,
             FDIC Guarantee, 2.375%, 6/22/12 .........................    United States         1,500,000                 1,519,719
             senior note, L, 7.375%, 5/15/14 .........................    United States           500,000                   545,647
   (f) Bear Stearns Cos. LLC, FRN, 0.91%, 7/19/10 ....................    United States           300,000                   300,726
       Capital One Financial Corp., senior note, 7.375%, 5/23/14 .....    United States           400,000                   434,434
   (f) Caterpillar Financial Services Corp., senior note, FRN, 1.354%,
          6/24/11 ....................................................    United States           300,000                   300,497
       Deutsche Bank AG, 4.875%, 5/20/13 .............................       Germany              200,000                   209,878


                    Quarterly Statements of Investments | 39

Franklin Investors Securities Trust

       FRANKLIN LOW DURATION TOTAL RETURN FUND                               COUNTRY        PRINCIPAL AMOUNT(c)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS (CONTINUED)
       DIVERSIFIED FINANCIALS (CONTINUED)
       General Electric Capital Corp.,
   (f)       FRN, 0.604%, 10/21/10 ...................................    United States            18,000          $         17,769
             5.90%, 5/13/14 ..........................................    United States           500,000                   532,750
   (g) GMAC LLC, senior note, 144A, 6.875%, 9/15/11 ..................    United States           231,000                   215,408
       The Goldman Sachs Group Inc., senior note, 3.625%, 8/01/12 ....    United States           750,000                   763,781
       JPMorgan Chase & Co., senior note, 4.65%, 6/01/14 .............    United States           750,000                   782,726
(f, h) Lehman Brothers Holdings Inc., senior note, FRN, 3.005%,
          7/18/11 ....................................................    United States           200,000                    35,000
   (f) Merrill Lynch & Co. Inc., senior note, C, FRN, 0.712%,
          3/23/10 ....................................................    United States           300,000                   297,273
       Morgan Stanley Dean Witter & Co., 5.30%, 3/01/13 ..............    United States           200,000                   205,769
       Morgan Stanley, senior note, 6.00%, 5/13/14 ...................    United States           500,000                   534,671
   (g) Pricoa Global Funding I, 144A, 5.45%, 6/11/14 .................    United States           500,000                   512,281
       Textron Financial Corp., 5.125%, 11/01/10 .....................    United States           250,000                   234,777
                                                                                                                   ----------------
                                                                                                                          7,443,106
                                                                                                                   ----------------
       ENERGY 2.9%
       Anadarko Petroleum Corp., senior note, 5.75%, 6/15/14 .........    United States           500,000                   526,648
       Berry Petroleum Co., senior note, 10.25%, 6/01/14 .............    United States           100,000                   105,000
       BP Capital Markets PLC, senior note, 3.625%, 5/08/14 ..........   United Kingdom           600,000                   617,412
       ConocoPhillips,
             4.75%, 2/01/14 ..........................................    United States           100,000                   106,584
             4.60%, 1/15/15 ..........................................    United States           500,000                   530,621
       El Paso Corp., senior note, 12.00%, 12/12/13 ..................    United States           200,000                   228,000
   (g) Gazprom, secured note, 144A, 7.51%, 7/31/13 ...................       Russia               100,000                   101,875
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 .........    United States           200,000                   203,000
   (g) Petrohawk Energy Corp., senior note, 144A, 10.50%, 8/01/14 ....    United States           200,000                   215,000
   (g) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 .....     Switzerland            200,000                   179,145
       Valero Energy Corp., senior note, 6.875%, 4/15/12 .............    United States           500,000                   538,294
                                                                                                                   ----------------
                                                                                                                          3,351,579
                                                                                                                   ----------------
       FOOD & STAPLES RETAILING 0.4%
       Wal-Mart Stores Inc., 3.20%, 5/15/14 ..........................    United States           500,000                   504,960
                                                                                                                   ----------------
       FOOD, BEVERAGE & TOBACCO 1.5%
       Altria Group Inc., 7.75%, 2/06/14 .............................    United States           100,000                   113,049
   (g) Anheuser-Busch InBev NV, senior note, 144A, 7.20%, 1/15/14 ....    United States           100,000                   111,338
       Bunge Ltd. Finance Co., senior note, 7.80%, 10/15/12 ..........    United States           500,000                   534,131
   (g) Cargill Inc., 144A, 5.20%, 1/22/13 ............................    United States           500,000                   523,091
       ConAgra Foods Inc., 5.875%, 4/15/14 ...........................    United States           300,000                   327,661
   (g) JBS USA LLC, senior note, 144A, 11.625%, 5/01/14 ..............    United States           200,000                   203,500
                                                                                                                   ----------------
                                                                                                                          1,812,770
                                                                                                                   ----------------
       HEALTH CARE EQUIPMENT & SERVICES 1.5%
   (g) CareFusion Corp., senior note, 144A, 5.125%, 8/01/14 ..........    United States           750,000                   771,871
       Express Scripts Inc., senior note, 5.25%, 6/15/12 .............    United States           500,000                   528,455
       Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11 ......       Germany              200,000                   207,500
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
          10/01/14 ...................................................    United States           200,000                   201,000
                                                                                                                   ----------------
                                                                                                                          1,708,826
                                                                                                                   ----------------


                    40 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN LOW DURATION TOTAL RETURN FUND                               COUNTRY        PRINCIPAL AMOUNT(c)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS (CONTINUED)
       INSURANCE 1.0%
   (g) Berkshire Hathaway Finance Corp., senior note, 144A, 4.00%,
          4/15/12 ....................................................    United States           400,000          $        414,216
       Marsh & McLennan Cos. Inc., senior note, 5.15%, 9/15/10 .......    United States           500,000                   500,682
   (g) Metropolitan Life Global Funding I, senior secured note, 144A,
          5.125%, 4/10/13 ............................................    United States           250,000                   257,838
                                                                                                                   ----------------
                                                                                                                          1,172,736
                                                                                                                   ----------------
       MATERIALS 1.4%
   (g) Anglo American Capital PLC, senior note, 144A, 9.375%,
          4/08/14 ....................................................   United Kingdom           400,000                   458,000
       ArcelorMittal, senior note, 9.00%, 2/15/15 ....................     Luxembourg             400,000                   445,489
       Novelis Inc., senior note, 7.25%, 2/15/15 .....................       Canada               200,000                   164,000
       Rio Tinto Finance USA Ltd., 5.875%, 7/15/13 ...................      Australia             200,000                   212,167
       Solo Cup Co.,
   (g)       senior secured note, 144A, 10.50%, 11/01/13 .............    United States           100,000                   106,500
             senior sub. note, 8.50%, 2/15/14 ........................    United States           100,000                    87,750
   (g) Teck Resources Ltd., senior secured note, 144A, 9.75%,
          5/15/14 ....................................................       Canada               100,000                   111,750
                                                                                                                   ----------------
                                                                                                                          1,585,656
                                                                                                                   ----------------
       MEDIA 1.5%
(h, i) CCH II LLC, senior note, 10.25%, 9/15/10 ......................    United States            50,000                    53,750
       EchoStar DBS Corp., senior note, 6.375%, 10/01/11 .............    United States           700,000                   696,500
       Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ...........    United States           200,000                   194,000
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ........    United States           200,000                   152,000
       Reed Elsevier PLC, senior note, 7.75%, 1/15/14 ................   United Kingdom            50,000                    56,813
   (g) Univision Communications Inc., senior secured note, 144A,
          12.00%, 7/01/14 ............................................    United States           200,000                   215,000
       Viacom Inc., senior note, 5.75%, 4/30/11 ......................    United States           400,000                   418,108
                                                                                                                   ----------------
                                                                                                                          1,786,171
                                                                                                                   ----------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1.1%
       Merck & Co Inc., senior note, 1.875%, 6/30/11 .................    United States           700,000                   705,933
       Pfizer Inc., senior note, 4.45%, 3/15/12 ......................    United States           250,000                   264,887
   (g) Roche Holdings Inc., senior note, 144A, 4.50%, 3/01/12 ........     Switzerland            250,000                   262,351
                                                                                                                   ----------------
                                                                                                                          1,233,171
                                                                                                                   ----------------
       REAL ESTATE 0.6%
       Duke Realty LP, senior note, 5.625%, 8/15/11 ..................    United States           250,000                   240,063
       Simon Property Group LP, senior note, 5.00%, 3/01/12 ..........    United States           500,000                   506,508
                                                                                                                   ----------------
                                                                                                                            746,571
                                                                                                                   ----------------
       RETAILING 1.2%
       Macy's Retail Holdings Inc.,
             senior deb., 7.45%, 9/15/11 .............................    United States           400,000                   394,902
             senior note, 5.35%, 3/15/12 .............................    United States         1,000,000                   981,512
                                                                                                                   ----------------
                                                                                                                          1,376,414
                                                                                                                   ----------------
       SOFTWARE & SERVICES 0.6%
       Oracle Corp., senior note, 3.75%, 7/08/14 .....................    United States           500,000                   516,694
       SunGard Data Systems Inc., senior note, 9.125%, 8/15/13 .......    United States           200,000                   205,000
                                                                                                                   ----------------
                                                                                                                            721,694
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 41

Franklin Investors Securities Trust

       FRANKLIN LOW DURATION TOTAL RETURN FUND                               COUNTRY        PRINCIPAL AMOUNT(c)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS (CONTINUED)
       TECHNOLOGY HARDWARE & EQUIPMENT 1.3%
       Hewlett-Packard Co., senior note, 2.95%, 8/15/12 ..............    United States           500,000          $        512,614
       Motorola Inc., senior note, 8.00%, 11/01/11 ...................    United States         1,000,000                 1,056,170
                                                                                                                   ----------------
                                                                                                                          1,568,784
                                                                                                                   ----------------
       TELECOMMUNICATION SERVICES 3.0%
       AT&T Inc., 4.95%, 1/15/13 .....................................    United States           100,000                   105,780
   (g) Digicel SA, senior note, 144A, 12.00%, 4/01/14 ................       Jamaica              200,000                   210,500
       Embarq Corp., senior note, 6.738%, 6/01/13 ....................    United States         1,000,000                 1,052,070
       Inmarsat Finance PLC, senior note, 10.375%, 11/15/12 ..........   United Kingdom           200,000                   210,000
       Millicom International Cellular SA, senior note, 10.00%,
           12/01/13 ..................................................     Luxembourg             200,000                   209,000
   (f) Telecom Italia Capital, senior note, FRN, 1.12%, 7/18/11 ......        Italy               300,000                   288,402
       Telefonica Europe BV, 7.75%, 9/15/10 ..........................     Netherlands            200,000                   211,941
       Telefonica SA, senior note, 4.949%, 1/15/15 ...................        Spain               500,000                   532,685
       Verizon New England Inc., senior note, 6.50%, 9/15/11 .........    United States           200,000                   215,273
       Verizon New York Inc., senior deb., A, 6.875%, 4/01/12 ........    United States           200,000                   215,539
   (g) Verizon Wireless Capital LLC, 144A, 5.25%, 2/01/12 ............    United States           200,000                   213,591
                                                                                                                   ----------------
                                                                                                                          3,464,781
                                                                                                                   ----------------
       UTILITIES 3.6%
       Ameren Corp., senior note, 8.875%, 5/15/14 ....................    United States           500,000                   536,068
       Duke Energy Corp., senior note, 6.30%, 2/01/14 ................    United States           750,000                   826,221
   (g) Midamerican Energy Holding Co., senior note, 144A, 3.15%,
          7/15/12 ....................................................    United States           700,000                   706,475
       NRG Energy Inc., senior note, 7.25%, 2/01/14 ..................    United States           200,000                   197,000
       PG&E Corp., senior note, 5.75%, 4/01/14 .......................    United States           500,000                   546,460
   (f) Southern Co., senior note, 2008A, FRN, 1.485%, 8/20/10 ........    United States           300,000                   301,715
       Teco Finance Inc., senior note, 7.20%, 5/01/11 ................    United States         1,000,000                 1,052,569
                                                                                                                   ----------------
                                                                                                                          4,166,508
                                                                                                                   ----------------
       TOTAL CORPORATE BONDS (COST $36,284,706) ......................                                                   38,436,286
                                                                                                                   ----------------
       CONVERTIBLE BONDS 0.1%
       MATERIALS 0.0%(a)
       Headwaters Inc., cvt., senior sub. note, 2.875%, 6/01/16 ......    United States            20,000                    13,975
                                                                                                                   ----------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.1%
       Mylan Inc., cvt., senior note, 1.25%, 3/15/12 .................    United States            86,000                    77,615
       PDL BioPharma Inc., cvt., sub. note, 2.75%, 8/16/23 ...........    United States            30,000                    31,763
                                                                                                                   ----------------
                                                                                                                            109,378
                                                                                                                   ----------------
       TOTAL CONVERTIBLE BONDS (COST $117,291) .......................                                                      123,353
                                                                                                                   ----------------
       ASSET-BACKED SECURITIES AND COMMERCIAL
          MORTGAGE-BACKED SECURITIES 4.5%
       BANKS 1.0%
   (f) Countrywide Asset-Backed Certificates,
             2001-BC3, A, FRN, 0.794%, 12/25/31 ......................    United States             2,613                     1,141
             2002-3, 1A1, FRN, 1.054%, 5/25/32 .......................    United States             1,795                     1,286
   (f) FHLMC, 2996, FK, FRN, 0.538%, 6/15/35 .........................    United States           170,764                   167,594
       FNMA, G93-33, K, 7.00%, 9/25/23 ...............................    United States            13,365                    14,619


                    42 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN LOW DURATION TOTAL RETURN FUND                               COUNTRY        PRINCIPAL AMOUNT(c)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       ASSET-BACKED SECURITIES AND COMMERCIAL
          MORTGAGE-BACKED SECURITIES (CONTINUED)
       BANKS (CONTINUED)
       Greenwich Capital Commercial Funding Corp., 2004-GG1, A7,
          5.317%, 6/10/36 ............................................    United States         1,000,000          $        999,063
(f, g) GS Mortgage Securities Corp. II, 2007-E0P, A1, 144A, FRN,
          0.394%, 3/06/20 ............................................    United States            36,545                    31,507
                                                                                                                   ----------------
                                                                                                                          1,215,210
                                                                                                                   ----------------
       DIVERSIFIED FINANCIALS 3.4%
   (f) Advanta Business Card Master Trust,
             2005-A2, A2, FRN, 0.419%, 5/20/13 .......................    United States           329,551                   303,310
             2007-A4, A4, FRN, 0.319%, 4/22/13 .......................    United States           659,102                   606,620
   (f) Bank of America Credit Card Trust, 2007-A13, A13, FRN, 0.508%,
          4/15/12 ....................................................    United States         1,500,000                 1,498,324
   (f) Capital One Auto Finance Trust, 2006-C, A4, FRN, 0.318%,
          5/15/13 ....................................................    United States           100,000                    92,945
   (f) Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2,
          2A2, FRN, 0.785%, 2/25/35 ..................................    United States            39,536                    25,185
   (f) Chase Issuance Trust,
             2005-A9, A9, FRN, 0.308%, 11/15/11 ......................    United States           400,000                   399,819
             2007-A9, A9, FRN, 0.318%, 6/16/14 .......................    United States           500,000                   486,615
   (f) MBNA Credit Card Master Note Trust, 2005-A4, A4, FRN, 0.328%,
          11/15/12 ...................................................    United States           500,000                   494,969
                                                                                                                   ----------------
                                                                                                                          3,907,787
                                                                                                                   ----------------
       REAL ESTATE 0.1%
   (f) Ownit Mortgage Loan Asset-Backed Certificates, 2006-6,
          A2B, FRN, 0.395%, 9/25/37 ..................................    United States           193,940                   146,197
                                                                                                                   ----------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
          MORTGAGE-BACKED SECURITIES (COST $5,151,201) ...............                                                    5,269,194
                                                                                                                   ----------------
       MORTGAGE-BACKED SECURITIES 19.6%
   (f) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 2.6%
       FHLMC, 4.176%, 12/01/34 .......................................    United States            72,880                    74,404
       FHLMC, 4.622%, 6/01/35 ........................................    United States         1,893,674                 1,960,022
       FHLMC, 5.156%, 11/01/35 .......................................    United States           924,150                   948,111
       FHLMC, 5.162%, 10/01/33 .......................................    United States            61,338                    62,921
                                                                                                                   ----------------
                                                                                                                          3,045,458
                                                                                                                   ----------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 5.8%
       FHLMC Gold 15 Year, 5.00%, 10/01/23 ...........................    United States         2,484,171                 2,581,352
       FHLMC Gold 15 Year, 6.00%, 6/01/23 ............................    United States           526,632                   558,759
       FHLMC Gold 30 Year, 5.00%, 1/01/39 ............................    United States         3,567,371                 3,652,902
                                                                                                                   ----------------
                                                                                                                          6,793,013
                                                                                                                   ----------------
   (f) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
           ADJUSTABLE RATE 8.7%
       FNMA, 2.895%, 4/01/35 .........................................    United States            22,525                    22,230
       FNMA, 2.957%, 3/01/33 .........................................    United States            55,557                    55,656
       FNMA, 2.971%, 6/01/34 .........................................    United States            35,426                    35,468
       FNMA, 3.004%, 1/01/35 .........................................    United States         1,355,795                 1,365,406


                    Quarterly Statements of Investments | 43

Franklin Investors Securities Trust

       FRANKLIN LOW DURATION TOTAL RETURN FUND                               COUNTRY        PRINCIPAL AMOUNT(c)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
   (f) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE
          (CONTINUED)
       FNMA, 3.148%, 4/01/34 .........................................    United States            13,078          $         13,111
       FNMA, 3.213%, 7/01/34 .........................................    United States            43,626                    44,506
       FNMA, 3.29%, 3/01/34 ..........................................    United States            26,131                    26,082
       FNMA, 3.396%, 8/01/34 .........................................    United States            16,395                    16,631
       FNMA, 3.471%, 4/01/33 .........................................    United States            18,470                    19,291
       FNMA, 3.926%, 3/01/35 .........................................    United States           199,905                   205,423
       FNMA, 3.966%, 5/01/33 .........................................    United States            25,137                    25,682
       FNMA, 3.978%, 4/01/33 .........................................    United States           105,502                   108,613
       FNMA, 3.979%, 12/01/34 ........................................    United States             7,303                     7,645
       FNMA, 4.072%, 9/01/34 .........................................    United States           730,883                   754,262
       FNMA, 4.101%, 3/01/35 .........................................    United States         1,906,983                 1,971,834
       FNMA, 4.103%, 8/01/33 .........................................    United States           121,365                   122,323
       FNMA, 4.128%, 2/01/35 .........................................    United States            97,374                   100,592
       FNMA, 4.217%, 11/01/34 ........................................    United States            30,200                    31,038
       FNMA, 4.30%, 8/01/34 ..........................................    United States           109,184                   110,270
       FNMA, 4.534%, 1/01/35 .........................................    United States           888,905                   919,195
       FNMA, 4.567%, 1/01/33 .........................................    United States            13,576                    14,032
       FNMA, 4.657%, 2/01/34 .........................................    United States            38,932                    40,240
       FNMA, 4.659%, 11/01/36 ........................................    United States           286,375                   296,262
       FNMA, 4.76%, 5/01/34 ..........................................    United States         1,005,032                 1,040,379
       FNMA, 4.813%, 11/01/33 ........................................    United States         1,721,947                 1,770,127
       FNMA, 4.837%, 1/01/35 .........................................    United States            24,996                    25,846
       FNMA, 5.037%, 9/01/35 .........................................    United States           801,874                   840,299
       FNMA, 5.321%, 11/01/32 ........................................    United States            77,079                    79,327
       FNMA, 5.80%, 12/01/33 .........................................    United States           126,151                   130,972
                                                                                                                   ----------------
                                                                                                                         10,192,742
                                                                                                                   ----------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 2.4%
       FNMA 15 Year, 4.50%, 1/01/24 ..................................    United States         1,840,365                 1,892,334
       FNMA 30 Year, 5.00%, 3/01/38 ..................................    United States           838,166                   858,785
       FNMA 30 Year, 9.00%, 12/01/20 .................................    United States               520                       553
                                                                                                                   ----------------
                                                                                                                          2,751,672
                                                                                                                   ----------------
   (f) GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE
          RATE 0.1%
       GNMA, 4.375%, 4/20/26 .........................................    United States            27,819                    28,632
       GNMA, 4.625%, 8/20/26 - 9/20/26 ...............................    United States            41,190                    42,184
                                                                                                                   ----------------
                                                                                                                             70,816
                                                                                                                   ----------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $22,432,345) ...........                                                   22,853,701
                                                                                                                   ----------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 5.6%
       Government of Argentina, senior bond,
             amortization and cpn., 8/03/09 ..........................      Argentina              30,000                     3,870
(f, j)       FRN, 1.683%, 8/03/12 ....................................      Argentina              30,000                     7,830
       Government of Indonesia,
             FR10, 13.15%, 3/15/10 ...................................      Indonesia         150,000,000    IDR             15,718
             FR36, 11.50%, 9/15/19 ...................................      Indonesia         165,000,000    IDR             18,163


                    44 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN LOW DURATION TOTAL RETURN FUND                               COUNTRY        PRINCIPAL AMOUNT(c)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       Government of Korea, senior note, 5.75%, 4/16/14 ..............     South Korea            210,000          $        221,260
       Government of Malaysia,
             3.869%, 4/13/10 .........................................      Malaysia            2,969,000    MYR            853,723
             3.756%, 4/28/11 .........................................      Malaysia               60,000    MYR             17,433
             3.833%, 9/28/11 .........................................      Malaysia              495,000    MYR            144,282
       Government of Mexico, 9.00%, 12/20/12 .........................       Mexico                37,000(k) MXN            301,627
       Government of Norway, 6.00%, 5/16/11 ..........................       Norway               655,000    NOK            114,465
       Government of Poland, 4.75%, 4/25/12 ..........................       Poland             2,040,000    PLN            697,902
       Government of Sweden,
             4.00%, 12/01/09 .........................................       Sweden             4,760,000    SEK            668,211
             5.25%, 3/15/11 ..........................................       Sweden             1,830,000    SEK            271,103
       Government of Venezuela,
             10.75%, 9/19/13 .........................................      Venezuela              35,000                    29,925
   (l)       senior bond, Reg S, 5.375%, 8/07/10 .....................      Venezuela              20,000                    19,225
       KfW Bankengruppe, senior note, 6.50%, 11/15/11 ................       Germany              282,000    NZD            193,354
       Korea Treasury Bond, 0475-1112, 4.75%, 12/10/11 ...............     South Korea      1,635,000,000    KRW          1,356,383
       Nota Do Tesouro Nacional,
             10.082%, 1/01/10 ........................................       Brazil                   340(m) BRL            182,954
             10.082%, 1/01/12 ........................................       Brazil                   330(m) BRL            172,839
   (n)       Index Linked, 6.00%, 5/15/15 ............................       Brazil                   150(m) BRL            143,902
(f, g) Societe Financement de l'Economie Francaise, senior bond,
          144A, FRN, 0.713%, 7/16/12 .................................       France             1,000,000                 1,003,430
                                                                                                                   ----------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $6,088,042) ..........................................                                                    6,437,599
                                                                                                                   ----------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 25.6%
       FHLB,
             4.875%, 5/14/10 .........................................    United States           500,000                   517,031
             3.50%, 7/16/10 ..........................................    United States         1,000,000                 1,022,778
             2.25% 4/13/12 ...........................................    United States         3,500,000                 3,548,051
             5.75%, 5/15/12 ..........................................    United States           600,000                   664,404
       FHLMC,
             4.875%, 2/09/10 .........................................    United States           200,000                   204,665
             2.875%, 4/30/10 .........................................    United States           500,000                   509,818
             2.375%, 5/28/10 .........................................    United States           700,000                   710,605
             2.875%, 6/28/10 .........................................    United States         1,000,000                 1,021,168
             4.125%, 7/12/10 .........................................    United States           400,000                   413,514
             5.125%, 8/23/10 .........................................    United States           600,000                   628,214
             5.125%, 7/15/12 .........................................    United States         1,000,000                 1,095,629
             5.50%, 8/20/12 ..........................................    United States         1,200,000                 1,329,667
             3.50%, 5/29/13 ..........................................    United States           500,000                   522,477
             4.50%, 1/15/14 ..........................................    United States         2,000,000                 2,162,204
       FNMA,
             7.25%, 1/15/10 ..........................................    United States           500,000                   516,020
             7.125%, 6/15/10 .........................................    United States           200,000                   211,435
             3.00%, 7/12/10 ..........................................    United States         1,000,000                 1,022,659
             4.25%, 8/15/10 ..........................................    United States           750,000                   777,883
             4.375%, 9/13/10 .........................................    United States           300,000                   312,342


                    Quarterly Statements of Investments | 45

Franklin Investors Securities Trust

       FRANKLIN LOW DURATION TOTAL RETURN FUND                               COUNTRY        PRINCIPAL AMOUNT(c)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       FNMA, (continued)
             2.875%, 10/12/10 ........................................    United States         3,600,000          $      3,692,275
             6.625%, 11/15/10 ........................................    United States           800,000                   859,846
             5.00%, 10/15/11 .........................................    United States            50,000                    54,058
       U.S. Treasury Note,
             5.125%, 6/30/11 .........................................    United States         3,000,000                 3,228,870
             4.875%, 7/31/11 .........................................    United States         3,000,000                 3,222,189
             1.75%, 2/28/14 ..........................................    United States         1,000,000                   978,833
   (o)       Index Linked, 3.00%, 7/15/12 ............................    United States           594,650                   628,471
                                                                                                                   ----------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $29,332,495) .........................................                                                   29,855,106
                                                                                                                   ----------------
   (f) SENIOR FLOATING RATE INTERESTS 1.0%
       CAPITAL GOODS 0.1%
       RBS Global Inc. (Rexnord),
             Incremental Tranche B-2, 2.313%, 7/22/13 ................    United States             8,602                     7,742
             Tranche B-1 Term B Loan, 2.813% - 3.063%, 7/22/13 .......    United States            50,000                    45,500
                                                                                                                   ----------------
                                                                                                                             53,242
                                                                                                                   ----------------
       COMMERCIAL & PROFESSIONAL SERVICES 0.1%
       ARAMARK Corp.,
             Synthetic L/C, 2.336%, 1/26/14 ..........................    United States             5,392                     5,129
             Term Loan B, 2.473%, 1/26/14 ............................    United States            84,875                    80,738
       Duratek Inc. (EnergySolutions), Term Loan B, 2.54%, 6/07/13 ...    United States             4,187                     3,936
       EnergySolutions LLC,
             Synthetic L/C, 2.54%, 6/07/13 ...........................    United States               582                       553
             Synthetic L/C (Add-On), 2.54%, 6/07/13 ..................    United States               457                       434
             Term Loan B, 2.54%, 6/07/13 .............................    United States             8,728                     8,204
                                                                                                                   ----------------
                                                                                                                             98,994
                                                                                                                   ----------------
       CONSUMER DURABLES & APPAREL 0.0%(a)
       Jarden Corp.,
             Term Loan B1, 2.348%, 1/24/12 ...........................    United States             8,321                     8,137
             Term Loan B2, 2.348%, 1/24/12 ...........................    United States            24,962                    24,413
                                                                                                                   ----------------
                                                                                                                             32,550
                                                                                                                   ----------------
       CONSUMER SERVICES 0.1%
       Penn National Gaming Inc., Term Loan B, 2.04% - 2.72%,
          10/03/12 ...................................................    United States            90,288                    88,612
                                                                                                                   ----------------
       FOOD, BEVERAGE & TOBACCO 0.1%
       Constellation Brands Inc., Term Loan B, 1.813%, 6/05/13 .......    United States            75,613                    74,455
       Dean Foods Co., Term Loan B, 1.665% - 1.975%, 4/02/14 .........    United States            59,847                    57,727
                                                                                                                   ----------------
                                                                                                                            132,182
                                                                                                                   ----------------
       HEALTH CARE EQUIPMENT & SERVICES 0.3%
       Community Health Systems Inc.,
             Delayed Draw Term Loan, 2.535%, 7/25/14 .................    United States             3,198                     3,012
             Term Loan, 2.535% - 2.924%, 7/25/14 .....................    United States            62,688                    59,044
       DaVita Inc., Term Loan B-1, 1.79% - 2.10%, 10/05/12 ...........    United States           100,000                    96,000
       DJO Finance LLC, Term Loan B, 3.285% - 3.598%, 5/20/14 ........    United States             7,635                     7,152


                    46 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN LOW DURATION TOTAL RETURN FUND                               COUNTRY        PRINCIPAL AMOUNT(c)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
   (f) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
       Fresenius Medical Care Holdings Inc., Term Loan B,
          1.885% - 1.985%, 3/31/13 ...................................       Germany               59,845          $         58,062
       HCA Inc., Term Loan B-1, 2.848%, 11/18/13 .....................    United States            63,430                    59,660
       LifePoint Hospitals Inc., Term Loan B, 2.295%, 4/15/12 ........    United States            83,812                    80,543
                                                                                                                   ----------------
                                                                                                                            363,473
                                                                                                                   ----------------
       MATERIALS 0.1%
       Celanese U.S. Holdings LLC, Dollar Term Loan,
          2.345%, 4/02/14 ............................................    United States            62,091                    58,958
       Georgia-Pacific LLC,
             Additional Term Loan, 2.30% - 2.339%, 12/20/12 ..........    United States            29,186                    28,237
             Term Loan C, 3.55% - 3.90%, 12/23/14 ....................    United States            16,072                    15,730
       Rockwood Specialties Group Inc., Term Loan H, 6.00%, 5/15/14 ..    United States            53,017                    53,680
                                                                                                                   ----------------
                                                                                                                            156,605
                                                                                                                   ----------------
       MEDIA 0.1%
       Cinemark USA Inc., Term Loan, 2.04% - 2.67%, 10/05/13 .........    United States            20,100                    19,316
       DIRECTV Holdings LLC, Term Loan B, 1.785%, 4/13/13 ............    United States            24,334                    23,868
       Discovery Communications Inc., Term Loan B, 2.598%, 5/14/14 ...    United States            30,677                    30,293
       UPC Financing Partnership, Term Loan T, 3.809%, 12/31/16 ......     Netherlands             50,000                    48,917
                                                                                                                   ----------------
                                                                                                                            122,394
                                                                                                                   ----------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.0%(a)
       Mylan Inc., Term Loan B, 3.563% - 3.875%, 10/02/14 ............    United States             4,849                     4,724
                                                                                                                   ----------------
       SOFTWARE & SERVICES 0.0%(a)
       SunGard Data Systems Inc., New U.S. Term Loan, 2.046% - 2.724%,
          2/28/14 ....................................................    United States            29,923                    28,427
                                                                                                                   ----------------
       TELECOMMUNICATION SERVICES 0.1%
       Intelsat Corp. (Panamsat),
             Incremental Term Loan B-2-A, 2.804%, 1/03/14 ............    United States             1,161                     1,110
             Incremental Term Loan B-2-B, 2.804%, 1/03/14 ............    United States             1,160                     1,110
             Incremental Term Loan B-2-C, 2.804%, 1/03/14 ............    United States             1,160                     1,110
   (d)       Tranche B-2-A, 2.804%, 1/03/14 ..........................    United States            11,603                    11,098
   (d)       Tranche B-2-B, 2.804%, 1/03/14 ..........................    United States            11,600                    11,094
   (d)       Tranche B-2-C, 2.804%, 1/03/14 ..........................    United States            11,600                    11,095
       NTELOS Inc., Term Loan B-1, 2.54%, 8/24/11 ....................    United States            13,615                    13,530
       Windstream Corp., Tranche B-1, 1.79% - 2.02%, 7/17/13 .........    United States            10,659                    10,339
                                                                                                                   ----------------
                                                                                                                             60,486
                                                                                                                   ----------------
       UTILITIES 0.0%a
       NRG Energy Inc.,
             Credit Link, 0.498%, 2/01/13 ............................    United States            14,365                    13,657
             Term Loan, 1.785% - 2.098%, 2/01/13 .....................    United States            26,833                    25,511
                                                                                                                   ----------------
                                                                                                                             39,168
                                                                                                                   ----------------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST $1,142,160) ........                                                    1,180,857
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $100,652,440) ........................................                                                  104,161,336
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 47

Franklin Investors Securities Trust

       FRANKLIN LOW DURATION TOTAL RETURN FUND                               COUNTRY        PRINCIPAL AMOUNT(c)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       SHORT TERM INVESTMENTS 9.8%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $36,208) 0.0%(a)
   (p) Norway Treasury Bill, 3/17/10 .................................       Norway               235,000    NOK   $         37,977
                                                                                                                   ----------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $149,984) 0.1%
(p, q) U.S. Treasury Bill, 8/27/09 ...................................    United States           150,000                   149,988
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
          (COST $100,838,632) ........................................                                                  104,349,301
                                                                                                                   ----------------

                                                                                                  SHARES
                                                                                          ----------------------
       MONEY MARKET FUNDS (COST $11,289,045) 9.7%
   (r) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...    United States        11,289,045                11,289,045
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $112,127,677) 99.2% ...................                                                  115,638,346
       OTHER ASSETS, LESS LIABILITIES 0.8% ...........................                                                      965,911
                                                                                                                   ----------------
       NET ASSETS 100.0% .............................................                                             $    116,604,257
                                                                                                                   ================

(a)  Rounds to less than 0.1% of net assets.

(b)  Non-income producing.

(c)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(d) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(e)  Perpetual security with no stated maturity date.

(f)  The coupon rate shown represents the rate at period end.

(g) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2009, the aggregate value of these securities was $6,929,167, representing 5.94% of net assets.

(h) Defaulted security or security for which income has been deemed uncollectible.

(i)  See Note 5 regarding other considerations.

(j) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(k)  Principal amount is stated in 100 Mexican Peso Units.

(l) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2009, the value of this security was $19,225, representing 0.02% of net assets.

(m)  Principal amount is stated in 1,000 Brazilian Real units.

(n)  Redemption price at maturity is adjusted for inflation.

(o)  Principal amount of security is adjusted for inflation.

(p)  The security is traded on a discount basis with no stated coupon rate.

(q) Security or a portion of the security has been segregated as collateral for futures contracts. At July 31, 2009, the value of securities pledged amounted to $149,988.

(r) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

At July 31, 2009, the fund had the following financial futures contracts outstanding. See Note 3.

FINANCIAL FUTURES CONTRACTS

                                                             NUMBER OF    NOTIONAL   DELIVERY   UNREALIZED    UNREALIZED
DESCRIPTION                                            TYPE  CONTRACTS     AMOUNT      DATE    APPRECIATION  DEPRECIATION
----------------------------------------------------  -----  ---------  -----------  --------  ------------  ------------
U.S. Treasury 2 Year Note ..........................  Long       70     $14,000,000   9/30/09      $--         $   (432)
U.S. Treasury 5 Year Note ..........................  Short      18       1,800,000   9/30/09       --           (6,795)
U.S. Treasury 10 Year Note .........................  Short      48       4,800,000   9/21/09       --          (91,347)
                                                                                                   ---         --------
   Unrealized appreciation (depreciation) ..................................................        --          (98,574)
                                                                                                   ---         --------
      Net unrealized appreciation (depreciation) ...........................................                   $(98,574)
                                                                                                               ========


                    48 | Quarterly Statements of Investments

Franklin Investors Securities Trust

FRANKLIN LOW DURATION TOTAL RETURN FUND

At July 31, 2009, the fund had the following forward exchange contracts outstanding. See Note 3.

FORWARD EXCHANGE CONTRACTS

                                                                                         SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY                          COUNTERPARTY  TYPE     QUANTITY    CONTRACT AMOUNT(a)     DATE     APPRECIATION  DEPRECIATION
--------------------------------  ------------  ----  -------------  ------------------  ----------  ------------  ------------
New Zealand Dollar .............      DBAB      Sell        141,629          79,147        8/03/09   $         --  $    (14,586)
New Zealand Dollar .............      BZWS      Sell         55,442          31,659        8/03/09             --        (5,034)
New Zealand Dollar .............      BZWS       Buy         55,442          36,475        8/03/09            217            --
New Zealand Dollar .............      DBAB       Buy        141,629          93,263        8/03/09            470            --
Brazilian Real .................      DBAB      Sell        119,000          52,769        8/04/09             --       (10,998)
Indonesian Rupiah ..............      HSBC       Buy  1,947,713,448         289,180 NZD    8/04/09          4,706            --
Indonesian Rupiah ..............      HSBC      Sell  1,947,713,448         298,826 NZD    8/04/09          2,713            --
New Zealand Dollar .............      CITI      Sell        140,649          79,147        8/04/09             --       (13,931)
New Zealand Dollar .............      DBAB      Sell         56,112          31,659        8/04/09             --        (5,475)
New Zealand Dollar .............      BZWS      Sell         27,935          15,708        8/04/09             --        (2,779)
New Zealand Dollar .............      BZWS       Buy         27,935          18,378        8/04/09            108            --
New Zealand Dollar .............      DBAB       Buy         56,112          36,742        8/04/09            392            --
New Zealand Dollar .............      DBAB      Sell         41,724          23,562        8/05/09             --        (4,048)
New Zealand Dollar .............      CITI      Sell         55,081          31,416        8/06/09             --        (5,031)
New Zealand Dollar .............      FBCO      Sell         27,490          15,708        8/06/09             --        (2,482)
New Zealand Dollar .............      DBAB      Sell         54,595          31,227        8/07/09             --        (4,896)
New Zealand Dollar .............      CITI      Sell         54,349          31,227        8/07/09             --        (4,734)
New Zealand Dollar .............      FBCO      Sell         53,729          31,226        8/07/09             --        (4,324)
New Zealand Dollar .............      FBCO      Sell         26,918          15,613        8/10/09             --        (2,194)
New Zealand Dollar .............      FBCO      Sell         26,905          15,613        8/11/09             --        (2,184)
New Zealand Dollar .............      DBAB      Sell         50,534          29,782        8/12/09             --        (3,643)
New Zealand Dollar .............      FBCO      Sell         49,380          29,784        8/24/09             --        (2,852)
New Zealand Dollar .............      DBAB      Sell         49,000          29,632        8/26/09             --        (2,749)
Chinese Yuan ...................      JPHQ       Buy         24,000           2,500 EUR    9/18/09             --           (47)
Chinese Yuan ...................      HSBC       Buy         89,700           9,367 EUR    9/23/09             --          (210)
Chinese Yuan ...................      DBAB       Buy         60,000           6,275 EUR    9/23/09             --          (153)
Chinese Yuan ...................      JPHQ       Buy         67,000           6,904 EUR    9/24/09             --           (24)
Japanese Yen ...................      UBSW      Sell      2,800,000          27,882        9/28/09             --        (1,718)
Japanese Yen ...................      UBSW       Buy      2,800,000          27,309        9/28/09          2,290            --
Malaysian Ringgit ..............      JPHQ       Buy         90,000          18,399 EUR    9/30/09             --          (739)
Chinese Yuan ...................      HSBC       Buy         58,724           6,231 EUR   10/15/09             --          (276)
Chinese Yuan ...................      HSBC       Buy         19,095           2,761       10/23/09             38            --
Chinese Yuan ...................      HSBC       Buy         37,968           5,460       10/26/09            105            --
Chinese Yuan ...................      HSBC       Buy         18,971           2,708       10/27/09             72            --
New Zealand Dollar .............      UBSW      Sell         85,656          52,563       11/30/09             --        (3,695)
New Zealand Dollar .............      DBAB      Sell         85,140          52,391       11/30/09             --        (3,528)
New Zealand Dollar .............      CITI      Sell         48,458          29,784       11/30/09             --        (2,043)
Mexican Peso ...................      CITI      Sell        121,000           8,932       12/01/09             --           (74)
New Zealand Dollar .............      BZWS      Sell        142,001          87,757       12/02/09             --        (5,497)
New Zealand Dollar .............      DBAB      Sell         36,724          22,338       12/02/09             --        (1,779)
New Zealand Dollar .............      FBCO      Sell         12,119           7,495       12/02/09             --          (463)
Euro ...........................      UBSW      Sell        373,000         516,411        1/11/10             --       (15,313)
Euro ...........................      BZWS      Sell        227,000         317,652        1/13/10             --        (5,944)


                    Quarterly Statements of Investments | 49

Franklin Investors Securities Trust

FRANKLIN LOW DURATION TOTAL RETURN FUND

FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                                         SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY                          COUNTERPARTY  TYPE     QUANTITY    CONTRACT AMOUNT(a)     DATE     APPRECIATION  DEPRECIATION
--------------------------------  ------------  ----  -------------  ------------------  ----------  ------------  ------------
Euro ...........................      DBAB      Sell         47,000          65,653        1/15/10   $         --  $     (1,348)
Euro ...........................      CITI      Sell        532,000         759,600        1/27/10          1,201            --
Mexican Peso ...................      CITI      Sell        122,000           8,950        1/29/10             --           (54)
New Zealand Dollar .............      UBSW      Sell         57,321          37,310        1/29/10             --          (194)
United States Dollar ...........      JPHQ       Buy        430,000         647,494 SGD    2/08/10             --       (19,603)
Malaysian Ringgit ..............      DBAB       Buy        462,000         126,489        2/17/10          3,864            --
Singapore Dollar ...............      UBSW      Sell      1,253,000         824,966        3/23/10             --       (45,096)
Indian Rupee ...................      DBAB       Buy      1,355,000          26,187        4/09/10          1,663            --
Indian Rupee ...................      DBAB       Buy      2,905,000          56,103        4/12/10          3,593            --
Indian Rupee ...................      JPHQ       Buy      1,951,000          37,397        4/13/10          2,692            --
Indian Rupee ...................      JPHQ       Buy      1,915,000          37,395        4/15/10          1,950            --
Indian Rupee ...................      DBAB       Buy        673,000          13,119        4/19/10            705            --
Indian Rupee ...................      JPHQ       Buy        957,000          18,757        4/19/10            900            --
Chilean Peso ...................      CITI       Buy     37,334,000          63,693        4/26/10          5,689            --
Indian Rupee ...................      DBAB       Buy      1,361,000          26,263        4/26/10          1,681            --
Chilean Peso ...................      JPHQ       Buy     29,522,000          50,452        4/27/10          4,411            --
Chilean Peso ...................      CITI       Buy     29,628,000          50,452        4/27/10          4,608            --
Indian Rupee ...................      JPHQ       Buy        194,000           3,749        4/27/10            234            --
Chilean Peso ...................      UBSW       Buy      5,958,000          10,090        4/28/10            983            --
Chilean Peso ...................      CITI       Buy     47,586,000          80,723        4/28/10          7,711            --
Indian Rupee ...................      JPHQ       Buy        963,000          18,754        4/28/10          1,016            --
Indian Rupee ...................      JPHQ       Buy        964,000          18,755        4/30/10          1,034            --
Indian Rupee ...................      DBAB       Buy      1,843,000          37,552        6/01/10            214            --
Indian Rupee ...................      HSBC       Buy         55,000           1,134        6/02/10             --            (7)
Indian Rupee ...................      HSBC       Buy        270,000           5,625        6/03/10             --           (93)
Indian Rupee ...................      HSBC       Buy      1,805,000          37,557        6/04/10             --          (576)
Indian Rupee ...................      DBAB       Buy        903,000          18,789        6/07/10             --          (291)
Indian Rupee ...................      DBAB       Buy        455,000           9,440        6/08/10             --          (120)
Indian Rupee ...................      HSBC       Buy        362,000           7,503        6/08/10             --           (88)
Indian Rupee ...................      DBAB       Buy        368,000           7,564        6/10/10             --           (27)
Indian Rupee ...................      BZWS       Buy        550,000          11,340        6/11/10             --           (76)
Indian Rupee ...................      HSBC       Buy        368,000           7,549        6/11/10             --           (12)
Indian Rupee ...................      DBAB       Buy        920,000          18,887        6/16/10             --           (51)
Indian Rupee ...................      DBAB       Buy        838,000          16,998        6/21/10            155            --
Indonesian Rupiah ..............      JPHQ       Buy  5,835,300,000         530,000        6/30/10         20,383            --
New Zealand Dollar .............      DBAB      Sell      1,348,065         848,000        7/06/10             --       (24,872)
New Zealand Dollar .............      DBAB      Sell        142,170          91,486        7/30/10             --          (414)
New Zealand Dollar .............      DBAB      Sell        141,629          90,975        8/03/10             --          (550)
New Zealand Dollar .............      BZWS      Sell         55,442          35,594        8/03/10             --          (235)
New Zealand Dollar .............      DBAB      Sell         56,112          35,850        8/04/10             --          (409)
New Zealand Dollar .............      BZWS      Sell         27,935          17,934        8/04/10             --          (117)
   Unrealized appreciation                                                                           ------------  ------------
      (depreciation) .............................................................................         75,798      (227,676)
                                                                                                     ------------  ------------
      Net unrealized
         appreciation
         (depreciation) ..........................................................................                 $   (151,878)
                                                                                                                   ============

(a)  In U.S. dollars unless otherwise indicated.


                    50 | Quarterly Statements of Investments

Franklin Investors Securities Trust

FRANKLIN LOW DURATION TOTAL RETURN FUND

At July 31, 2009, the fund had the following credit default swap contracts outstanding. See Note 3.

CREDIT DEFAULT SWAPS

                                                                       PERIODIC
                                                                        PAYMENT  EXPIRATION   UNREALIZED    UNREALIZED
DESCRIPTION                       COUNTERPARTY(a)  NOTIONAL AMOUNT(b)    RATE       DATE     APPRECIATION  DEPRECIATION   RATING(c)
--------------------------------  ---------------  ------------------  --------  ----------  ------------  ------------  ----------
CONTRACTS TO BUY PROTECTION
SINGLE NAME
Aetna Inc. .....................        MLCO       $          100,000      0.62%    3/20/13  $         --  $       (137)
Cox Communications Inc. ........        JPHQ                  200,000      0.98%    6/20/13            --        (4,370)
Dish Network Corp. .............        FBCO                  500,000      1.00%   12/20/11            --        (1,219)
D.R. Horton Inc. ...............        FBCO                1,000,000      1.00%    6/20/12            --       (18,677)
Embarq Corp. ...................        FBCO                1,000,000      1.10%    6/20/13            --       (19,022)
K Hovnanian Enterprises Inc. ...        FBCO                  500,000      5.00%    3/20/14            --       (53,953)
K Hovnanian Enterprises Inc. ...        JPHQ                  500,000      5.00%    3/20/14            --       (88,923)
Macy's Retail Holdings Inc. ....        FBCO                  400,000      5.00%    9/20/11            --        (8,746)
Macy's Retail Holdings Inc. ....        FBCO                1,000,000      5.00%    3/20/12            --       (26,730)
Marsh & McLennan Cos. Inc. .....        FBCO                  500,000      0.65%    9/20/10            --        (1,805)
Motorola Inc. ..................        CITI                1,000,000      5.97%   12/20/11            --      (102,837)
Standard Pacific Corp. .........        CITI                  500,000      5.00%    6/20/11            --       (53,067)
Teco Finance Inc. ..............        FBCO                1,000,000      2.80%    6/20/11            --       (25,953)
Textron Financial Corp. ........        MLCO                  250,000      0.27%   12/20/10        23,984            --
CONTRACTS TO SELL PROTECTION(d)
SINGLE NAME
Time Warner Cable Inc. .........        JPHQ                  200,000      1.83%    6/20/13         7,131            --     BBB
UnitedHealth Group Inc. ........        MLCO                  200,000      0.88%    3/20/13            --        (2,991)     A-
TRADED INDEX
CDX.NA.IG.12 ...................        FBCO                2,000,000      1.00%    6/20/14        74,282            --  Investment
                                                                                                                            Grade
LCDX.NA.12 .....................        FBCO                  940,000      5.00%    6/20/14       102,528            --     Non
                                                                                                                         Investment
                                                                                                                           Grade
                                                                                             ------------  ------------
   Unrealized appreciation
      (depreciation) ......................................................................       207,925      (408,430)
                                                                                             ------------  ------------
      Net unrealized
         appreciation (depreciation) ......................................................                $   (200,505)
                                                                                                           ============

(a) Positions are generally not collateralized if the unrealized appreciation (depreciation) is under $250,000. Collateral requirements may be net of current positions at the individual counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

COUNTERPARTY                     COLLATERAL POSTED (RECEIVED)
------------------------------   ----------------------------
CITI .........................             $(139,141)
JPHQ .........................              (290,000)
MLCO .........................               (20,000)
                                           ---------
   Total collateral for credit
      default swaps ..........             $(449,141)
                                           =========

(b) In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

(c) Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

(d) The fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy for traded index swaps.

See Abbreviations on page 89.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 51

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

       FRANKLIN REAL RETURN FUND                                             COUNTRY              SHARES                 VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       COMMON STOCKS 5.8%
       ENERGY 3.9%
       Devon Energy Corp. ............................................    United States            31,600          $      1,835,644
       Exxon Mobil Corp. .............................................    United States             6,800                   478,652
       Marathon Oil Corp. ............................................    United States            32,600                 1,051,350
   (a) Nabors Industries Ltd. ........................................       Bermuda               26,300                   447,626
       Occidental Petroleum Corp. ....................................    United States            10,500                   749,070
       Peabody Energy Corp. ..........................................    United States            27,300                   903,903
       Schlumberger Ltd. .............................................    United States            17,100                   914,850
       Smith International Inc. ......................................    United States            32,400                   814,212
   (a) Southwestern Energy Co. .......................................    United States            34,600                 1,433,478
   (a) Transocean Ltd. ...............................................    United States            19,519                 1,555,469
       Valero Energy Corp. ...........................................    United States            16,100                   289,800
   (a) Weatherford International Ltd. ................................    United States            60,300                 1,131,228
       XTO Energy Inc. ...............................................    United States            59,300                 2,385,639
                                                                                                                   ----------------
                                                                                                                         13,990,921
                                                                                                                   ----------------
       MATERIALS 1.4%
       Alcoa Inc. ....................................................    United States            58,500                   687,960
       Barrick Gold Corp. ............................................       Canada                51,200                 1,786,880
       Freeport-McMoRan Copper & Gold Inc., B ........................    United States            25,373                 1,529,992
       Nucor Corp. ...................................................    United States            10,800                   480,276
       United States Steel Corp. .....................................    United States            12,100                   480,975
                                                                                                                   ----------------
                                                                                                                          4,966,083
                                                                                                                   ----------------
       REAL ESTATE 0.5%
       AvalonBay Communities Inc. ....................................    United States             2,372                   138,050
       Boston Properties Inc. ........................................    United States             4,800                   253,920
       Kimco Realty Corp. ............................................    United States            11,700                   115,128
       LaSalle Hotel Properties ......................................    United States            11,600                   172,956
       ProLogis ......................................................    United States             9,089                    79,892
       Public Storage ................................................    United States             5,600                   406,392
       Regency Centers Corp. .........................................    United States             6,400                   205,312
       Simon Property Group Inc. .....................................    United States             4,957                   276,204
       UDR Inc. ......................................................    United States             9,835                   102,776
       Vornado Realty Trust ..........................................    United States             4,727                   241,172
                                                                                                                   ----------------
                                                                                                                          1,991,802
                                                                                                                   ----------------
       TOTAL COMMON STOCKS (COST $24,245,338) ........................                                                   20,948,806
                                                                                                                   ----------------
       PREFERRED STOCKS (COST $37,985) 0.0%(b)
       DIVERSIFIED FINANCIALS 0.0%(b)
   (c) Preferred Blocker Inc., 7.00%, pfd., 144A .....................    United States               107                    49,277
                                                                                                                   ----------------

                                                                                            PRINCIPAL AMOUNT(d)
                                                                                          ----------------------
   (e) SENIOR FLOATING RATE INTERESTS (COST $397,977) 0.1%
       MATERIALS 0.1%
       Novelis Corp., U.S. Term Loan, 2.27% - 2.60%, 7/07/14 .........    United States           397,977                   357,682
                                                                                                                   ----------------


                    52 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN REAL RETURN FUND                                             COUNTRY        PRINCIPAL AMOUNT(d)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS 5.7%
       AUTOMOBILES & COMPONENTS 0.2%
       Ford Motor Credit Co. LLC, senior note, 9.875%, 8/10/11 .......    United States           800,000          $        806,000
                                                                                                                   ----------------
       CAPITAL GOODS 0.4%
       Case New Holland Inc., senior note, 7.125%, 3/01/14 ...........    United States           500,000                   472,500
       RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 .......    United States           500,000                   437,500
   (c) RSC Equipment Rental Inc., senior secured note, 144A, 10.00%,
          7/15/17 ....................................................    United States           500,000                   528,750
                                                                                                                   ----------------
                                                                                                                          1,438,750
                                                                                                                   ----------------
       COMMERCIAL & PROFESSIONAL SERVICES 0.2%
   (e) ARAMARK Corp., senior note, FRN, 4.528%, 2/01/15 ..............    United States           500,000                   437,500
   (c) Casella Waste Systems Inc., senior secured note, 144A, 11.00%,
          7/15/14 ....................................................    United States           200,000                   209,000
                                                                                                                   ----------------
                                                                                                                            646,500
                                                                                                                   ----------------
       CONSUMER DURABLES & APPAREL 0.1%
       Jarden Corp., senior sub. note, 7.50%, 5/01/17 ................    United States           500,000                   482,500
                                                                                                                   ----------------
       CONSUMER SERVICES 0.6%
   (c) Host Hotels & Resorts LP, senior note, 144A, 9.00%, 5/15/17 ...    United States           500,000                   506,250
       MGM MIRAGE, senior note, 6.625%, 7/15/15 ......................    United States           800,000                   584,000
       Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 .....    United States           800,000                   636,000
       Starwood Hotels & Resorts Worldwide Inc., senior note, 6.75%,
          5/15/18 ....................................................    United States           500,000                   489,602
                                                                                                                   ----------------
                                                                                                                          2,215,852
                                                                                                                   ----------------
       DIVERSIFIED FINANCIALS 0.1%
   (c) GMAC LLC, senior note, 144A, 6.875%, 9/15/11 ..................    United States           506,000                   471,845
                                                                                                                   ----------------
       ENERGY 0.8%
       Bill Barrett Corp., senior note, 9.875%, 7/17/16 ..............    United States           100,000                   104,750
       Chesapeake Energy Corp., senior note,
             6.625%, 1/15/16 .........................................    United States           750,000                   704,063
             6.25%, 1/15/18 ..........................................    United States            50,000                    44,750
       El Paso Corp., senior note, 12.00%, 12/12/13 ..................    United States           400,000                   456,000
       Mariner Energy Inc., senior sub. note, 11.75%, 6/30/16 ........    United States           200,000                   210,750
   (c) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 .....     Switzerland            500,000                   447,861
       Tesoro Corp., senior note, 6.25%, 11/01/12 ....................    United States           800,000                   776,000
                                                                                                                   ----------------
                                                                                                                          2,744,174
                                                                                                                   ----------------
       FOOD & STAPLES RETAILING 0.1%
   (c) Rite Aid Corp., senior secured note, 144A, 9.75%, 6/12/16 .....    United States           300,000                   318,000
                                                                                                                   ----------------
       FOOD, BEVERAGE & TOBACCO 0.3%
   (c) BAT International Finance PLC, 144A, 8.125%, 11/15/13 .........   United Kingdom           400,000                   451,416
   (c) JBS USA LLC, senior note, 144A, 11.625%, 5/01/14 ..............    United States           500,000                   508,750
                                                                                                                   ----------------
                                                                                                                            960,166
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 53

Franklin Investors Securities Trust

       FRANKLIN REAL RETURN FUND                                             COUNTRY        PRINCIPAL AMOUNT(d)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS (CONTINUED)
       HEALTH CARE EQUIPMENT & SERVICES 0.5%
       DaVita Inc., senior sub. note, 7.25%, 3/15/15 .................    United States           500,000          $        492,500
   (c) Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15 ....       Germany              200,000                   217,000
       HCA Inc., senior secured note, 9.125%, 11/15/14 ...............    United States           800,000                   826,000
   (c) US Oncology Inc., senior secured note, 144A, 9.125%, 8/15/17 ..    United States           400,000                   415,000
                                                                                                                   ----------------
                                                                                                                          1,950,500
                                                                                                                   ----------------
       MATERIALS 0.5%
       Crown Americas Inc., senior note, 7.75%, 11/15/15 .............    United States           500,000                   510,000
       Freeport-McMoRan Copper & Gold Inc., senior note,
          8.25%, 4/01/15 .............................................    United States           500,000                   529,348
       Nalco Co., senior sub. note, 8.875%, 11/15/13 .................    United States           600,000                   624,000
   (c) Solo Cup Co., senior secured note, 144A, 10.50%, 11/01/13 .....    United States           200,000                   213,000
                                                                                                                   ----------------
                                                                                                                          1,876,348
                                                                                                                   ----------------
       MEDIA 0.7%
(c, f) Charter Communications Operating LLC, senior note, 144A,
          8.375%, 4/30/14 ............................................    United States           700,000                   701,750
(f, g) Dex Media Inc., senior note, B, 8.00%, 11/15/13 ...............    United States            50,000                     8,750
(f, g) Dex Media West Finance, senior sub. note, 9.875%, 8/15/13 .....    United States           350,000                    65,625
       Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ...........    United States           600,000                   582,000
       Liberty Media Corp., senior note, 5.70%, 5/15/13 ..............    United States           600,000                   541,500
   (c) Univision Communications Inc., senior secured note, 144A,
          12.00%, 7/01/14 .............................................    United States           500,000                   537,500
                                                                                                                   ----------------
                                                                                                                          2,437,125
                                                                                                                   ----------------
       SOFTWARE & SERVICES 0.2%
       SunGard Data Systems Inc., 4.875%, 1/15/14 ....................    United States           600,000                   547,500
                                                                                                                   ----------------
       TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
(c, e) Sanmina-SCI Corp., senior note, 144A, FRN, 3.379%, 6/15/14 ....    United States           400,000                   350,000
                                                                                                                   ----------------
       TELECOMMUNICATION SERVICES 0.2%
   (c) Wind Acquisition Finance SA, senior note, 144A,
          10.75%, 12/01/15 ...........................................        Italy               500,000                   532,500
                                                                                                                   ----------------
       UTILITIES 0.7%
       Ameren Corp., senior note, 8.875%, 5/15/14 ....................    United States           500,000                   536,068
       CMS Energy Corp., senior note, 8.75%, 6/15/19 .................    United States           300,000                   317,015
       Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ............    United States           500,000                   437,500
   (c) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 ........     Netherlands            500,000                   495,000
       NRG Energy Inc., senior note, 7.25%, 2/01/14 ..................    United States           700,000                   689,500
                                                                                                                   ----------------
                                                                                                                          2,475,083
                                                                                                                   ----------------
       TOTAL CORPORATE BONDS (COST $19,886,790) ......................                                                   20,252,843
                                                                                                                   ----------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 10.2%
       Government of Hungary,
             3.50%, 7/18/16 ..........................................       Hungary               60,000    EUR             72,158
             4.375%, 7/04/17 .........................................       Hungary              150,000    EUR            187,879
             5.75%, 6/11/18 ..........................................       Hungary              435,000    EUR            592,002
             senior note, 3.875%, 2/24/20 ............................       Hungary              180,000    EUR            201,001


                    54 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN REAL RETURN FUND                                             COUNTRY        PRINCIPAL AMOUNT(d)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       Government of Malaysia,
             3.869%, 4/13/10 .........................................      Malaysia            7,000,000    MYR   $      2,012,820
             3.756%, 4/28/11 .........................................      Malaysia            8,560,000    MYR          2,487,158
             3.833%, 9/28/11 .........................................      Malaysia           33,960,000    MYR          9,898,639
             3.702%, 2/25/13 .........................................      Malaysia            1,840,000    MYR            532,133
             3.461%, 7/31/13 .........................................      Malaysia              150,000    MYR             42,801
             3.814%, 2/15/17 .........................................      Malaysia            6,100,000    MYR          1,705,808
       Government of Poland, 4.25%, 5/24/11 ..........................       Poland            14,200,000    PLN          4,834,916
       Government of Sweden,
             4.00%, 12/01/09 .........................................       Sweden             1,920,000    SEK            269,530
             5.25%, 3/15/11 ..........................................       Sweden            11,910,000    SEK          1,764,392
       Korea Treasury Bond, 0550-1106, 5.50%, 6/10/11 ................     South Korea      5,150,000,000    KRW          4,337,000
       Nota Do Tesouro Nacional,
             10.082%, 1/01/12 ........................................       Brazil                 2,370(h) BRL          1,241,300
   (i)       Index Linked, 6.00%, 5/15/15 ............................       Brazil                 4,600(h) BRL          4,413,002
   (i)       Index Linked, 6.00%, 5/15/45 ............................       Brazil                 1,680(h) BRL          1,538,401
       Queensland Treasury Corp., 11, 6.00%, 6/14/11 .................      Australia             390,000    AUD            335,287
                                                                                                                   ----------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $35,953,530) .........................................                                                   36,466,227
                                                                                                                   ----------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 65.6%
   (j) U.S. Treasury Bond, Index Linked,
             2.375%, 1/15/25 .........................................    United States         3,062,958                3,122,303
             3.875%, 4/15/29 .........................................    United States           390,228                  487,906
   (j) U.S. Treasury Note, Index Linked,
             0.875%, 4/15/10 .........................................    United States        44,980,667               45,135,311
             3.50%, 1/15/11 ..........................................    United States           614,312                  640,804
             2.375%, 4/15/11 .........................................    United States        56,883,153               58,589,647
             2.00%, 4/15/12 ..........................................    United States        43,099,928               44,285,176
             3.00%, 7/15/12 ..........................................    United States         9,514,399               10,055,531
             2.00%, 1/15/14 ..........................................    United States        23,377,128               23,859,281
             2.00%, 7/15/14 ..........................................    United States         1,134,429                1,159,244
             1.625%, 1/15/15 .........................................    United States        24,637,413               24,575,820
             2.00%, 1/15/16 ..........................................    United States        22,625,036               23,006,833
                                                                                                                   ----------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $235,464,736) ........................................                                                 234,917,856
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $315,986,356) ........................................                                                 312,992,691
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS 11.9%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 1.4%
   (k) Egypt Treasury Bill, 8/18/09 ..................................        Egypt            21,600,000    EGP         3,874,541
   (k) Norway Treasury Bill, 3/17/10 .................................       Norway             6,510,000    NOK         1,052,036
                                                                                                                   ----------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $5,017,969) ..........................................                                                   4,926,577
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
          (COST $321,004,325) ........................................                                                 317,919,268
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 55

Franklin Investors Securities Trust

       FRANKLIN REAL RETURN FUND                                             COUNTRY        PRINCIPAL AMOUNT(d)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       SHORT TERM INVESTMENTS (CONTINUED)
       REPURCHASE AGREEMENTS (COST $37,883,607) 10.5%
   (l) Joint Repurchase Agreement, 0.165%, 8/03/09
          (Maturity Value $37,884,128) ...............................    United States        37,883,607          $     37,883,607
             Banc of America Securities LLC (Maturity Value
             $4,343,415) Barclays Capital Inc. (Maturity Value
             $4,677,553) BNP Paribas Securities Corp. (Maturity Value
             $5,345,829) Credit Suisse Securities (USA) LLC (Maturity
             Value $4,343,415) Deutsche Bank Securities Inc. (Maturity
             Value $5,475,395) HSBC Securities (USA) Inc. (Maturity
             Value $4,677,553) Morgan Stanley & Co. Inc. (Maturity
             Value $4,677,553) UBS Securities LLC (Maturity Value
             $4,343,415)
                Collateralized by U.S. Government Agency Securities,
                   0.493% - 5.125%, 3/30/10 - 3/23/12; (k)U.S.
                   Treasury Bills,
                      4/01/10 - 6/10/10; and U.S. Treasury Notes,
                      1.75% - 2.625%, 2/28/10 - 6/30/14
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $358,887,932) 99.3% ...................                                                  355,802,875
       OTHER ASSETS, LESS LIABILITIES 0.7% ...........................                                                    2,553,986
                                                                                                                   ----------------
       NET ASSETS 100.0% .............................................                                             $    358,356,861
                                                                                                                   ================

(a)  Non-income producing.

(b)  Rounds to less than 0.1% of net assets.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2009, the aggregate value of these securities was $6,952,899, representing 1.94% of net assets.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)  The coupon rate shown represents the rate at period end.

(f)  See Note 5 regarding other considerations.

(g) Defaulted security or security for which income has been deemed uncollectible.

(h)  Principal amount is stated in 1,000 Brazilian Real Units.

(i)  Redemption price at maturity is adjusted for inflation.

(j)  Principal amount of security is adjusted for inflation.

(k)  The security is traded on a discount basis with no stated coupon rate.

(l) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2009, all repurchase agreements had been entered into on that date.


                    56 | Quarterly Statements of Investments

Franklin Investors Securities Trust

FRANKLIN REAL RETURN FUND

At July 31, 2009, the fund had the following forward exchange contracts outstanding. See Note 3.

FORWARD EXCHANGE CONTRACTS

                                                                      SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY          COUNTERPARTY  TYPE     QUANTITY    CONTRACT AMOUNT     DATE     APPRECIATION  DEPRECIATION
--------          ------------  ----  -------------  ---------------  ----------  ------------  ------------
Chinese Yuan ...      HSBC      Buy         806,753       116,633      10/23/09     $  1,609        $--
Chinese Yuan ...      HSBC      Buy       1,371,580       197,232      10/26/09        3,800         --
Chinese Yuan ...      HSBC      Buy         820,480       117,128      10/27/09        3,130         --
Japanese Yen ...      DBAB      Buy     306,807,063     3,184,959      11/04/09       59,611         --
Japanese Yen ...      DBAB      Sell    306,807,063     3,311,463      11/04/09       66,894         --
Chinese Yuan ...      HSBC      Buy      42,000,000     5,949,009       2/03/10      224,647         --
Chilean Peso ...      DBAB      Buy   2,927,500,000     5,000,000       4/08/10      440,225         --
Indian Rupee ...      DBAB      Buy     110,401,000     2,260,000       6/18/10          177         --
                                                                                    --------        ---
   Unrealized appreciation (depreciation) ......................................     800,093         --
                                                                                    --------        ---
      Net unrealized appreciation (depreciation) ...............................    $800,093
                                                                                    ========

See Abbreviations on page 89.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 57

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

                                                                            COUNTRY/
       FRANKLIN TOTAL RETURN FUND                                         ORGANIZATION            SHARES                 VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CONVERTIBLE PREFERRED STOCKS (COST $1,000,892) 0.0%(a)
       AUTOMOBILES & COMPONENTS 0.0%(a)
   (b) General Motors Corp., 6.25%, cvt. pfd., C .....................    United States            43,500          $        140,070
                                                                                                                   ----------------
       PREFERRED STOCKS (COST $164,010) 0.0%(a)
       DIVERSIFIED FINANCIALS 0.0%(a)
   (c) Preferred Blocker Inc., 7.00%, pfd., 144A .....................    United States               462                   212,765
                                                                                                                   ----------------

                                                                                            PRINCIPAL AMOUNT(d)
                                                                                          ----------------------
      CORPORATE BONDS 31.1%
       AUTOMOBILES & COMPONENTS 0.2%
       Ford Motor Credit Co. LLC,
   (e)       7.50%, 8/01/12 ..........................................    United States         2,500,000                 2,308,895
             senior note, 9.875%, 8/10/11 ............................    United States         2,000,000                 2,015,000
                                                                                                                   ----------------
                                                                                                                          4,323,895
                                                                                                                   ----------------
       BANKS 1.9%
       Barclays Bank PLC, senior note, 5.20%, 7/10/14 ................   United Kingdom         3,200,000                 3,325,142
       BB&T Corp., senior note, 6.85%, 4/30/19 .......................    United States         6,800,000                 7,296,108
(c, f) BNP Paribas, 144A, 7.195%, Perpetual ..........................        France            3,500,000                 2,587,571
       Compass Bank, 6.40%, 10/01/17 .................................    United States         3,700,000                 3,136,649
   (g) Fifth Third Capital Trust IV, junior sub. note, FRN, 6.50%,
          4/15/67 ....................................................    United States         3,000,000                 1,845,000
       HSBC Holdings PLC, sub. note, 6.50%, 9/15/37 ..................   United Kingdom         3,000,000                 2,938,381
   (h) HSBK (Europe) BV, Reg S, 7.25%, 5/03/17 .......................     Kazakhstan           3,850,000                 2,716,934
       Svensk Exportkredit AB, senior note, 7.625%, 6/30/14 ..........        Sweden              410,000    NZD            281,162
       UBS AG Stamford, senior note, 5.875%, 12/20/17 ................    United States         4,000,000                 3,851,496
   (f) Wachovia Capital Trust III, junior sub. bond, 5.80%,
          Perpetual ..................................................    United States         4,000,000                 2,620,860
   (f) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual ..............    United States         2,000,000                 1,741,318
   (f) Wells Fargo Capital XV, pfd., 9.75%, Perpetual ................    United States         5,500,000                 5,600,947
                                                                                                                   ----------------
                                                                                                                         37,941,568
                                                                                                                   ----------------
       CAPITAL GOODS 0.5%
       Case New Holland Inc., senior note, 7.125%, 3/01/14 ...........    United States         1,500,000                 1,417,500
       Hubbell Inc., 6.375%, 5/15/12 .................................    United States         1,000,000                 1,045,064
       Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%,
          4/15/14 ....................................................    United States         3,900,000                 4,534,425
   (c) New York City IDA, 144A, 11.00%, 3/1/29 .......................    United States           700,000                   729,316
       RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 .......    United States         1,500,000                 1,312,500
       RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 .......    United States         1,500,000                 1,293,750
                                                                                                                   ----------------
                                                                                                                         10,332,555
                                                                                                                   ----------------
       CONSUMER DURABLES & APPAREL 2.0%
       Centex Corp., senior note,
             7.875%, 2/01/11 .........................................    United States        10,000,000                10,300,000
             7.50%, 1/15/12 ..........................................    United States         3,750,000                 3,862,500
             5.45%, 8/15/12 ..........................................    United States         5,000,000                 4,825,000
       D.R. Horton Inc., senior note, 5.375%, 6/15/12 ................    United States         4,000,000                 3,840,000


                    58 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                            COUNTRY/
       FRANKLIN TOTAL RETURN FUND                                         ORGANIZATION      PRINCIPAL AMOUNT(d)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS (CONTINUED)
       CONSUMER DURABLES & APPAREL (CONTINUED)
       K. Hovnanian Enterprises Inc., senior note, 6.50%, 1/15/14 ....    United States         9,000,000          $      4,860,000
       Jarden Corp., senior sub. note, 7.50%, 5/01/17 ................    United States         1,500,000                 1,447,500
       Pulte Homes Inc., senior note, 7.875%, 8/01/11 ................    United States         3,000,000                 3,097,500
       Standard Pacific Corp., senior note,
             6.875%, 5/15/11 .........................................    United States         4,500,000                 4,230,000
             7.75%, 3/15/13 ..........................................    United States         4,000,000                 3,100,000
                                                                                                                   ----------------
                                                                                                                         39,562,500
                                                                                                                   ----------------
       CONSUMER SERVICES 0.4%
   (c) Harrah's Operating Escrow, senior secured note, 144A, 11.25%,
          6/01/17 ....................................................    United States         2,000,000                 2,035,000
       Host Hotels & Resorts LP, senior note,
              K, 7.125%, 11/01/13 ....................................    United States         1,000,000                   975,000
              S, 6.875%, 11/01/14 ....................................    United States           950,000                   907,250
       MGM MIRAGE, senior note, 6.625%, 7/15/15 ......................    United States         2,000,000                 1,460,000
       Pinnacle Entertainment Inc., senior sub. note, 7.50%,
          6/15/15 ....................................................    United States         1,500,000                 1,338,750
       Starwood Hotels & Resorts Worldwide Inc., senior note, 6.75%,
          5/15/18 ....................................................    United States         1,500,000                 1,468,805
   (i) Station Casinos Inc., senior note, 7.75%, 8/15/16 .............    United States           800,000                   244,000
                                                                                                                   ----------------
                                                                                                                          8,428,805
                                                                                                                   ----------------
       DIVERSIFIED FINANCIALS 6.4%
       American Express Co., senior note, 7.00%, 3/19/18 .............    United States         4,300,000                 4,426,459
   (f) Bank of America Corp., pfd., sub. bond, M, 8.125%,
          Perpetual ..................................................    United States         6,000,000                 5,140,320
       Bear Stearns Cos. LLC, B, 4.55%, 6/23/10 ......................    United States         1,000,000                 1,031,656
       Capital One Bank, sub. note, 8.80%, 7/15/19 ...................    United States         5,000,000                 5,439,925
   (e) Capital One Capital V, 10.25%, 8/15/39 ........................    United States         3,100,000                 3,161,678
       Capital One Financial Corp., senior note, 7.375%, 5/23/14 .....    United States         4,600,000                 4,995,991
       The Charles Schwab Corp., senior note, 8.05%, 3/01/10 .........    United States           750,000                   778,514
       Citigroup Inc.,
             senior note, 8.125%, 7/15/39 ............................    United States         4,400,000                 4,454,573
             sub. note, 5.00%, 9/15/14 ...............................    United States         4,000,000                 3,587,000
       Deutsche Bank AG, 4.875%, 5/20/13 .............................       Germany            6,100,000                 6,401,280
       The Export-Import Bank of Korea, senior note, 8.125%,
          1/21/14 ....................................................     South Korea          3,700,000                 4,100,277
       General Electric Capital Corp.,
   (g)       FRN, 0.604%, 10/21/10 ...................................     United States        1,500,000                 1,480,775
             senior note, 5.00%, 1/08/16 .............................     United States        2,000,000                 1,990,471
             senior note, A, 8.50%, 4/06/18 ..........................     United States      245,000,000    MXN         15,631,893
   (c) GMAC LLC, senior note, 144A, 6.875%,
             9/15/11 .................................................     United States        1,500,000                 1,398,750
             8/28/12 .................................................     United States        1,931,000                 1,766,865
       The Goldman Sachs Group Inc.,
             5.125%, 1/15/15 .........................................     United States        1,000,000                 1,041,610
             sub. note, 6.75%, 10/01/37 ..............................     United States        2,700,000                 2,739,028


                    Quarterly Statements of Investments | 59

Franklin Investors Securities Trust

                                                                            COUNTRY/
       FRANKLIN TOTAL RETURN FUND                                         ORGANIZATION      PRINCIPAL AMOUNT(d)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS (CONTINUED)
       DIVERSIFIED FINANCIALS (CONTINUED)
       JPMorgan Chase & Co.,
          6.30%, 4/23/19 .............................................    United States         7,500,000          $      8,174,782
   (f) junior sub. note, 1, 7.90%, Perpetual .........................    United States         4,500,000                 4,290,201
       JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37 ........    United States         4,000,000                 3,388,680
       Lazard Group, senior note, 6.85%, 6/15/17 .....................    United States         4,850,000                 4,722,101
   (i) Lehman Brothers Holdings Inc., senior note, 6.875%, 5/02/18 ...    United States         6,000,000                 1,095,000
       Merrill Lynch & Co. Inc., 6.875%, 4/25/18 .....................    United States        10,000,000                10,109,510
       Morgan Stanley, senior note, 6.00%, 4/28/15 ...................    United States         1,500,000                 1,556,253
   (c) Pricoa Global Funding I, 144A, 5.45%, 6/11/14 .................    United States         5,000,000                 5,122,810
       Textron Financial Corp., 5.125%, 11/01/10 .....................    United States        16,750,000                15,730,025
   (c) WEA Finance/WCI Finance, senior note, 144A, 5.70%, 10/01/16 ...      Australia           3,000,000                 2,711,730
                                                                                                                   ----------------
                                                                                                                        126,468,157
                                                                                                                   ----------------
       ENERGY 2.9%
       Anadarko Petroleum Corp., senior note, 6.95%, 6/15/19 .........    United States         4,100,000                 4,512,997
       Baker Hughes Inc., senior note, 7.50%, 11/15/18 ...............    United States         7,200,000                 8,519,486
       Canadian Natural Resources Ltd., 5.90%, 2/01/18 ...............        Canada            5,000,000                 5,349,200
       Chesapeake Energy Corp., senior note, 6.625%, 1/15/16 .........    United States         3,000,000                 2,816,250
       Compagnie Generale de Geophysique-Veritas, senior note,
          7.50%, 5/15/15 .............................................        France            1,100,000                 1,061,500
   (c)    144A, 9.50%, 5/15/16 .......................................        France              900,000                   940,455
       ConocoPhillips, 4.60%, 1/15/15 ................................    United States         6,000,000                 6,367,458
   (g) Enterprise Products Operating LLP, junior sub. note, FRN,
          7.034%, 1/15/68 ............................................    United States         1,500,000                 1,216,807
   (c) Gaz Capital SA, 144A, 6.212%, 11/22/16 ........................      Luxembourg          2,800,000                 2,481,500
       Hess Corp., 7.125%, 3/15/33 ...................................    United States           500,000                   542,188
   (c) LUKOIL International Finance BV, 144A, 6.656%, 6/07/22 ........        Russia            4,100,000                 3,495,250
       Mariner Energy Inc., senior note, 11.75%, 6/30/16 .............    United States           700,000                   737,625
   (c) MarkWest Energy Partners LP, senior note, 144A, 6.875%,
          11/01/14 ...................................................    United States         1,000,000                   885,000
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 .........    United States         1,100,000                 1,116,500
   (c) Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 ...         Egypt              528,676                   510,553
   (c) SandRidge Energy Inc., senior note, 144A, 9.875%, 5/15/16 .....    United States         1,200,000                 1,218,000
       Tesoro Corp., senior note, 9.75%, 6/01/19 .....................    United States           800,000                   810,000
       Valero Energy Corp., 6.125%, 6/15/17 ..........................    United States         4,400,000                 4,381,089
       Weatherford International Ltd., 7.00%, 3/15/38 ................    United States         3,400,000                 3,544,800
       XTO Energy Inc., senior bond, 5.50%, 6/15/18 ..................    United States         6,000,000                 6,275,628
                                                                                                                   ----------------
                                                                                                                         56,782,286
                                                                                                                   ----------------
       FOOD & STAPLES RETAILING 0.6%
       CVS Caremark Corp., senior note, 5.75%, 6/01/17 ...............    United States         1,200,000                 1,280,983
       The Kroger Co., 6.15%, 1/15/20 ................................    United States         2,500,000                 2,678,000
   (c) Rite Aid Corp., senior secured note, 144A, 9.75%, 6/12/16 .....    United States           900,000                   954,000
       SUPERVALU Inc., senior note, 8.00%, 5/01/16 ...................    United States         1,500,000                 1,496,250
   (c) Tesco PLC, 144A, 6.15%, 11/15/37 ..............................   United Kingdom         4,900,000                 5,013,107
                                                                                                                   ----------------
                                                                                                                         11,422,340
                                                                                                                   ----------------


                    60 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                            COUNTRY/
       FRANKLIN TOTAL RETURN FUND                                         ORGANIZATION      PRINCIPAL AMOUNT(d)         VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS (CONTINUED)
       FOOD, BEVERAGE & TOBACCO 2.5%
       Altria Group Inc., senior note, 9.70%, 11/10/18 ...............    United States          8,500,000         $     10,365,963
   (c) Anheuser-Busch InBev NV, senior note, 144A, 7.75%,
          1/15/19 ....................................................    United States         10,000,000               11,716,300
       Bunge Ltd. Finance Corp., senior note,
          5.875%, 5/15/13 ............................................    United States          2,000,000                2,028,018
          5.10%, 7/15/15 .............................................    United States            680,000                  639,955
   (c) Cargill Inc., 144A, 6.00%, 11/27/17 ...........................    United States          6,000,000                6,276,798
       ConAgra Foods Inc., 5.875%, 4/15/14 ...........................    United States          4,700,000                5,133,354
       Diageo Capital PLC, senior note, 7.375%, 1/15/14 ..............   United Kingdom          1,900,000                2,193,075
       General Mills Inc., senior note, 5.65%, 2/15/19 ...............    United States          4,500,000                4,866,525
   (c) JBS USA LLC, senior note, 144A, 11.625%, 5/01/14 ..............    United States          1,500,000                1,526,250
   (c) Miller Brewing Co., 144A, 5.50%, 8/15/13 ......................    United States          1,000,000                1,039,622
       Reynolds American Inc., senior secured note, 7.625%,
          6/01/16 ....................................................    United States          1,000,000                1,024,688
   (c) SABMiller PLC, 144A, 6.50%, 7/01/16 ...........................     South Africa          2,200,000                2,333,632
                                                                                                                   ----------------
                                                                                                                         49,144,180
                                                                                                                   ----------------
       HEALTH CARE EQUIPMENT & SERVICES 1.6%
   (c) CareFusion Corp., senior note, 144A, 6.375%, 8/01/19 ..........    United States          5,000,000                5,291,165
       Coventry Health Care Inc., senior note, 6.30%, 8/15/14 ........    United States          4,750,000                4,297,463
       DaVita Inc., senior sub. note, 7.25%, 3/15/15 .................    United States          1,500,000                1,477,500
       HCA Inc., senior secured note,
(c, e)    144A, 7.875%, 2/15/20 ......................................    United States          2,000,000                1,967,500
   (j)    PIK, 9.625%, 11/15/16 ......................................    United States          2,103,000                2,197,635
       Medco Health Solutions Inc., 7.125%, 3/15/18 ..................    United States          4,500,000                5,076,513
       Quest Diagnostics Inc., 6.95%, 7/01/37 ........................    United States          4,000,000                4,222,303
   (c) Tenet Healthcare Corp.,
          senior note, 144A, 10.00%, 5/01/18 .........................    United States            500,000                  555,000
          senior secured note, 144A, 8.875%, 7/01/19 .................    United States          1,000,000                1,065,000
       UnitedHealth Group Inc. 6.50%, 6/15/37 ........................    United States          2,300,000                2,234,988
   (c) US Oncology Inc., senior secured note, 144A, 9.125%,
          8/15/17 ....................................................    United States          1,200,000                1,245,000
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
          10/01/14 ...................................................    United States          1,500,000                1,507,500
                                                                                                                   ----------------
                                                                                                                         31,137,567
                                                                                                                   ----------------
       INSURANCE 0.7%
       Aflac Inc., senior note, 8.50%, 5/15/19 .......................    United States          6,000,000                6,762,372
   (g) Lincoln National Corp., junior sub. deb., FRN, 6.05%,
          4/20/67 ....................................................    United States          3,800,000                2,337,000
   (g) MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66 ..........    United States          4,000,000                3,148,760
   (c) Nationwide Mutual Insurance Co., 144A, 8.25%, 12/01/31 ........    United States          1,200,000                1,038,612
                                                                                                                   ----------------
                                                                                                                         13,286,744
                                                                                                                   ----------------
       MATERIALS 2.1%
   (c) Anglo American Capital PLC, senior note, 144A, 9.375%,
          4/08/14 ....................................................   United Kingdom          6,500,000                7,442,500
       ArcelorMittal, senior note, 9.00%, 2/15/15 ....................     Luxembourg            5,000,000                5,568,615


                    Quarterly Statements of Investments | 61

Franklin Investors Securities Trust

                                                                            COUNTRY/
       FRANKLIN TOTAL RETURN FUND                                         ORGANIZATION      PRINCIPAL AMOUNT(d)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS (CONTINUED)
       MATERIALS (CONTINUED)
   (c) Crown Americas LLC and Crown Americas Capital Corp. II,
          senior note, 144A, 7.625%, 5/15/17 .........................    United States          1,800,000         $      1,840,500
       Crown European Holdings SA, senior secured note, 6.25%,
          9/01/11 ....................................................        France            10,000,000 EUR           14,110,964
       Huntsman International LLC, senior sub. note, 7.875%,
          11/15/14 ...................................................    United States          1,500,000                1,282,500
   (c) Ineos Group Holdings PLC, senior secured note, 144A, 8.50%,
          2/15/16 ....................................................   United Kingdom         1,000,000                  420,000
       Owens-Brockway Glass Container Inc., senior note, 6.75%,
          12/01/14 ...................................................    United States            700,000                  684,250
       Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ..............    United States          1,000,000                  990,000
       RPM International Inc.,
          6.25%, 12/15/13 ............................................    United States          1,000,000                  935,980
          6.50%, 2/15/18 .............................................    United States          5,000,000                4,484,195
   (c) RPM U.K. G.P., 144A, 6.70%, 11/01/15 ..........................    United States          1,000,000                  872,977
       Solo Cup Co., senior sub. note, 8.50%, 2/15/14 ................    United States            500,000                  438,750
       Weyerhaeuser Co., 6.75%, 3/15/12 ..............................    United States          1,000,000                1,023,378
   (c) Yara International ASA, 144A, 5.25%, 12/15/14 .................       Norway              1,000,000                  985,498
                                                                                                                   ----------------
                                                                                                                         41,080,107
                                                                                                                   ----------------
       MEDIA 2.2%
   (c) British Sky Broadcasting Group PLC, senior note, 144A, 6.10%,
          2/15/18 ....................................................   United Kingdom         5,000,000                 5,114,865
(i, k) CCH I LLC, senior secured note, 11.00%, 10/01/15 ..............    United States           250,000                    32,188
(i, k) CCH II LLC, senior note, 10.25%, 9/15/10 ......................    United States         2,125,000                 2,284,375
(i, k) CCO Holdings LLC, senior note, 8.75%, 11/15/13 ................    United States         2,000,000                 2,005,000
       Comcast Corp., senior note, 6.30%, 11/15/17 ...................    United States         5,000,000                 5,523,100
(i, k) Dex Media Inc.,
          senior disc. note, 9.00%, 11/15/13 .........................    United States           400,000                    70,000
          senior note, B, 8.00%, 11/15/13 ............................    United States           900,000                   157,500
(i, k) Dex Media West Finance, senior sub. note, 9.875%, 8/15/13 .....    United States         1,000,000                   187,500
       EchoStar DBS Corp., senior note, 6.375%, 10/01/11 .............    United States         4,500,000                 4,477,500
   (c) Lamar Media Corp., senior note, 144A, 9.75%, 4/01/14 ..........    United States         1,500,000                 1,586,250
       News America Inc., senior deb., 7.25%, 5/18/18 ................    United States         2,000,000                 2,254,916
       Reed Elsevier PLC, senior note, 7.75%, 1/15/14 ................   United Kingdom         2,700,000                 3,067,886
       Time Warner Cable Inc., senior note, 6.75%, 7/01/18 ...........    United States         8,500,000                 9,477,245
       Viacom Inc., senior note,
          6.25%, 4/30/16 .............................................    United States         2,000,000                 2,117,280
          6.125%, 10/05/17 ...........................................    United States         2,500,000                 2,617,360
   (c) WMG Acquisition Corp., senior secured note, 144A, 9.50%,
          6/15/16 ....................................................    United States         1,300,000                 1,384,500
                                                                                                                   ----------------
                                                                                                                         42,357,465
                                                                                                                   ----------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.6%
       Amgen Inc., senior note, 5.85%, 6/01/17 .......................    United States         4,200,000                 4,602,704
       Pfizer Inc., senior note, 6.20%, 3/15/19 ......................    United States         7,000,000                 7,946,218
                                                                                                                   ----------------
                                                                                                                         12,548,922
                                                                                                                   ----------------


                    62 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                            COUNTRY/
       FRANKLIN TOTAL RETURN FUND                                         ORGANIZATION      PRINCIPAL AMOUNT(d)         VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS (CONTINUED)
       REAL ESTATE 0.4%
       Colonial Realty LP, senior note, 5.50%, 10/01/15 ..............    United States          2,000,000         $      1,618,810
       ERP Operating LP, 5.75%, 6/15/17 ..............................    United States          2,000,000                1,940,295
       HCP Inc., senior note, 6.70%, 1/30/18 .........................    United States          5,000,000                4,714,803
                                                                                                                   ----------------
                                                                                                                          8,273,908
                                                                                                                   ----------------
       RETAILING 0.8%
       Macy's Retail Holdings Inc.,
          senior deb., 7.45%, 9/15/11 ................................    United States          3,000,000                2,961,762
          senior note, 5.35%, 3/15/12 ................................    United States          4,000,000                3,926,048
       Target Corp.,
          6.00%, 1/15/18 .............................................    United States          5,000,000                5,464,700
          6.50%, 10/15/37 ............................................    United States          2,800,000                2,979,021
                                                                                                                   ----------------
                                                                                                                         15,331,531
                                                                                                                   ----------------
       SOFTWARE & SERVICES 0.2%
       Fiserv Inc., senior note, 6.125%, 11/20/12 ....................    United States          2,500,000                2,670,210
       SunGard Data Systems Inc.,
          senior note, 9.125%, 8/15/13 ...............................    United States            500,000                  512,500
          senior sub. note, 10.25%, 8/15/15 ..........................    United States          1,000,000                1,030,000
                                                                                                                   ----------------
                                                                                                                          4,212,710
                                                                                                                   ----------------
       TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
       Motorola Inc., senior note, 8.00%, 11/01/11 ...................    United States          4,000,000                4,224,680
                                                                                                                   ----------------
       TELECOMMUNICATION SERVICES 2.3%
       AT&T Inc., 5.80%, 2/15/19 .....................................    United States          4,000,000                4,349,164
   (c) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ........       Jamaica             1,500,000                1,297,500
       Embarq Corp., senior note,
          6.738%, 6/01/13 ............................................    United States          9,000,000                9,468,630
          7.082%, 6/01/16 ............................................    United States          2,500,000                2,620,150
       Intelsat Subsidiary Holding Co. Ltd., senior note, 8.50%,
          1/15/13 ....................................................       Bermuda             2,000,000                2,030,000
   (c) Qwest Corp., senior note, 144A, 8.375%, 5/01/16 ...............    United States          1,600,000                1,648,000
       Telecom Italia Capital, senior note,
          4.95%, 9/30/14 .............................................        Italy              1,500,000                1,519,289
          6.999%, 6/04/18 ............................................        Italy              6,000,000                6,641,772
       Verizon New York Inc., senior deb.,
          A, 6.875%, 4/01/12 .........................................    United States          4,700,000                5,065,180
          B, 7.375%, 4/01/32 .........................................    United States          1,000,000                1,062,360
       Verizon Virginia Inc., A, 4.625%, 3/15/13 .....................    United States          1,000,000                1,023,655
   (c) Verizon Wireless, 144A, 8.50%, 11/15/18 .......................    United States          6,300,000                8,025,375
                                                                                                                   ----------------
                                                                                                                         44,751,075
                                                                                                                   ----------------
       TRANSPORTATION 0.2%
   (c) DP World Ltd., 144A, ..........................................     United Arab
          6.85%, 7/02/37 .............................................       Emirates            3,700,000                2,643,909
       Union Pacific Corp., 3.625%, 6/01/10 ..........................    United States          1,500,000                1,525,471
                                                                                                                   ----------------
                                                                                                                          4,169,380
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 63

Franklin Investors Securities Trust

                                                                            COUNTRY/
       FRANKLIN TOTAL RETURN FUND                                         ORGANIZATION      PRINCIPAL AMOUNT(d)         VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       CORPORATE BONDS (CONTINUED)
       UTILITIES 2.4%
       Ameren Corp., senior note, 8.875%, 5/15/14 ....................    United States          6,400,000              $ 6,861,677
       CenterPoint Energy Inc., senior note,
          6.85%, 6/01/15 .............................................    United States          1,000,000                  983,220
          6.125%, 11/01/17 ...........................................    United States          1,400,000                1,370,663
          6.50%, 5/01/18 .............................................    United States          7,000,000                6,661,312
       CMS Energy Corp., senior note, 8.75%, 6/15/19 .................    United States            700,000                  739,701
       Dominion Resources Inc., 6.40%, 6/15/18 .......................    United States          3,400,000                3,748,657
       DPL Inc., senior note, 6.875%, 9/01/11 ........................    United States            500,000                  525,245
       Duke Energy Corp., senior note, 6.25%, 6/15/18 ................    United States          1,800,000                1,965,409
   (c) E.ON International Finance BV, 144A, 5.80%, 4/30/18 ...........       Germany             6,000,000                6,421,338
       Northeast Generation Co., senior secured note, B-1, 8.812%,
          10/15/26 ...................................................    United States            385,000                  329,460
       NRG Energy Inc., senior note,
          7.25%, 2/01/14 .............................................    United States          2,000,000                1,970,000
          7.375%, 2/01/16 ............................................    United States          1,000,000                  970,000
   (c) Ras Laffan Liquefied Natural Gas Co. Ltd., 144A, 3.437%,
          9/15/09 ....................................................        Qatar                 80,000                   79,926
       Teco Finance Inc., senior note, 7.20%, 5/01/11 ................    United States          7,315,000                7,699,542
       Texas Competitive Electric Holdings Co. LLC, senior note, A,
          10.25%, 11/01/15 ...........................................    United States          2,500,000                1,975,000
       Virginia Electric and Power Co., senior note, 8.875%,
          11/15/38 ...................................................    United States          4,000,000                5,664,080
                                                                                                                   ----------------
                                                                                                                         47,965,230
                                                                                                                   ----------------
       TOTAL CORPORATE BONDS (COST $594,874,402)                                                                        613,745,605
                                                                                                                   ----------------
       CONVERTIBLE BONDS 0.4%
       MATERIALS 0.1%
       Headwaters Inc., cvt., senior sub. note, 2.875%, 6/01/16 ......    United States          1,700,000                1,187,875
                                                                                                                   ----------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.2%
       Mylan Inc., cvt., senior note, 1.25%, 3/15/12 .................    United States          3,000,000                2,707,500
       PDL BioPharma Inc., cvt., sub. note, 2.75%, 8/16/23 ...........    United States          1,900,000                2,011,625
                                                                                                                   ----------------
                                                                                                                          4,719,125
                                                                                                                   ----------------
       SOFTWARE & SERVICES 0.1%
   (c) VeriFone Holdings Inc., cvt., senior note, 144A, 1.375%,
          6/15/12 ....................................................    United States          2,100,000                1,627,500
                                                                                                                   ----------------
       TOTAL CONVERTIBLE BONDS (COST $8,164,344) .....................                                                    7,534,500
                                                                                                                   ----------------
       ASSET-BACKED SECURITIES AND COMMERCIAL
          MORTGAGE-BACKED SECURITIES 12.0%
       BANKS 6.6%
       Bear Stearns Commercial Mortgage Securities Inc., 2005-PW10,
          A4, 5.405%, 12/11/40 .......................................    United States          4,000,000                3,965,269
       Citigroup/Deutsche Bank Commercial Mortgage Trust,
   (g)    2005-CD1, A4, FRN, 5.399%, 7/15/44 .........................    United States         19,650,000               19,439,700
   (g)    2005-CD1, E, FRN, 5.399%, 7/15/44 ..........................    United States          4,500,000                1,539,258
          2006-CD3, A5, 5.617%, 10/15/48 .............................    United States         13,500,000               11,685,657
          2007-CD4, B, 5.447%, 12/11/49 ..............................    United States          4,100,000                  707,815
          2007-CD4, C, 5.476%, 12/11/49 ..............................    United States         14,200,000                2,321,250


                    64 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                            COUNTRY/
       FRANKLIN TOTAL RETURN FUND                                         ORGANIZATION      PRINCIPAL AMOUNT(d)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       ASSET-BACKED SECURITIES AND COMMERCIAL
          MORTGAGE-BACKED SECURITIES (CONTINUED)
       BANKS (CONTINUED)
       Countrywide Asset-Backed Certificates,
          2004-7, AF4, 4.774%, 8/25/32 ...............................    United States           144,583          $        143,801
   (g)    2004-9, AF4, FRN, 4.649%, 10/25/32 .........................    United States           154,125                   151,944
       FHLMC,
          2643, OG, 5.00%, 7/15/32 ...................................    United States         3,182,750                 3,245,308
   (g)    2942, TF, FRN, 0.638%, 3/15/35 .............................    United States         2,772,481                 2,756,274
       FNMA,
   (g)    2005-122, FN, FRN, 0.635%, 1/25/36 .........................    United States         4,872,464                 4,713,329
          G93-33, K, 7.00%, 9/25/23 ..................................    United States           935,571                 1,023,301
       GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%,
          1/10/38 ....................................................    United States         1,578,354                 1,585,279
       Greenwich Capital Commercial Funding Corp.,
          2004-GG1, A7, 5.317%, 6/10/36 ..............................    United States        18,435,000                18,417,726
          2005-GG5, A5, 5.224%, 4/10/37 ..............................    United States         9,250,000                 8,046,390
   (g)    2006-GG7, A4, FRN, 6.116%, 7/10/38 .........................    United States        21,200,000                18,346,374
          2007-GG9, C, 5.554%, 3/10/39 ...............................    United States         6,438,000                 1,179,461
   (g) GS Mortgage Securities Corp. II,
          2006-GG6, A4, FRN, 5.553%, 4/10/38 .........................    United States         8,807,000                 7,643,490
   (c)    2007-E0P, A1, 144A, FRN, 0.394%, 3/06/20 ...................    United States         2,192,715                 1,890,447
          2007-GG10, C, FRN, 5.999%, 8/10/45 .........................    United States         4,610,000                   727,769
       LB-UBS Commercial Mortgage Trust, 2005-C5, A4, 4.954%,
          9/15/30 ....................................................    United States        10,545,000                 9,565,156
       Morgan Stanley Capital I Trust,
   (g)    2004-IQ7, A4, FRN, 5.538%, 6/15/38 .........................    United States         6,900,000                 6,548,522
   (c)    2007-IQ13, B, 144A, 5.517%, 3/15/44 ........................    United States         5,138,000                 1,000,763
(c, g) Schiller Park CLO Ltd., 2007-1A, A2, 144A, FRN, 0.744%,
          4/25/21 ....................................................    United States         3,500,000                 2,657,725
                                                                                                                   ----------------
                                                                                                                        129,302,008
                                                                                                                   ----------------
       DIVERSIFIED FINANCIALS 4.7%
   (g) Advanta Business Card Master Trust,
          2005-A2, A2, FRN, 0.419%, 5/20/13 ..........................    United States         1,515,935                 1,395,225
          2007-A4, A4, FRN, 0.319%, 4/22/13 ..........................    United States         1,779,576                 1,637,873
   (g) AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 0.925%,
          12/22/27 ...................................................    United States           186,981                   106,886
   (g) Amortizing Residential Collateral Trust, 2002-BC1, M1, FRN,
          1.56%, 1/25/32 .............................................    United States           316,134                   153,905
   (g) Bank of America Credit Card Trust, 2007-A13, A13, FRN,
          0.508%, 4/15/12 ............................................    United States        25,000,000                24,972,065
   (g) Capital One Auto Finance Trust, 2006-C, A4, FRN, 0.318%,
          5/15/13 ....................................................    United States         5,250,000                 4,879,624
   (g) Chase Funding Mortgage Loan Asset-Backed Certificates,
          2004-2, 2A2, FRN, 0.785%, 2/25/35 ..........................    United States         2,016,348                 1,284,413
   (g) Chase Issuance Trust, 2007-A9, A9, FRN, 0.318%, 6/16/14 .......    United States        16,450,000                16,009,643
   (g) Citigroup Commercial Mortgage Trust, 2007-C6, AM, FRN,
          5.888%, 6/10/17 ............................................    United States         1,840,000                 1,080,831
   (g) First Franklin Mortgage Loan Asset-Backed Certificates,
          2004-FF11, 1A2, FRN, 0.635%, 1/25/35 .......................    United States           760,091                   592,753


                    Quarterly Statements of Investments | 65

Franklin Investors Securities Trust

                                                                            COUNTRY/
       FRANKLIN TOTAL RETURN FUND                                         ORGANIZATION      PRINCIPAL AMOUNT(d)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       ASSET-BACKED SECURITIES AND COMMERCIAL
          MORTGAGE-BACKED SECURITIES (CONTINUED)
       DIVERSIFIED FINANCIALS (CONTINUED)
   (g) Ford Credit Auto Owner Trust, 2007-B, A2B, FRN, 0.618%,
          6/15/10 ....................................................    United States         1,092,637          $      1,092,593
       JPMorgan Chase Commercial Mortgage Securities Corp.,
   (g)    2004-CB9, A4, FRN, 5.558%, 6/12/41 .........................    United States        11,324,540                10,917,126
          2004-LN2, A2, 5.115%, 7/15/41 ..............................    United States           697,106                   649,472
          2005-LDP2, AM, 4.78%, 7/15/42 ..............................    United States         1,155,000                   868,495
   (g)    2005-LDP5, A4, FRN, 5.344%, 12/15/44 .......................    United States        19,800,000                19,321,167
   (c) Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%,
          12/25/24 ...................................................    United States               219                       218
   (c) Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A,
          5.35%, 2/10/39 .............................................    United States         2,043,276                 1,818,516
   (g) MBNA Credit Card Master Note Trust, 2005-A4, A4, FRN,
          0.328%, 11/15/12 ...........................................    United States         1,850,000                 1,831,387
       Residential Asset Securities Corp.,
          2001-KS2, AI5, 7.514%, 6/25/31 .............................    United States             8,866                     3,555
          2004-KS1, AI4, 4.213%, 4/25/32 .............................    United States           529,221                   459,013
   (g)    2005-AHL2, A2, FRN, 0.574%, 10/25/35 .......................    United States         1,315,895                 1,121,899
   (g) Securitized Asset-Backed Receivables LLC Trust, 2006-FR2, A2,
          FRN, 0.464%, 3/25/36 .......................................    United States         3,971,970                 3,237,811
   (g) Structured Asset Securities Corp., 2002-1A, 2A1, FRN, 4.027%,
          2/25/32 ....................................................    United States            52,314                    44,464
                                                                                                                   ----------------
                                                                                                                         93,478,934
                                                                                                                   ----------------
       REAL ESTATE 0.7%
   (g) Ownit Mortgage Loan Asset-Backed Certificates, 2006-6, A2B,
          FRN, 0.395%, 9/25/37 .......................................    United States        18,230,360                13,742,519
                                                                                                                   ----------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
          MORTGAGE-BACKED SECURITIES (COST $280,795,392) .............                                                  236,523,461
                                                                                                                   ----------------
       MORTGAGE-BACKED SECURITIES 40.1%
   (g) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.4%
       FHLMC, 2.63%, 11/01/27 ........................................    United States         5,638,935                 5,760,102
       FHLMC, 3.404%, 4/01/32 ........................................    United States           904,099                   917,133
       FHLMC, 3.869%, 4/01/30 ........................................    United States           472,189                   479,458
       FHLMC, 4.378%, 9/01/32 ........................................    United States           316,134                   325,697
       FHLMC, 5.867%, 3/01/25 ........................................    United States           136,494                   140,551
       FHLMC, 5.968%, 10/01/36 .......................................    United States           127,201                   133,335
                                                                                                                   ----------------
                                                                                                                          7,756,276
                                                                                                                   ----------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 15.5%
       FHLMC Gold 15 Year, 5.00%, 10/01/17 - 7/01/23 .................    United States        13,327,749                13,856,037
       FHLMC Gold 15 Year, 5.50%, 11/01/22 ...........................    United States         2,678,565                 2,806,127
       FHLMC Gold 15 Year, 6.00%, 2/01/17 - 9/01/22 ..................    United States         5,811,856                 6,166,850
   (e) FHLMC Gold 30 Year, 4.50%, 3/01/39 - 8/01/39 ..................    United States        26,853,792                26,989,233
       FHLMC Gold 30 Year, 5.00%, 1/01/37 ............................    United States        34,263,095                35,113,282
       FHLMC Gold 30 Year, 5.00%, 8/01/33 - 1/01/38 ..................    United States        21,425,533                21,949,386
   (e) FHLMC Gold 30 Year, 5.00%, 9/01/39 ............................    United States        30,000,000                30,567,180


                    66 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                            COUNTRY/
       FRANKLIN TOTAL RETURN FUND                                         ORGANIZATION      PRINCIPAL AMOUNT(d)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE
          (CONTINUED)
       FHLMC Gold 30 Year, 5.50%, 11/01/37 ...........................    United States        19,026,777          $     19,731,650
       FHLMC Gold 30 Year, 5.50%, 1/01/35 - 9/01/38 ..................    United States        29,796,156                30,899,914
       FHLMC Gold 30 Year, 6.00%, 1/01/38 ............................    United States        20,643,835                21,660,211
       FHLMC Gold 30 Year, 6.00%, 5/01/33 - 4/01/38 ..................    United States         7,975,641                 8,381,387
   (e) FHLMC Gold 30 Year, 6.00%, 8/01/39 ............................    United States        32,750,000                34,320,985
       FHLMC Gold 30 Year, 6.50%, 4/01/28 - 1/01/35 ..................    United States           781,948                   840,691
   (e) FHLMC Gold 30 Year, 6.50%, 8/01/39 ............................    United States        49,000,000                52,269,231
       FHLMC Gold 30 Year, 7.00%, 4/01/26 - 7/01/32 ..................    United States           488,506                   533,367
       FHLMC Gold 30 Year, 7.50%, 3/01/32 ............................    United States            74,387                    83,093
       FHLMC Gold 30 Year, 8.50%, 8/01/30 ............................    United States             9,256                    10,614
       FHLMC Gold 30 Year, 9.00%, 1/01/22 ............................    United States            97,683                   105,655
       FHLMC Gold 30 Year, 10.00%, 10/01/30 ..........................    United States           148,879                   170,894
                                                                                                                   ----------------
                                                                                                                        306,455,787
                                                                                                                   ----------------
   (g) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE
          RATE 1.2%
       FNMA, 2.63%, 9/01/34 ..........................................    United States         5,843,454                 5,817,269
       FNMA, 2.75%, 6/01/15 ..........................................    United States            86,114                    86,135
       FNMA, 3.024%, 12/01/27 ........................................    United States           441,316                   442,411
       FNMA, 3.035%, 3/01/33 .........................................    United States           472,620                   474,005
       FNMA, 3.041%, 6/01/33 .........................................    United States           388,983                   390,122
       FNMA, 3.15%, 4/01/35 ..........................................    United States         4,877,732                 4,847,475
       FNMA, 3.198%, 1/01/17 .........................................    United States           512,047                   519,057
       FNMA, 3.227%, 11/01/31 ........................................    United States           398,967                   405,189
       FNMA, 3.475%, 6/01/32 .........................................    United States            54,759                    55,504
       FNMA, 3.637%, 10/01/32 ........................................    United States           915,268                   933,576
       FNMA, 3.728%, 5/01/25 .........................................    United States           139,792                   140,507
       FNMA, 3.979%, 12/01/34 ........................................    United States           652,946                   683,527
       FNMA, 4.103%, 8/01/33 .........................................    United States         6,068,069                 6,115,958
       FNMA, 4.437%, 12/01/22 ........................................    United States           140,817                   143,058
       FNMA, 4.634%, 12/01/34 ........................................    United States         1,019,875                 1,045,589
       FNMA, 4.657%, 2/01/34 .........................................    United States         1,730,330                 1,788,427
       FNMA, 4.985%, 9/01/19 .........................................    United States             2,382                     2,445
       FNMA, 5.19%, 12/01/24 .........................................    United States            45,805                    47,053
       FNMA, 5.382%, 6/01/17 .........................................    United States            77,058                    79,411
                                                                                                                   ----------------
                                                                                                                         24,016,718
                                                                                                                   ----------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 22.4%
       FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19 ........................    United States         1,331,787                 1,388,123
       FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18 ........................    United States         1,235,159                 1,299,141
   (e) FNMA 15 Year, 5.50%, 1/01/14 - 8/01/24 ........................    United States        10,649,065                11,162,919
       FNMA 15 Year, 6.00%, 8/01/16 - 9/01/22 ........................    United States         1,932,028                 2,052,882
       FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16 ........................    United States            31,168                    33,529
       FNMA 30 Year, 4.50%, 4/01/38 ..................................    United States        20,138,392                20,290,835
       FNMA 30 Year, 4.50%, 4/01/38 - 1/01/39 ........................    United States        28,730,910                28,948,397
       FNMA 30 Year, 5.00%, 6/01/36 - 2/01/39 ........................    United States        54,052,673                55,388,585
       FNMA 30 Year, 5.00%, 5/01/39 ..................................    United States        20,457,010                20,958,228
   (e) FNMA 30 Year, 5.00%, 8/01/39 ..................................    United States        70,000,000                71,629,670
   (e) FNMA 30 Year, 5.50%, 6/01/33 - 8/01/39 ........................    United States        70,627,813                73,345,810


                    Quarterly Statements of Investments | 67

Franklin Investors Securities Trust

                                                                            COUNTRY/
       FRANKLIN TOTAL RETURN FUND                                         ORGANIZATION      PRINCIPAL AMOUNT(d)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE
          (CONTINUED)
       FNMA 30 Year, 6.00%, 8/01/37 ..................................    United States        24,088,625          $     25,293,421
       FNMA 30 Year, 6.00%, 9/01/32 - 9/01/38 ........................    United States        16,167,990                16,999,094
   (e) FNMA 30 Year, 6.00%, 8/01/39 ..................................    United States        46,000,000                48,220,926
       FNMA 30 Year, 6.50%, 5/01/28 - 8/01/32 ........................    United States         1,771,725                 1,913,996
   (e) FNMA 30 Year, 6.50%, 9/01/39 ..................................    United States        57,350,000                61,104,647
       FNMA 30 Year, 7.50%, 1/01/30 ..................................    United States            61,340                    68,260
       FNMA 30 Year, 8.50%, 5/01/32 ..................................    United States           209,761                   239,771
       FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27 .......................    United States           682,393                   778,777
                                                                                                                   ----------------
                                                                                                                        441,117,011
                                                                                                                   ----------------
   (g) GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE
          RATE 0.0%(a)
       GNMA, 4.125%, 10/20/26 ........................................    United States            87,421                    88,614
       GNMA, 4.375%, 1/20/23 .........................................    United States            42,593                    43,378
                                                                                                                   ----------------
                                                                                                                            131,992
                                                                                                                   ----------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED
          RATE 0.6%
       GNMA I SF 30 Year, 6.00%, 1/15/39 .............................    United States         3,648,679                 3,836,501
       GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38 ..................    United States           678,209                   724,422
       GNMA I SF 30 Year, 7.00%, 10/15/27 - 4/15/28 ..................    United States            46,571                    51,146
       GNMA I SF 30 Year, 7.50%, 2/15/17 - 5/15/26 ...................    United States           356,756                   395,548
       GNMA I SF 30 Year, 8.00%, 8/15/16 - 5/15/17 ...................    United States           149,122                   163,928
       GNMA I SF 30 Year, 9.00%, 9/15/25 - 3/15/31 ...................    United States             4,225                     4,880
       GNMA II SF 30 Year, 6.00%, 5/20/31 ............................    United States            32,833                    34,578
       GNMA II SF 30 Year, 6.50%, 3/20/28 - 7/20/38 ..................    United States         6,362,073                 6,765,879
       GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33 ..................    United States           195,804                   217,342
       GNMA II SF 30 Year, 8.00%, 5/20/27 - 7/20/27 ..................    United States           208,598                   235,498
                                                                                                                   ----------------
                                                                                                                         12,429,722
                                                                                                                   ----------------
       TOTAL MORTGAGE-BACKED SECURITIES
          (COST $777,386,851)                                                                                           791,907,506
                                                                                                                   ----------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 8.5%
   (c) Emirate of Abu Dhabi, 144A, 6.75%,                                  United Arab
          4/08/19 ....................................................      Emirates            1,980,000                 2,126,676
       European Investment Bank, senior note,
          4.50%, 5/15/13 .............................................   Supranational(l)       2,700,000 NOK               456,503
          1612/37, 6.50%, 9/10/14 ....................................   Supranational(l)       1,395,000 NZD               957,669
       Government of Argentina, senior bond,
          amortization and cpn., 8/03/09 .............................      Argentina           2,225,000                   287,025
(g, m)    FRN, 1.683%, 8/03/12                                              Argentina           2,225,000                   580,725
   (h) Government of Ghana, Reg S, 8.50%, 10/04/17 ...................        Ghana               300,000                   285,000
       Government of Hungary,
          3.50%, 7/18/16 .............................................       Hungary              115,000 EUR               138,304
          4.375%, 7/04/17 ............................................       Hungary              215,000 EUR               269,293
          5.75%, 6/11/18 .............................................       Hungary              695,000 EUR               945,842
          senior note, 3.875%, 2/24/20 ...............................       Hungary              285,000 EUR               318,251


                    68 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                            COUNTRY/
       FRANKLIN TOTAL RETURN FUND                                         ORGANIZATION      PRINCIPAL AMOUNT(d)         VALUE
       --------------------------                                        --------------   ----------------------   ----------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       Government of Indonesia,
          FR19, 14.25%, 6/15/13 ......................................      Indonesia       7,995,000,000    IDR   $        948,525
          FR34, 12.80%, 6/15/21 ......................................      Indonesia       9,705,000,000    IDR          1,130,376
          FR35, 12.90%, 6/15/22 ......................................      Indonesia      21,000,000,000    IDR          2,449,119
          FR36, 11.50%, 9/15/19 ......................................      Indonesia      12,200,000,000    IDR          1,342,922
          FR40, 11.00%, 9/15/25 ......................................      Indonesia      21,230,000,000    IDR          2,133,696
          FR44, 10.00%, 9/15/24 ......................................      Indonesia      97,500,000,000    IDR          9,086,903
   (h) senior bond, Reg S, 7.75%, 1/17/38 ............................      Indonesia           1,590,000                 1,621,800
   (c) senior note, 144A, 11.625%, 3/04/19 ...........................      Indonesia           1,540,000                 2,077,075
   (h) Government of Iraq, Reg S, 5.80%, 1/15/28 .....................         Iraq               260,000                   174,668
       Government of Malaysia, 3.869%, 4/13/10 .......................       Malaysia          33,000,000    MYR          9,489,011
       Government of Mexico, 10.00%,
          12/05/24 ...................................................        Mexico              400,000(n) MXN          3,443,579
          11/20/36 ...................................................        Mexico              720,000(n) MXN          6,038,279
       Government of Norway,
          6.00%, 5/16/11 .............................................        Norway            3,600,000    NOK            629,119
          6.50%, 5/15/13 .............................................        Norway           35,500,000    NOK          6,516,438
       Government of Peru,
          7, 8.60%, 8/12/17 ..........................................         Peru             3,200,000    PEN          1,299,882
          7.84%, 8/12/20 .............................................         Peru             1,100,000    PEN            420,944
       Government of Poland,
          4.75%, 4/25/12 .............................................        Poland           17,150,000    PLN          5,867,165
          5.75%, 4/25/14 .............................................        Poland            7,440,000    PLN          2,591,269
          6.25%, 10/24/15 ............................................        Poland            8,465,000    PLN          3,015,855
          senior note, 6.375%, 7/15/19 ...............................        Poland            4,500,000                 4,789,800
   (c) Government of Qatar, senior note, 144A, 6.55%, 4/09/19 ........        Qatar             2,010,000                 2,120,550
       Government of Russia,
   (c)    144A, 7.50%, 3/31/30 .......................................        Russia            5,421,120                 5,475,060
   (h)    senior bond, Reg S, 7.50%, 3/31/30 .........................        Russia            6,835,200                 6,903,210
       Government of South Africa,
          6.875%, 5/27/19 ............................................     South Africa         2,680,000                 2,948,000
          senior note, 6.50%, 6/02/14 ................................     South Africa           195,000                   215,879
          senior note, 5.875%, 5/30/22 ...............................     South Africa         3,115,000                 3,118,894
       Government of Sweden,
          4.00%, 12/01/09 ............................................        Sweden           87,000,000    SEK         12,213,095
          5.25%, 3/15/11 .............................................        Sweden           22,000,000    SEK          3,259,162
       Government of Venezuela,
          10.75%, 9/19/13 ............................................      Venezuela             715,000                   611,325
   (h)    senior bond, Reg S, 5.375%, 8/07/10 ........................      Venezuela           1,150,000                 1,105,438
   (c) Government of Vietnam, 144A, 6.875%, 1/15/16 ..................       Vietnam              150,000                   154,800
       KfW Bankengruppe, senior note, 6.50%, 11/15/11 ................       Germany            1,099,000    NZD            753,533
       Korea Treasury Bond,
   (e)    0400-1206, 4.00%, 6/10/12 ..................................     South Korea        955,240,000    KRW            777,649
          0475-1112, 4.75%, 12/10/11 .................................     South Korea     30,087,790,000    KRW         24,960,599
          0525-1209, 5.25%, 9/10/12 ..................................     South Korea      1,800,000,000    KRW          1,502,384
          0525-1303, 5.25%, 3/10/13 ..................................     South Korea        168,330,000    KRW            140,644
          0525-2703, 5.25%, 3/10/27 ..................................     South Korea        186,090,000    KRW            147,089
          0550-1106, 5.50%, 6/10/11 ..................................     South Korea      1,734,150,000    KRW          1,460,390
          0550-1709, 5.50%, 9/10/17 ..................................     South Korea      2,848,350,000    KRW          2,362,721
          senior note, 7.125%, 4/16/19 ...............................     South Korea          3,090,000                 3,480,490


                    Quarterly Statements of Investments | 69

Franklin Investors Securities Trust

                                                                            COUNTRY/
       FRANKLIN TOTAL RETURN FUND                                         ORGANIZATION      PRINCIPAL AMOUNT(d)         VALUE
       --------------------------                                        --------------   ----------------------   ----------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       New South Wales Treasury Corp., senior note, 5.50%, 3/01/17 ...      Australia           5,095,000    AUD   $      4,087,612
       Nota Do Tesouro Nacional,
          10.082%, 1/01/12 ...........................................       Brazil                 1,820(o) BRL            953,235
          10.082%, 1/01/14 ...........................................       Brazil                21,900(o) BRL         10,890,443
   (p)    Index Linked, 6.00%, 5/15/15                                       Brazil                   840(o) BRL            805,852
   (c) Peru Enhanced Pass-Through Finance Ltd., senior secured bond,
          A-1, 144A, zero cpn., 5/31/18 ..............................        Peru              1,259,226                   917,419
       Province of Ontario, 6.25%, 6/16/15 ...........................       Canada               305,000    NZD            198,496
       Queensland Treasury Corp.,
          13, 6.00%, 8/14/13 .........................................      Australia             865,000    AUD            733,362
          17, 6.00%, 9/14/17 .........................................      Australia           1,730,000    AUD          1,425,115
   (c)    144A, 7.125%, 9/18/17 ......................................      Australia           3,320,000    NZD          2,273,338
                                                                                                                   ----------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $155,138,587)                                                                                           167,427,497
                                                                                                                   ----------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 4.9%
       FHLB, 1.625%, 7/27/11 .........................................    United States         8,000,000                 8,065,352
       FHLMC, senior note, 5.00%, 4/18/17 ............................    United States         5,400,000                 5,927,737
       FNMA, 6.625%, 11/15/30 ........................................    United States        18,800,000                23,669,087
       U.S. Treasury Bond,
          4.50%, 5/15/38 .............................................    United States        14,000,000                14,468,132
          5.50%, 8/15/28 .............................................    United States        10,500,000                12,160,323
   (q)    Index Linked, 2.375%, 1/15/25 ..............................    United States         7,941,003                 8,094,860
       U.S. Treasury Note,
          5.125%, 6/30/11 ............................................    United States        16,000,000                17,220,640
   (q) Index Linked, 2.00%, 1/15/16 ..................................    United States         7,487,810                 7,614,166
                                                                                                                   ----------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $97,632,625)                                                                                             97,220,297
                                                                                                                   ----------------
   (g) SENIOR FLOATING RATE INTERESTS 1.9%
       AUTOMOBILES & COMPONENTS 0.0%(a)
   (i) Dayco Products LLC (Mark IV), Replacement Term Loan, 6.75%,
          6/23/11 ....................................................    United States           397,570                   111,817
       Federal-Mogul Corp., Term Loan B, 4.188%, 12/27/14                 United States           743,494                   563,197
       Key Safety Systems Inc., Term Loan B, 2.538% - 2.851%,
          3/10/14 ....................................................    United States            59,239                    25,176
                                                                                                                   ----------------
                                                                                                                            700,190
                                                                                                                   ----------------
       CAPITAL GOODS 0.1%
       RBS Global Inc. (Rexnord),
          Incremental Tranche B-2, 2.313%, 7/22/13 ...................    United States           357,519                   321,767
          Tranche B-1 Term B Loan, 2.813% - 3.063%, 7/22/13 ..........    United States           571,354                   519,932
       TransDigm Inc., Term Loan B, 2.285% - 2.612%, 6/23/13 .........    United States           194,782                   189,101
                                                                                                                   ----------------
                                                                                                                          1,030,800
                                                                                                                   ----------------
       COMMERCIAL & PROFESSIONAL SERVICES 0.1%
       ARAMARK Corp.,
          Synthetic L/C, 2.336%, 1/26/14 .............................    United States            87,838                    83,556
          Term Loan B, 2.473%, 1/26/14 ...............................    United States         1,382,626                 1,315,222
       Duratek Inc. (EnergySolutions), Term Loan B, 2.54%, 6/07/13 ...    United States            88,789                    83,462


                    70 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                            COUNTRY/
       FRANKLIN TOTAL RETURN FUND                                         ORGANIZATION      PRINCIPAL AMOUNT(d)         VALUE
       --------------------------                                        --------------   ----------------------   ----------------
(g)    SENIOR FLOATING RATE INTERESTS (CONTINUED)
       COMMERCIAL & PROFESSIONAL SERVICES (CONTINUED)
       EnergySolutions LLC,
          Synthetic L/C, 2.54%, 6/07/13 ..............................    United States            12,335          $         11,719
          Synthetic L/C (Add-On), 2.54%, 6/07/13 .....................    United States            11,827                    11,236
          Term Loan B, 2.54%, 6/07/13 ................................    United States           185,064                   173,960
(j)    EnviroSolutions Inc., Initial Term Loan, PIK, 10.50%,
          7/07/12 ....................................................    United States           953,584                   691,348
                                                                                                                   ----------------
                                                                                                                          2,370,503
                                                                                                                   ----------------
       CONSUMER DURABLES & APPAREL 0.1%
       Jarden Corp.,
          Term Loan B1, 2.348%, 1/24/12 ..............................    United States           446,254                   436,436
          Term Loan B2, 2.348%, 1/24/12 ..............................    United States           442,176                   432,448
       Jostens IH Corp. (Visant Holding Corp.), Term Loan C,
          2.637%, 10/04/11 ...........................................    United States           812,195                   789,860
                                                                                                                   ----------------
                                                                                                                          1,658,744
                                                                                                                   ----------------
       CONSUMER SERVICES 0.3%
       Education Management LLC, Term Loan C, 2.375%, 6/01/13 ........    United States         1,380,347                 1,325,133
       Green Valley Ranch Gaming LLC, Term Loan B, 4.25%,
          2/16/14 ....................................................    United States           193,069                   135,872
(e, j) Kuilima Resort Co. (Turtle Bay), First Lien Term Loan, PIK,
          9.00%, 9/30/10 .............................................    United States        10,553,891                 3,007,859
       Penn National Gaming Inc., Term Loan B, 2.04% - 2.72%,
          10/03/12 ...................................................    United States           887,704                   871,219
                                                                                                                   ----------------
                                                                                                                          5,340,083
                                                                                                                   ----------------
       DIVERSIFIED FINANCIALS 0.0%a
       TD Ameritrade Holding Corp., Term Loan B, 1.79%, 12/31/12 .....    United States           749,643                   728,279
       ENERGY 0.0%a
       ATP Oil and Gas Corp.,
          Tranche B-1, 7.50%, 7/15/14 ................................    United States           322,489                   258,797
          Tranche B-2, 7.50%, 1/15/11 ................................    United States            84,787                    66,558
                                                                                                                            325,355
       FOOD, BEVERAGE & TOBACCO 0.0%a
       Constellation Brands Inc., Term Loan B, 1.813%, 6/05/13 .......    United States           438,686                   431,969
       Dean Foods Co., Term Loan B, 1.665% - 1.975%, 4/02/14 .........    United States           454,793                   438,686
                                                                                                                   ----------------
                                                                                                                            870,655
                                                                                                                   ----------------
       HEALTH CARE EQUIPMENT & SERVICES 0.3%
       Community Health Systems Inc.,
          Delayed Draw Term Loan, 2.535%, 7/25/14 ....................    United States           111,564                   105,079
          Term Loan, 2.535% - 2.924%, 7/25/14 ........................    United States         2,191,989                 2,064,579
       DaVita Inc., Term Loan B-1, 1.79% - 2.10%, 10/05/12 ...........    United States           942,493                   904,794
       DJO Finance LLC, Term Loan B, 3.285% - 3.598%, 5/20/14 ........    United States           377,414                   353,511
       Fresenius Medical Care Holdings Inc., Term Loan B,
          1.885% - 1.985%, 3/31/13 ...................................       Germany            1,428,251                 1,385,700
       HCA Inc., Term Loan B-1, 2.848%, 11/18/13 .....................    United States         1,416,592                 1,332,399
       LifePoint Hospitals Inc., Term Loan B, 2.295%, 4/15/12 ........    United States           657,623                   631,976
                                                                                                                   ----------------
                                                                                                                          6,778,038
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 71

Franklin Investors Securities Trust

                                                                            COUNTRY/
       FRANKLIN TOTAL RETURN FUND                                         ORGANIZATION      PRINCIPAL AMOUNT(d)         VALUE
       --------------------------                                        --------------   ----------------------   ----------------
(g)    SENIOR FLOATING RATE INTERESTS (CONTINUED)
       INSURANCE 0.1%
(e)    Conseco Inc., Term Loan, 6.50%, 10/10/13 ......................    United States         1,788,005          $      1,305,244
                                                                                                                   ----------------
       MATERIALS 0.3%
       Celanese U.S. Holdings LLC, Dollar Term Loan, 2.345%,
          4/02/14 ....................................................    United States         1,634,804                 1,552,297
       Georgia-Pacific LLC,
          Additional Term Loan, 2.30% - 2.339%, 12/20/12 .............    United States           255,266                   246,970
          Term Loan B, 2.30% - 2.65%, 12/20/12 .......................    United States           793,586                   767,794
          Term Loan C, 3.55% - 3.90%, 12/23/14 .......................    United States           577,624                   565,350
       Nalco Co.,
          Term Loan, 6.50%, 5/13/16 ..................................    United States           156,871                   159,028
          Term Loan B, 2.063%, 11/04/10 ..............................    United States            38,566                    38,479
       Novelis Corp., U.S Term Loan, 2.29% - 2.60%, 7/07/14 ..........    United States           557,168                   500,755
       Rockwood Specialties Group Inc., Term Loan H, 6.00%,
          5/15/14 ....................................................    United States         1,129,776                 1,143,898
                                                                                                                   ----------------
                                                                                                                          4,974,571
                                                                                                                   ----------------
       MEDIA 0.3%
       Cinemark USA Inc., Term Loan, 2.04% - 2.67%, 10/05/13 .........    United States           451,180                   433,581
       CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2,
          2.038%, 3/29/16 ............................................    United States           799,826                   781,686
(e)    Cumulus Media Inc., Replacement Term Loan, 6.25%,
          6/07/14 ....................................................    United States           166,947                   112,689
       Dex Media East LLC, Term Loan B, 2.49% - 2.67%,
          10/24/14 ...................................................    United States           117,689                    88,502
       DIRECTV Holdings LLC, Term Loan B, 1.785%, 4/13/13 ............    United States           543,468                   533,051
       Discovery Communications Inc., Term Loan B, 2.598%,
          5/14/14 ....................................................    United States           685,115                   676,551
(e)    Metro-Goldwyn-Mayer Inc.,
          Term Loan B, 3.535%, 4/08/12 ...............................    United States         1,877,372                 1,088,876
          Tranche B-1 Term Loan, 5.50%, 4/08/12 ......................    United States            50,000                    29,000
       Regal Cinemas Corp., Term Loan, 4.348%, 10/27/13 ..............    United States           631,229                   627,085
(i)    Tribune Co., Incremental Term Loan, 5.25%, 5/14/14 ............    United States         2,018,473                   778,689
       Univision Communications Inc., Initial Term Loan, 4.50%,
          9/29/14 ....................................................    United States           743,494                   602,076
       UPC Financing Partnership,
          Term Loan N, 2.059%, 12/31/16 ..............................     Netherlands            607,212                   581,026
          Term Loan T, 3.809%, 12/31/16 ..............................     Netherlands            329,428                   322,290
                                                                                                                   ----------------
                                                                                                                          6,655,102
                                                                                                                   ----------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.0%a
       Mylan Inc., Term Loan B, 3.563% - 3.875%, 10/02/14 ............    United States           108,286                   105,492
       SOFTWARE & SERVICES 0.1%
       Affiliated Computer Services Inc.,
          Additional Term Loan, 2.285% - 2.296%, 3/20/13 .............    United States           418,140                   410,925
          Term Loan B, 2.285%, 3/20/13 ...............................    United States            16,390                    16,107
       Lender Processing Services Inc., Term Loan B, 2.785%,
          7/02/14 ....................................................    United States            88,527                    88,637
       SunGard Data Systems Inc., New U.S. Term Loan,
          2.046% - 2.724%, 2/28/14 ...................................    United States         1,046,986                   994,637
                                                                                                                   ----------------
                                                                                                                          1,510,306
                                                                                                                   ----------------


                    72 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                            COUNTRY/
       FRANKLIN TOTAL RETURN FUND                                         ORGANIZATION      PRINCIPAL AMOUNT(d)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
   (g) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       TELECOMMUNICATION SERVICES 0.1%
   (j) Hawaiian Telecom Communications Inc., Term Loan C, PIK,
          4.75%, 6/01/14 .............................................    United States            805,722         $        495,519
       Intelsat Corp. (Panamsat),
          Incremental Term Loan B-2-A, 2.804%, 1/03/14 ...............    United States             25,918                   24,789
          Incremental Term Loan B-2-B, 2.804%, 1/03/14 ...............    United States             25,910                   24,782
          Incremental Term Loan B-2-C, 2.804%, 1/03/14 ...............    United States             25,910                   24,782
   (e)    Tranche B-2-A, 2.804%, 1/03/14 .............................    United States            259,139                  247,856
   (e)    Tranche B-2-B, 2.804%, 1/03/14 .............................    United States            259,060                  247,780
   (e)    Tranche B-2-C, 2.804%, 1/03/14 .............................    United States            259,060                  247,780
       NTELOS Inc., Term Loan B-1, 2.54%, 8/24/11 ....................    United States            298,417                  296,552
       Windstream Corp., Tranche B-1, 1.79% - 2.02%, 7/17/13 .........    United States            238,045                  230,904
                                                                                                                   ----------------
                                                                                                                          1,840,744
                                                                                                                   ----------------
       UTILITIES 0.1%
       NRG Energy Inc.,
          Credit Link, 0.498%, 2/01/13 ...............................    United States            425,016                  404,084
          Term Loan, 1.785% - 2.098%, 2/01/13 ........................    United States            793,048                  753,990
                                                                                                                   ----------------
                                                                                                                          1,158,074
                                                                                                                   ----------------
       TOTAL SENIOR FLOATING RATE INTERESTS
          (COST $37,916,515)                                                                                             37,352,180
                                                                                                                   ----------------
       MUNICIPAL BONDS 2.7%
       Bay Area Toll Authority Toll Bridge Revenue, San Francisco
          Bay Area, Refunding, Series F1, 5.00%, 4/01/39 .............    United States            990,000                  950,053
       California State GO, 6.00%, 4/01/38 ...........................    United States         15,000,000               15,509,400
       Chicago Board of Education GO, Refunding, Series C, Assured
          Guaranty, 5.25%, 12/01/26 ..................................    United States          1,060,000                1,131,571
       Chicago GO, Project and Refunding, Series A, FSA Insured,
          5.00%, 1/01/25 .............................................    United States            775,000                  793,724
       Citizens Property Insurance Corp. Revenue, Senior Secured,
          High Risk Account, Series A-1, Assured Guaranty,
          4.50%, 6/01/14 .............................................    United States         16,000,000               16,054,080
       District of Columbia University Revenue, Georgetown
          University, Refunding, Series D, BHAC Insured,
          5.50%, 4/01/36 .............................................    United States            655,000                  673,929
       Energy Northwest Electric Revenue, Columbia Generating
          Station, Refunding, Series A, 5.00%, 7/01/24 ...............    United States            655,000                  686,106
   (e) Indianapolis Local Public Improvement Bond Bank Revenue,
       Waterworks Project, Series A, Assured Guaranty, 5.50%,
          1/01/38 ....................................................    United States          4,000,000                3,960,040
       Kentucky State Municipal Power Agency Power System Revenue,
          Prairie State Project, Series A, BHAC Insured, 5.25%,
          9/01/42 ....................................................    United States          1,015,000                1,022,927
       Las Vegas Valley Water District GO, Refunding, Series A,
          MBIA Insured, 5.00%, 6/01/26 ...............................    United States            640,000                  649,312
       Lewisville ISD, GO, School Building, 5.00%, 8/15/26 ...........    United States            890,000                  940,410
       Los Angeles USD, GO, Series I, 5.00%,
          7/01/26 ....................................................    United States            295,000                  295,900
          7/01/27 ....................................................    United States            315,000                  313,145


                    Quarterly Statements of Investments | 73

Franklin Investors Securities Trust

                                                                             COUNTRY/
       FRANKLIN TOTAL RETURN FUND                                         ORGANIZATION      PRINCIPAL AMOUNT(d)          VALUE
       ---------------------------------------------------------------   --------------   ----------------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       Metropolitan Water District of Southern California Waterworks
          Revenue, Series A, 5.00%, 7/01/37 ..........................    United States          1,065,000         $      1,073,254
       MTA Revenue,
          Series B, Assured Guaranty, 5.25%, 11/15/20 ................    United States            705,000                  770,248
          Transportation, Series A, FSA Insured, 5.50%, 11/15/21 .....    United States            665,000                  739,114
       Palomar Pomerado Health GO, Election of 2004, Series A,
          MBIA Insured, 5.125%, 8/01/37 ..............................    United States          3,395,000                3,121,261
       Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,
          8/01/27 ....................................................    United States          1,150,000                  378,109
          8/01/30 ....................................................    United States          1,150,000                  295,504
          8/01/32 ....................................................    United States          1,440,000                  311,630
          8/01/33 ....................................................    United States            760,000                  151,749
       Regional Transportation District Sales Tax Revenue, Fastracks
          Project, Series A, AMBAC Insured, 5.00%, 11/01/27 ..........    United States            960,000                1,000,752
       Tulare Sewer Revenue, Building America Bonds, Series B,
          FSA Insured, 8.75%, 11/15/44 ...............................    United States          2,895,000                2,872,448
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS (COST $52,813,280)                                                                          53,694,666
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS 15.3%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $69,974) 0.0%(a)
   (r)    Egypt Treasury Bills, 8/11/09 - 8/18/09 ....................      Egypt                  375,000 EGP               67,311
                                                                                                                   ----------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $6,399,095) 0.4%
(r, s) U.S. Treasury Bills, 8/27/09 - 11/27/09 .......................    United States          6,400,000                6,399,279
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
          (COST $2,012,355,967) ......................................                                                2,012,225,137
                                                                                                                   ----------------

                                                                                                  SHARES
                                                                                          ----------------------
       MONEY MARKET FUNDS (COST $294,416,694) 14.9%
   (t) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...    United States        294,416,694              294,416,694
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $2,306,772,661) 116.9% ................                                                2,306,641,831
       OTHER ASSETS, LESS LIABILITIES (16.9)% ........................                                                 (332,825,959)
                                                                                                                    ----------------
       NET ASSETS 100.0%                                                                                           $  1,973,815,872
                                                                                                                   ================


                    74 | Quarterly Statements of Investments

Franklin Investors Securities Trust

FRANKLIN TOTAL RETURN FUND

(a)  Rounds to less than 0.1% of net assets.

(b)  Non-income producing.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2009, the aggregate value of these securities was $130,020,776, representing 6.59% of net assets.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e) A portion or all of the security purchased on a when-issued, delayed delivery, or to-be-announced basis.

(f)  Perpetual security with no stated maturity date.

(g)  The coupon rate shown represents the rate at period end.

(h) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2009, the aggregate value of these securities was $12,807,050, representing 0.65% of net assets.

(i) Defaulted security or security for which income has been deemed uncollectible.

(j)  Income may be received in additional securities and/or cash.

(k)  See Note 5 regarding other considerations.

(l) A supranational organization is an entity formed by two or more central governments through international treaties.

(m) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(n)  Principal amount is stated in 100 Mexican Peso Units.

(o)  Principal amount is stated in 1,000 Brazilian Real Units.

(p)  Redemption price at maturity is adjusted for inflation.

(q)  Principal amount of security is adjusted for inflation.

(r)  The security is traded on a discount basis with no stated coupon rate.

(s) Security or a portion of the security has been segregated as collateral for open future contracts or swaps. At July 31, 2009, the value of securities and or cash pledged amounted to $4,319,726.

(t) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

At July 31, 2009, the fund had the following financial futures contracts outstanding. See Note 3.

FINANCIAL FUTURES CONTRACTS

                                                        NUMBER OF                                      UNREALIZED     UNREALIZED
DESCRIPTION                                     TYPE    CONTRACTS   NOTIONAL AMOUNT   DELIVERY DATE   APPRECIATION   DEPRECIATION
-----------                                     -----   ---------   ---------------   -------------   ------------   ------------
U.S. Treasury Bond ..........................   Short       65        $  6,500,000       9/21/09        $     --      $(240,866)
U.S. Treasury 2 Year Note ...................   Long       835         167,000,000       9/30/09          12,381             --
U.S. Treasury 5 Year Note ...................   Long       980          98,000,000       9/30/09         127,862             --
U.S. Treasury 10 Year Note ..................   Short      290          29,000,000       9/21/09              --       (459,006)
                                                                                                        --------      ---------
   Unrealized appreciation (depreciation) ...                                                           140,243       (699,872)
                                                                                                        --------      ---------
   Net unrealized appreciation
      (depreciation) ........................                                                                         $(559,629)
                                                                                                                      =========


                    Quarterly Statements of Investments | 75

Franklin Investors Securities Trust

FRANKLIN TOTAL RETURN FUND

At July 31, 2009, the fund had the following forward exchange contracts outstanding. See Note 3.

FORWARD EXCHANGE CONTRACTS

                                                                      CONTRACT        SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY                  COUNTERPARTY   TYPE      QUANTITY           AMOUNT(a)          DATE      APPRECIATION   DEPRECIATION
--------                  ------------   ----   --------------   ------------------   ----------   ------------   ------------
New Zealand Dollar ....   DBAB           Sell        2,687,860        1,502,073         8/03/09     $       --     $  (276,808)
New Zealand Dollar ....   BZWS           Sell        1,052,185          600,829         8/03/09             --         (95,529)
New Zealand Dollar ....   DBAB           Buy         2,687,860        1,769,956         8/03/09          8,926              --
New Zealand Dollar ....   BZWS           Buy         1,052,185          692,232         8/03/09          4,125              --
Brazilian Real ........   DBAB           Sell        2,971,000        1,317,458         8/04/09             --        (274,575)
Indonesian Rupiah .....   HSBC           Buy    22,069,065,564        3,276,627 NZD     8/04/09         53,320              --
Indonesian Rupiah .....   HSBC           Sell   22,069,065,564        3,385,927 NZD     8/04/09         30,745              --
New Zealand Dollar ....   CITI           Sell        2,669,265        1,502,073         8/04/09             --        (264,387)
New Zealand Dollar ....   DBAB           Sell        1,064,903          600,829         8/04/09             --        (103,900)
New Zealand Dollar ....   BZWS           Sell          530,156          298,107         8/04/09             --         (52,739)
New Zealand Dollar ....   BZWS           Buy           530,156          348,790         8/04/09          2,056              --
New Zealand Dollar ....   DBAB           Buy         1,064,903          697,299         8/04/09          7,430              --
New Zealand Dollar ....   DBAB           Sell          791,840          447,160         8/05/09             --         (76,828)
New Zealand Dollar ....   CITI           Sell        1,045,341          596,213         8/06/09             --         (95,480)
New Zealand Dollar ....   FBCO           Sell          521,704          298,107         8/06/09             --         (47,100)
New Zealand Dollar ....   DBAB           Sell        1,036,107          592,622         8/07/09             --         (92,916)
New Zealand Dollar ....   CITI           Sell        1,031,453          592,622         8/07/09             --         (89,837)
New Zealand Dollar ....   FBCO           Sell        1,019,688          592,622         8/07/09             --         (82,053)
New Zealand Dollar ....   FBCO           Sell          510,864          296,311         8/10/09             --         (41,635)
New Zealand Dollar ....   FBCO           Sell          510,613          296,311         8/11/09             --         (41,447)
New Zealand Dollar ....   DBAB           Sell          959,053          565,218         8/12/09             --         (69,131)
Russian Ruble .........   DBAB           Buy        20,369,637        1,213,924 NZD     8/12/09             --        (156,095)
New Zealand Dollar ....   DBAB           Sell        1,139,367   13,807,414,869 VND     8/14/09         19,611              --
Russian Ruble .........   DBAB           Buy        20,183,315        1,205,982 NZD     8/14/09             --        (156,960)
New Zealand Dollar ....   FBCO           Sell          937,138          565,244         8/24/09             --         (54,126)
New Zealand Dollar ....   DBAB           Sell          933,000          564,213         8/26/09             --         (52,342)
Chinese Yuan ..........   JPHQ           Buy         1,016,000          105,833 EUR     9/18/09             --          (2,007)
Chinese Yuan ..........   HSBC           Buy         3,799,900          396,829 EUR     9/23/09             --          (8,900)
Chinese Yuan ..........   DBAB           Buy         2,530,000          264,582 EUR     9/23/09             --          (6,454)
Chinese Yuan ..........   JPHQ           Buy         2,824,000          290,999 EUR     9/24/09             --          (1,027)
Russian Ruble .........   BZWS           Buy        36,349,888        1,729,247 AUD     9/24/09             --        (297,260)
Japanese Yen ..........   UBSW           Sell       85,000,000          866,436         9/28/09             --         (32,113)
Japanese Yen ..........   UBSW           Buy        85,000,000          829,026         9/28/09         69,524              --
Russian Ruble .........   BZWS           Buy        55,943,933        2,689,034 AUD     9/28/09             --        (481,607)
Malaysian Ringgit .....   JPHQ           Buy        12,560,000        2,567,720 EUR     9/30/09             --        (103,154)
Vietnamese Dong .......   HSBC           Buy    13,930,596,086        1,131,226 AUD    10/07/09             --        (169,033)
Chinese Yuan ..........   HSBC           Buy         4,599,206          993,714 AUD    10/13/09             --        (152,003)
Chinese Yuan ..........   HSBC           Buy         2,487,166          263,918 EUR    10/15/09             --         (11,690)
Chinese Yuan ..........   HSBC           Buy         4,732,477        1,004,920 AUD    10/19/09             --        (141,343)
Chinese Yuan ..........   HSBC           Buy         3,007,421          434,787        10/23/09          5,996              --
Chinese Yuan ..........   HSBC           Buy         5,097,153          732,967        10/26/09         14,120              --
Chinese Yuan ..........   HSBC           Buy         3,049,528          435,336        10/27/09         11,636              --


                    76 | Quarterly Statements of Investments

Franklin Investors Securities Trust

FRANKLIN TOTAL RETURN FUND

FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                      CONTRACT        SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY                  COUNTERPARTY   TYPE      QUANTITY           AMOUNT(a)          DATE      APPRECIATION   DEPRECIATION
--------                  ------------   ----   --------------   ------------------   ----------   ------------   ------------
New Zealand Dollar ....   UBSW           Sell        1,625,591          997,544        11/30/09     $       --     $   (70,133)
New Zealand Dollar ....   DBAB           Sell        1,615,798          994,281        11/30/09             --         (66,964)
New Zealand Dollar ....   CITI           Sell          919,636          565,244        11/30/09             --         (38,767)
Mexican Peso ..........   CITI           Sell        8,714,000          643,218        12/01/09             --          (5,343)
New Zealand Dollar ....   BZWS           Sell        2,694,930        1,665,467        12/02/09             --        (104,319)
New Zealand Dollar ....   DBAB           Sell          696,949          423,933        12/02/09             --         (33,760)
New Zealand Dollar ....   FBCO           Sell          229,994          142,244        12/02/09             --          (8,795)
Mexican Peso ..........   UBSW           Sell      122,211,000        9,000,000        12/31/09             --         (56,709)
Euro ..................   UBSW           Sell        8,223,000       11,384,579         1/11/10             --        (337,584)
Euro ..................   BZWS           Sell        6,429,000        8,996,421         1/13/10             --        (168,357)
Euro ..................   DBAB           Sell        1,086,000        1,517,001         1/15/10             --         (31,136)
Euro ..................   CITI           Sell        5,184,200        7,402,104         1/27/10         11,707              --
Mexican Peso ..........   CITI           Sell        8,798,000          645,393         1/29/10             --          (3,903)
New Zealand Dollar ....   UBSW           Sell        1,087,848          708,080         1/29/10             --          (3,683)
United States Dollar ..   JPHQ           Buy        14,500,000       21,834,100 SGD     2/08/10             --        (661,043)
Malaysian Ringgit .....   DBAB           Buy        21,721,000        5,946,886         2/17/10        181,676              --
Singapore Dollar ......   UBSW           Sell       16,171,000       10,646,871         3/23/10             --        (581,999)
Indian Rupee ..........   DBAB           Buy        16,152,000          312,152         4/09/10         19,821              --
Indian Rupee ..........   DBAB           Buy        34,636,000          668,907         4/12/10         42,840              --
Indian Rupee ..........   JPHQ           Buy        23,264,000          445,927         4/13/10         32,104              --
Indian Rupee ..........   JPHQ           Buy        22,836,000          445,929         4/15/10         23,251              --
Indian Rupee ..........   DBAB           Buy         8,029,000          156,511         4/19/10          8,410              --
Indian Rupee ..........   JPHQ           Buy        11,408,000          223,599         4/19/10         10,729              --
Chilean Peso ..........   CITI           Buy       711,116,000        1,213,177         4/26/10        108,351              --
Euro ..................   UBSW           Sell       11,680,000       15,190,074         4/26/10             --      (1,468,446)
Indian Rupee ..........   DBAB           Buy        16,221,000          313,017         4/26/10         20,032              --
Chilean Peso ..........   JPHQ           Buy       562,321,000          960,986         4/27/10         84,026              --
Chilean Peso ..........   CITI           Buy       564,340,000          960,988         4/27/10         87,777              --
Indian Rupee ..........   JPHQ           Buy         2,314,000           44,715         4/27/10          2,793              --
Chilean Peso ..........   UBSW           Buy       113,493,000          192,198         4/28/10         18,716              --
Chilean Peso ..........   CITI           Buy       906,403,000        1,537,579         4/28/10        146,869              --
Indian Rupee ..........   JPHQ           Buy        11,481,000          223,583         4/28/10         12,117              --
Indian Rupee ..........   JPHQ           Buy        11,492,000          223,580         4/30/10         12,321              --
Indian Rupee ..........   DBAB           Buy        21,978,000          447,809         6/01/10          2,553              --
Indian Rupee ..........   HSBC           Buy           652,000           13,443         6/02/10             --             (84)
Indian Rupee ..........   HSBC           Buy         3,224,000           67,167         6/03/10             --          (1,109)
Indian Rupee ..........   HSBC           Buy        21,522,000          447,815         6/04/10             --          (6,870)
Indian Rupee ..........   DBAB           Buy        10,761,000          223,908         6/07/10             --          (3,471)
Indian Rupee ..........   DBAB           Buy         5,428,000          112,614         6/08/10             --          (1,429)
Indian Rupee ..........   HSBC           Buy         4,321,000           89,554         6/08/10             --          (1,045)
Indian Rupee ..........   DBAB           Buy         4,383,000           90,093         6/10/10             --            (323)
Indian Rupee ..........   BZWS           Buy         6,554,000          135,134         6/11/10             --            (906)
Indian Rupee ..........   HSBC           Buy         4,392,000           90,092         6/11/10             --            (143)
Indian Rupee ..........   DBAB           Buy        10,971,000          225,231         6/16/10             --            (603)


                    Quarterly Statements of Investments | 77

Franklin Investors Securities Trust

FRANKLIN TOTAL RETURN FUND

FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                        CONTRACT        SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY                    COUNTERPARTY   TYPE      QUANTITY           AMOUNT(a)          DATE      APPRECIATION   DEPRECIATION
--------                    ------------   ----   --------------   ------------------   ----------   ------------   ------------
Indian Rupee .............      DBAB       Buy         9,993,000          202,698         6/21/10     $    1,850     $        --
New Zealand Dollar .......      DBAB       Sell       20,030,204       12,600,000         7/06/10             --        (369,603)
New Zealand Dollar .......      DBAB       Sell        2,698,125        1,736,243         7/30/10             --          (7,856)
New Zealand Dollar .......      DBAB       Sell        2,687,860        1,726,547         8/03/10             --         (10,429)
New Zealand Dollar .......      BZWS       Sell        1,052,185          675,503         8/03/10             --          (4,451)
New Zealand Dollar .......      DBAB       Sell        1,064,903          680,367         8/04/10             --          (7,757)
New Zealand Dollar .......      BZWS       Sell          530,156          340,360         8/04/10             --          (2,219)
                                                                                                      ----------     -----------
   Unrealized
      appreciation
      (depreciation) .....                                                                             1,055,432      (7,589,718)
                                                                                                      ----------     -----------
      Net unrealized
         appreciation
         (depreciation) ..                                                                                           $(6,534,286)
                                                                                                                     ===========

(a)  In U.S. dollars unless otherwise indicated.

At July 31, 2009, the fund had the following credit default swap contracts outstanding. See Note 3.

CREDIT DEFAULT SWAPS

                                                                     PERIODIC
                                                      NOTIONAL        PAYMENT   EXPIRATION    UNREALIZED     UNREALIZED
DESCRIPTION                      COUNTERPARTY(a)      AMOUNT(b)        RATE        DATE      APPRECIATION   DEPRECIATION   RATING(C)
-----------                      ---------------   ---------------   --------   ----------   ------------   ------------   ---------
CONTRACTS TO BUY PROTECTION
SINGLE NAME
Aetna Inc.....................         JPHQ        $ 2,850,000         0.58%      3/20/13     $       92     $        --
Aetna Inc.....................         MLCO          5,000,000         0.62%      3/20/13             --          (6,832)
Capital One Financial Corp....         GSCO          8,400,000         1.95%      3/20/18             --        (475,520)
Centex Corp...................         MLCO         10,000,000         4.30%      3/20/11             --        (488,903)
Centex Corp...................         GSCO          3,750,000         4.00%      3/20/12             --        (259,034)
Centex Corp...................         GSCO          5,000,000         4.70%      9/20/12             --        (510,427)
Cox Communications Inc........         GSCO         10,000,000         0.98%      6/20/13             --        (218,514)
Crown European Holdings SA....         CITI         10,000,000 EUR     2.00%      9/20/11         87,737              --
Dish Network Corp.............         FBCO          4,500,000         1.00%     12/20/11             --         (10,966)
D.R. Horton Inc...............         FBCO          4,000,000         1.00%      6/20/12             --         (74,708)
Embarq Corp...................         FBCO          4,000,000         1.10%      6/20/13             --         (76,086)
Embarq Corp...................         FBCO          5,000,000         2.41%      6/20/13             --        (338,757)
iStar Financial Inc...........         FBCO          3,600,000         2.92%      3/20/18      1,917,358              --
K Hovnanian Enterprises Inc...         FBCO          2,500,000         5.00%      3/20/14             --        (269,766)
K Hovnanian Enterprises Inc...         GSCO          5,000,000         5.00%      3/20/14             --        (882,196)
K Hovnanian Enterprises Inc...         JPHQ          1,500,000         5.00%      3/20/14             --        (266,770)
Macy's Retail Holdings Inc....         FBCO          3,000,000         5.00%      9/20/11             --         (65,591)
Macy's Retail Holdings Inc....         FBCO          4,000,000         5.00%      3/20/12             --        (106,920)
Motorola Inc..................         CITI          4,000,000         5.97%     12/20/11             --        (411,347)
Pulte Homes Inc...............         MLCO          3,000,000         2.96%      9/20/11             --         (60,539)
Standard Pacific Corp.........         CITI          4,500,000         5.00%      6/20/11             --        (477,606)
Standard Pacific Corp.........         FBCO          4,000,000         5.00%      3/20/13             --        (377,561)
Teco Finance Inc..............         FBCO          7,315,000         2.80%      6/20/11             --        (189,844)
Textron Financial Corp........         MLCO         16,750,000         0.27%     12/20/10      1,606,953              --


                    78 | Quarterly Statements of Investments

Franklin Investors Securities Trust

FRANKLIN TOTAL RETURN FUND

CREDIT DEFAULT SWAPS (CONTINUED)

                                                                     PERIODIC
                                                      NOTIONAL        PAYMENT   EXPIRATION    UNREALIZED     UNREALIZED
DESCRIPTION                      COUNTERPARTY(a)      AMOUNT(b)        RATE        DATE      APPRECIATION   DEPRECIATION   RATING(c)
-----------                      ---------------   ---------------   --------   ----------   ------------   ------------   ---------
CONTRACTS TO SELL
   PROTECTION(d)
SINGLE NAME
Capital One Financial Corp. ..        GSCO         $14,030,000 EUR     2.60%      3/20/13     $  552,248     $        --      BBB
iStar Financial Inc. .........        FBCO           3,600,000         4.00%      3/20/13             --      (1,842,195)     CCC+
Time Warner Cable Inc. .......        GSCO          10,000,000         1.83%      6/20/13        356,556              --      BBB
UnitedHealth Group Inc. ......        JPHQ           2,850,000         0.85%      3/20/13             --         (45,550)     A-
UnitedHealth Group Inc. ......        MLCO          10,000,000         0.88%      3/20/13             --        (149,562)     A-
                                                                                              ----------     -----------
   Unrealized appreciation
      (depreciation) .........                                                                 4,520,944      (7,605,194)
                                                                                              ----------     -----------
      Net unrealized
         appreciation
         (depreciation) ......                                                                               $(3,084,250)
                                                                                                             ===========

(a) Positions are generally not collateralized if the unrealized appreciation (depreciation) is under $250,000. Collateral requirements may be net of current positions at the individual counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

                                                  COLLATERAL
COUNTERPARTY                                   POSTED (RECEIVED)
------------                                   -----------------
FBCO                                              $  (979,774)
GSCO                                               (1,350,000)
HSBC                                                  320,074
JPHQ                                                 (346,000)
MLCO                                                 (899,000)
                                                  -----------
   Total collateral for credit default swaps      $(3,254,700)
                                                  ===========

(b) In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

(c) Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

(d) The fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps.

See Abbreviations on page 89.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 79

Franklin Investors Securities Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of nine funds (Funds).

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual are valued at the closing net asset value.

Corporate debt securities, government securities, municipal securities, mortgage backed securities, asset-backed securities, collateralized debt obligations and other debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted


                    80 | Quarterly Statements of Investments

Franklin Investors Securities Trust

2. SECURITY VALUATION (CONTINUED)

bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Funds' Board of Trustees.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the fund's independent pricing services and the fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.


                    Quarterly Statements of Investments | 81

Franklin Investors Securities Trust

3. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

Certain funds enter into financial futures contracts in order to manage interest rate risk. A futures contract is an agreement between the fund and a counterparty to buy or sell a security for a specific price on a future date. Required initial margin deposits of cash or securities are pledged or received by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Certain funds enter into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds enter into credit default swap contracts in order to manage or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract (or other agreed upon amount) from the seller. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are recorded as a liability or asset, and amortized over the term of the contract as a realized gain or loss. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Any cash received may be invested according to the funds investment objectives.

Certain funds purchase or write option contracts in order to manage equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.


                    82 | Quarterly Statements of Investments

Franklin Investors Securities Trust

4. INCOME TAXES

At July 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                   FRANKLIN
                                                   ADJUSTABLE                        FRANKLIN
                                                U.S. GOVERNMENT      FRANKLIN       CONVERTIBLE
                                                SECURITIES FUND   BALANCED FUND   SECURITIES FUND
                                                ---------------   -------------   ---------------
Cost of investments .........................   $1,670,904,564     $91,299,531     $ 871,364,981
                                                --------------     -----------     -------------
Unrealized appreciation .....................   $   16,105,965     $ 6,884,258     $  51,538,471
Unrealized depreciation .....................       (3,340,200)     (8,960,182)     (205,095,630)
                                                --------------     -----------     -------------
Net unrealized appreciation (depreciation) ..   $   12,765,765     $(2,075,924)    $(153,557,159)
                                                ==============     ===========     =============

                                                                     FRANKLIN          FRANKLIN
                                                                     FLOATING      LIMITED MATURITY
                                                FRANKLIN EQUITY     RATE DAILY      U.S. GOVERNMENT
                                                  INCOME FUND       ACCESS FUND     SECURITIES FUND
                                                ---------------   --------------   ----------------
Cost of investments .........................    $ 653,125,933    $1,461,508,096     $388,332,228
                                                 -------------    --------------     ------------
Unrealized appreciation .....................    $  58,731,890    $   20,226,282     $  8,625,189
Unrealized depreciation .....................     (115,350,040)      (73,492,322)        (385,674)
                                                 -------------    --------------     ------------
Net unrealized appreciation (depreciation) ..    $ (56,618,150)   $  (53,266,040)    $  8,239,515
                                                 =============    ==============     ============

                                                  FRANKLIN
                                                LOW DURATION     FRANKLIN        FRANKLIN
                                                TOTAL RETURN    REAL RETURN    TOTAL RETURN
                                                    FUND           FUND            FUND
                                                ------------   ------------   --------------
Cost of investments .........................   $112,332,626   $361,998,417   $2,308,849,849
                                                ------------   ------------   --------------
Unrealized appreciation .....................   $  3,785,969   $  3,202,480   $   82,236,106
Unrealized depreciation .....................       (480,249)    (9,398,022)     (84,444,124)
                                                ------------   ------------   --------------
Net unrealized appreciation (depreciation) ..   $  3,305,720   $ (6,195,542)  $   (2,208,018)
                                                ============   ============   ==============

5. OTHER CONSIDERATIONS

From time to time, officers, directors or employees of the Franklin Low Duration Total Return Fund's, Franklin Real Return Fund's and Franklin Total Return Fund's Investment Manager, may have discussions or enter agreements with issuers, underwriters or creditors' committees which, pursuant to the fund's policies and the requirements of applicable securities laws, could prevent the fund from trading in the securities of such companies for limited or extended periods of time.


                    Quarterly Statements of Investments | 83

Franklin Investors Securities Trust

6. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on November 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009, in valuing the Funds' assets and liabilities carried at fair value:

                                                  LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                                -----------   --------------   -------   --------------
FRANKLIN ADJUSTABLE U.S. GOVERNMENT
   SECURITIES FUND
ASSETS:
   Investments in Securities:
      Mortgage-Backed Securities ............   $        --   $1,382,290,543     $--     $1,382,290,543
      Asset-Backed Securities and Commercial
         Mortgage-Backed Securities .........            --           44,515      --             44,515
   Short Term Investments ...................    80,905,049      220,430,222      --        301,335,271
                                                -----------   --------------     ---     --------------
      Total Investments in Securities .......   $80,905,049   $1,602,765,280     $--     $1,683,670,329
                                                ===========   ==============     ===     ==============



                    84 | Quarterly Statements of Investments

Franklin Investors Securities Trust

6. FAIR VALUE MEASUREMENTS (CONTINUED)

                                            LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                                           ----------   ------------   -------   ------------
FRANKLIN BALANCED FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Consumer Discretionary .......   $   819,000   $  1,222,200     $--     $  2,041,200
         Energy .......................     3,566,398      1,447,960      --        5,014,358
         Financials ...................     3,095,991      1,512,000      --        4,607,991
         Health Care ..................     4,616,814      1,166,875      --        5,783,689
         Information Technology .......     8,334,628        933,055      --        9,267,683
         Materials ....................     1,868,900      1,245,240      --        3,114,140
         Utilities ....................     4,734,800      1,537,629      --        6,272,429
         Other Equity Investments(b) ..     6,655,328             --      --        6,655,328
      Convertible Bonds ...............            --      3,253,814      --        3,253,814
      Corporate Bonds .................            --     32,011,359      --       32,011,359
      Asset-Backed Securities and
         Commercial Mortgage-Backed
         Securities ...................            --         82,988      --           82,988
      Mortgage-Backed Securities ......            --        557,694      --          557,694
      Short Term Investments ..........    10,560,934             --      --       10,560,934
                                          -----------   ------------     ---     ------------
            Total Investments in
               Securities .............   $44,252,793   $ 44,970,814     $--     $ 89,223,607
                                          ===========   ============     ===     ============
LIABILITIES:
   Options Written ....................        63,744             --      --           63,744
FRANKLIN CONVERTIBLE SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Consumer Discretionary .......   $        --   $ 23,176,753    $ --     $ 23,176,753
         Energy .......................            --     24,933,000      --       24,933,000
         Financials ...................            --     51,606,534      --       51,606,534
         Health Care ..................            --     17,036,375      --       17,036,375
         Materials ....................            --     17,210,281      --       17,210,281
         Utilities ....................    13,219,501     28,310,363      --       41,529,864
         Other Equity Investments(b) ..            --     15,780,000      --       15,780,000
      Convertible Bonds ...............            --    498,450,187      --      498,450,187
      Short Term Investments ..........    28,084,828             --      --       28,084,828
                                          -----------   ------------     ---     ------------
            Total Investments in
               Securities .............   $41,304,329   $676,503,493     $--     $717,807,822
                                          ===========   ============     ===     ============


                     Quarterly Statements of Investments | 85

Franklin Investors Securities Trust

6. FAIR VALUE MEASUREMENTS (CONTINUED)

                                             LEVEL 1         LEVEL 2       LEVEL 3        TOTAL
                                          ------------   --------------   --------   --------------
FRANKLIN EQUITY INCOME FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Consumer Discretionary .......   $ 21,901,579   $   15,581,416   $     --   $   37,482,995
         Health Care ..................     59,224,581       17,736,500         --       76,961,081
         Utilities ....................     34,617,543       11,693,000         --       46,310,543
         Other Equity Investments(b) ..    334,590,690               --         --      334,590,690
      Corporate Bonds .................             --       36,465,166         --       36,465,166
      Convertible Bonds ...............             --       49,511,233         --       49,511,233
      Short Term Investments ..........     15,186,075               --         --       15,186,075
                                          ------------   --------------   --------   --------------
            Total Investments in
               Securities .............   $465,520,468   $  130,987,315   $     --   $  596,507,783
                                          ============   ==============   ========   ==============
FRANKLIN FLOATING RATE DAILY ACCESS
   FUND
ASSETS:
   Investments in Securities:
      Equity Investments ..............   $         --   $           --   $181,360   $      181,360
      Senior Floating Rate Interests ..             --    1,175,954,208         --    1,175,954,208
      Short Term Investments ..........    232,106,488               --         --      232,106,488
                                          ------------   --------------   --------   --------------
            Total Investments in
               Securities .............   $232,106,488   $1,175,954,208   $181,360   $1,408,242,056
                                          ============   ==============   ========   ==============
FRANKLIN LIMITED MATURITY U.S. ........
   GOVERNMENT SECURITIES FUND
ASSETS:
   Investments in Securities:
      Corporate Bonds .................   $         --   $   13,620,512   $     --   $   13,620,512
      Mortgage-Backed Securities ......             --      124,916,923         --      124,916,923
      U.S. Government and Agency
         Securities ...................             --      246,415,531         --      246,415,531
      Short Term Investments ..........      7,934,055        3,684,722         --       11,618,777
                                          ------------   --------------   --------   --------------
            Total Investments in
               Securities .............   $  7,934,055   $  388,637,688   $     --   $  396,571,743
                                          ============   ==============   ========   ==============


                    86 | Quarterly Statements of Investments

Franklin Investors Securities Trust

6. FAIR VALUE MEASUREMENTS (CONTINUED)

                                            LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                                          -----------   ------------   -------   ------------
FRANKLIN LOW DURATION TOTAL RETURN
   FUND
ASSETS:
   Investments in Securities:
      Equity Investments ..............   $     5,240   $         --     $--     $      5,240
      Corporate Bonds .................            --     38,436,286      --       38,436,286
      Convertible Bonds ...............            --        123,353      --          123,353
      Asset-Backed Securities and
         Commercial Mortgage-Backed
         Securities ...................            --      5,269,194      --        5,269,194
      Mortgage-Backed Securities ......            --     22,853,701      --       22,853,701
      Foreign Government and Agency
         Securities ...................            --      6,437,599      --        6,437,599
      U.S. Government and Agency
         Securities ...................            --     29,855,106      --       29,855,106
      Senior Floating Rate Interests ..            --      1,180,857      --        1,180,857
      Short Term Investments ..........    11,439,033         37,977      --       11,477,010
                                          -----------   ------------     ---     ------------
            Total Investments in
               Securities .............   $11,444,273   $104,194,073     $--     $115,638,346
                                          ===========   ============     ===     ============
   Forward Exchange Contracts .........            --         75,798      --           75,798
   Swaps ..............................            --        207,925      --          207,925
LIABILITIES:
   Financial Futures Contracts ........        98,574             --      --           98,574
   Forward Exchange Contracts .........            --        227,676      --          227,676
   Swaps ..............................            --        408,430      --          408,430
FRANKLIN REAL RETURN FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Diversified Financials .......   $        --   $     49,277     $--     $     49,277
         Other Equity Investments(b) ..    20,948,806             --      --       20,948,806
      Senior Floating Rate Interests ..            --        357,682      --          357,682
      Corporate Bonds .................            --     20,252,843      --       20,252,843
      Foreign Government and Agency
         Securities ...................            --     36,466,227      --       36,466,227
      U.S. Government and Agency
         Securities ...................            --    234,917,856      --      234,917,856
      Short Term Investments ..........            --     42,810,184      --       42,810,184
                                          -----------   ------------     ---     ------------
            Total Investments in
               Securities .............   $20,948,806   $334,854,069     $--     $355,802,875
                                          ===========   ============     ===     ============
   Forward Exchange Contracts .........            --        800,093      --          800,093


                     Quarterly Statements of Investments | 87

Franklin Investors Securities Trust

6. FAIR VALUE MEASUREMENTS (CONTINUED)

                                             LEVEL 1         LEVEL 2      LEVEL 3        TOTAL
                                          ------------   --------------   -------   --------------
FRANKLIN TOTAL RETURN FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a)............   $         --   $      352,835     $--     $      352,835
      Corporate Bonds .................             --      613,745,605      --        613,745,605
      Convertible Bonds ...............             --        7,534,500      --          7,534,500
      Asset-Backed Securities and
         Commercial Mortgage-Backed
         Securities ...................             --      236,523,461      --        236,523,461
      Mortgage-Backed Securities ......             --      791,907,506      --        791,907,506
      Foreign Government and Agency
         Securities ...................             --      167,427,497      --        167,427,497
      U.S. Government and Agency
         Securities ...................             --       97,220,297      --         97,220,297
      Senior Floating Rate Interests ..             --       37,352,180      --         37,352,180
      Municipal Bonds .................             --       53,694,666      --         53,694,666
      Short Term Investments ..........    300,815,973           67,311      --        300,883,284
                                          ------------   --------------     ---     --------------
         Total Investments in
            Securities ................   $300,815,973   $2,005,825,858     $--     $2,306,641,831
                                          ============   ==============     ===     ==============
   Financial Futures Contracts ........        140,243               --      --            140,243
   Forward Exchange Contracts .........             --        1,055,432      --          1,055,432
   Swaps ..............................             --        4,520,945      --          4,520,945
LIABILITIES:
   Financial Futures Contracts ........        699,872               --      --            699,872
   Forward Exchange Contracts .........             --        7,589,718      --          7,589,718
   Swaps ..............................             --        7,605,195      --          7,605,195

(a)  Includes common and preferred stock as well as other equity investments.

(b) For detailed industry descriptions, see the accompanying Statement of Investments.

At July 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the funds' fair value, were as follows:

                                                                                                                 NET CHANGE
                                                               NET CHANGE                                       IN UNREALIZED
                                                                   IN                                           APPRECIATION
                                                    NET        UNREALIZED       NET       TRANSFER             (DEPRECIATION)
                                     BEGINNING    REALIZED    APPRECIATION   PURCHASES  IN (OUT) OF   ENDING   ON ASSETS HELD
                                      BALANCE   GAIN (LOSS)  (DEPRECIATION)   (SALES)     LEVEL 3     BALANCE   AT PERIOD END
                                     ---------  -----------  --------------  ---------  -----------  --------  --------------

FRANKLIN FLOATING RATE DAILY ACCESS
   FUND
ASSETS
   Equity Securities - Steel ......   $181,360      $--            $--          $--         $--      $181,360        $--

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through September 22, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.


                    88 | Quarterly Statements of Investments

Franklin Investors Securities Trust

ABBREVIATIONS

CURRENCY

AUD    -   Australian Dollar
BRL    -   Brazilian Real
EGP    -   Egyptian Pound
EUR    -   Euro
IDR    -   Indonesian Rupiah
KRW    -   South Korean Won
MXN    -   Mexican Peso
MYR    -   Malaysian Ringgit
NOK    -   Norwegian Krone
NZD    -   New Zealand Dollar
PEN    -   Peruvian Nuevo Sol
PLN    -   Polish Zloty
SEK    -   Swedish Krona
SGD    -   Singapore Dollar
VND    -   Vietnamese Dong

SELECTED PORTFOLIO

ADR    -   American Depository Receipt
AMBAC  -   American Municipal Bond Assurance Corp.
BHAC   -   Berkshire Hathaway Assurance Corp.
CLO    -   Collateralized Loan Obligation
DIP    -   Debtor-In-Possession
FDIC   -   Federal Deposit Insurance Corp.
FHLB   -   Federal Home Loan Bank
FHLMC  -   Federal Home Loan Mortgage Corp.
FNMA   -   Federal National Mortgage Association
FRN    -   Floating Rate Note
FSA    -   Financial Security Assurance Inc.
GNMA   -   Government National Mortgage Association
GO     -   General Obligation
ID     -   Improvement District
IDA    -   Industrial Development Authority/Agency
ISD    -   Independent School District
L/C    -   Letter of Credit
MBIA   -   Municipal Bond Investors Assurance Corp.
           (effective February 18, 2009, MBIA spun-off
           and established National Public Financial
           Guarantee Corp. as a subsidiary under MBIA)
MTA    -   Metropolitan Transit Authority
PIK    -   Payment-In-Kind
REIT   -   Real Estate Investment Trust
SF     -   Single Family
USD    -   Unified/Union School District

COUNTERPARTY

BZWS   -   Barclays Bank PLC
CITI   -   Citibank N.A.
DBAB   -   Deutsche Bank AG
FBCO   -   Credit Suisse International
GSCO   -   The Goldman Sachs Group Inc.
HSBC   -   HSBC Bank USA
JPHQ   -   JPMorgan Chase Bank, N.A.
MLCO   -   Merrill Lynch Capital Services,
           Inc.
UBSW   -   UBS AG

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 89



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.


(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST



By /s/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  September 25, 2009


By /s/GASTON GARDEY
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  September 25, 2009